Schwab Investments
Schwab® Treasury Inflation Protected Securities Index Fund

Portfolio Holdings as of November 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.8% of net assets
U.S. Treasury Inflation Protected Securities
1.13%, 01/15/21	29,291,576	29,496,449
0.13%, 04/15/21	37,035,769	36,799,738
0.63%, 07/15/21	31,073,187	31,295,901
0.13%, 01/15/22	34,281,606	34,094,731
0.13%, 04/15/22	36,191,084	35,944,526
0.13%, 07/15/22	35,311,229	35,266,488
0.13%, 01/15/23	35,366,850	35,172,415
0.63%, 04/15/23	35,338,561	35,699,189
0.38%, 07/15/23	35,272,524	35,579,891
0.63%, 01/15/24	35,137,888	35,714,877
0.50%, 04/15/24	25,407,641	25,706,607
0.13%, 07/15/24	34,537,369	34,543,216
0.13%, 10/15/24	13,269,880	13,282,638
0.25%, 01/15/25	34,639,102	34,748,636
2.38%, 01/15/25	22,020,253	24,444,435
0.38%, 07/15/25	34,622,804	35,104,342
0.63%, 01/15/26	30,993,899	31,809,059
2.00%, 01/15/26	15,712,056	17,419,445
0.13%, 07/15/26	29,246,669	29,225,718
0.38%, 01/15/27	29,021,847	29,383,690
2.38%, 01/15/27	12,898,104	14,864,374
0.38%, 07/15/27	28,678,327	29,167,871
0.50%, 01/15/28	28,440,654	29,129,042
1.75%, 01/15/28	13,321,089	14,953,356
3.63%, 04/15/28	11,234,154	14,386,798
0.75%, 07/15/28	27,928,612	29,332,161
0.88%, 01/15/29	27,764,442	29,469,134
2.50%, 01/15/29	12,885,859	15,539,917
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.88%, 04/15/29	13,687,470	18,297,706
0.25%, 07/15/29	29,759,199	30,008,925
3.38%, 04/15/32	5,200,710	7,156,993
2.13%, 02/15/40	6,964,420	9,233,616
2.13%, 02/15/41	8,937,433	11,963,942
0.75%, 02/15/42	15,688,592	16,612,166
0.63%, 02/15/43	11,606,383	11,974,898
1.38%, 02/15/44	17,540,851	21,093,639
0.75%, 02/15/45	19,514,617	20,659,619
1.00%, 02/15/46	13,387,011	15,019,454
0.88%, 02/15/47	14,091,077	15,397,952
1.00%, 02/15/48	13,710,883	15,473,437
1.00%, 02/15/49	11,938,575	13,547,124
Total Treasuries
(Cost $970,551,650)		1,004,014,115
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59% (a)	1,022,649	1,022,649
Total Other Investment Company
(Cost $1,022,649)		1,022,649
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$1,004,014,115	$—	$1,004,014,115
Other Investment Company[1]	1,022,649	—	—	1,022,649
Total	$1,022,649	$1,004,014,115	$—	$1,005,036,764
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab® U.S. Aggregate Bond Index Fund

Portfolio Holdings as of November 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 24.9% of net assets

Financial Institutions 7.8%
Banking 5.6%
Ally Financial, Inc.
4.13%, 02/13/22	250,000	258,383
5.13%, 09/30/24	150,000	164,421
8.00%, 11/01/31	400,000	551,710
American Express Co.
3.00%, 02/22/21 (a)	150,000	151,855
3.70%, 11/05/21 (a)	150,000	154,678
2.75%, 05/20/22 (a)	250,000	254,196
2.50%, 08/01/22 (a)	250,000	252,779
2.65%, 12/02/22	200,000	203,446
3.40%, 02/27/23 (a)	250,000	259,809
3.70%, 08/03/23 (a)	500,000	526,067
2.50%, 07/30/24 (a)	350,000	353,475
3.00%, 10/30/24 (a)	250,000	258,026
4.20%, 11/06/25 (a)	150,000	165,065
4.05%, 12/03/42	150,000	177,224
American Express Credit Corp.
2.25%, 05/05/21 (a)	195,000	196,001
2.70%, 03/03/22 (a)	150,000	152,416
3.30%, 05/03/27 (a)	250,000	267,791
Australia & New Zealand Banking Group Ltd.
2.30%, 06/01/21	250,000	251,210
2.55%, 11/23/21	250,000	252,700
2.63%, 05/19/22	250,000	253,799
Banco Santander S.A.
3.50%, 04/11/22	200,000	205,493
3.13%, 02/23/23	200,000	204,127
3.85%, 04/12/23	200,000	208,550
2.71%, 06/27/24	200,000	202,479
5.18%, 11/19/25	200,000	220,997
4.25%, 04/11/27	200,000	215,934
4.38%, 04/12/28	200,000	219,107
3.31%, 06/27/29	200,000	206,689
Bancolombia S.A.
5.95%, 06/03/21	100,000	104,807
Bank of America Corp.
5.88%, 01/05/21	330,000	343,908
2.63%, 04/19/21 (b)	794,000	801,245
5.00%, 05/13/21	260,000	270,930
5.70%, 01/24/22	474,000	510,799
2.50%, 10/21/22 (a)	750,000	755,970
3.30%, 01/11/23	450,000	465,347
3.12%, 01/20/23 (a)(c)	150,000	152,960
2.88%, 04/24/23 (a)(c)	150,000	152,395
4.10%, 07/24/23	500,000	533,212
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 12/20/23 (a)(c)	750,000	766,264
4.13%, 01/22/24	500,000	536,655
3.55%, 03/05/24 (a)(c)	150,000	155,849
4.00%, 04/01/24	250,000	267,964
3.86%, 07/23/24 (a)(c)	250,000	263,476
4.20%, 08/26/24	300,000	321,745
4.00%, 01/22/25	150,000	159,719
3.46%, 03/15/25 (a)(c)	450,000	469,276
3.88%, 08/01/25	250,000	269,052
3.09%, 10/01/25 (a)(c)	250,000	257,685
2.46%, 10/22/25 (a)(c)	250,000	251,001
4.45%, 03/03/26	800,000	878,224
3.50%, 04/19/26 (b)	500,000	532,100
4.25%, 10/22/26	250,000	273,570
3.56%, 04/23/27 (a)(c)	250,000	263,731
3.25%, 10/21/27 (a)	200,000	208,778
4.18%, 11/25/27 (a)	250,000	270,876
3.82%, 01/20/28 (a)(c)	250,000	269,099
3.71%, 04/24/28 (a)(c)	250,000	266,685
3.59%, 07/21/28 (a)(c)	100,000	106,029
3.42%, 12/20/28 (a)(c)	850,000	891,794
3.97%, 03/05/29 (a)(c)	500,000	544,097
4.27%, 07/23/29 (a)(c)	550,000	612,004
3.97%, 02/07/30 (a)(c)	350,000	382,958
3.19%, 07/23/30 (a)(c)	300,000	309,958
2.88%, 10/22/30 (a)(c)	250,000	252,139
6.11%, 01/29/37	400,000	535,610
4.24%, 04/24/38 (a)(c)	250,000	288,800
4.08%, 04/23/40 (a)(c)	450,000	510,129
5.00%, 01/21/44	300,000	391,740
4.75%, 04/21/45	100,000	123,044
4.44%, 01/20/48 (a)(c)	450,000	547,006
3.95%, 01/23/49 (a)(c)	150,000	171,202
4.33%, 03/15/50 (a)(c)	350,000	422,352
Bank of America NA
6.00%, 10/15/36	418,000	573,565
Bank of Montreal
1.90%, 08/27/21	300,000	299,829
2.90%, 03/26/22	200,000	203,945
2.35%, 09/11/22	250,000	253,173
2.55%, 11/06/22 (a)	250,000	254,063
3.30%, 02/05/24	250,000	260,398
2.50%, 06/28/24	200,000	202,103
4.34%, 10/05/28 (a)(c)	250,000	263,314
3.80%, 12/15/32 (a)(c)	100,000	104,108
Barclays PLC
3.25%, 01/12/21	250,000	252,681
3.20%, 08/10/21	200,000	202,874
3.68%, 01/10/23 (a)	250,000	255,533
4.61%, 02/15/23 (a)(c)	400,000	416,994
4.34%, 05/16/24 (a)(c)	200,000	210,015

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.65%, 03/16/25	550,000	569,008
3.93%, 05/07/25 (a)(c)	250,000	260,501
4.38%, 01/12/26	500,000	537,665
4.34%, 01/10/28 (a)	200,000	214,378
4.97%, 05/16/29 (a)(c)	450,000	505,440
4.95%, 01/10/47	200,000	231,799
BB&T Corp.
2.05%, 05/10/21 (a)	250,000	250,326
3.95%, 03/22/22 (a)	274,000	284,530
2.50%, 08/01/24 (a)	300,000	303,102
2.85%, 10/26/24 (a)	500,000	512,905
BBVA USA
2.88%, 06/29/22 (a)	250,000	253,818
BNP Paribas S.A.
5.00%, 01/15/21	541,000	559,126
3.25%, 03/03/23	195,000	202,755
4.25%, 10/15/24	200,000	212,628
BPCE S.A.
2.75%, 12/02/21	250,000	253,486
3.38%, 12/02/26	250,000	264,569
Branch Banking & Trust Co.
2.85%, 04/01/21 (a)	250,000	252,686
3.63%, 09/16/25 (a)	491,000	523,401
Canadian Imperial Bank of Commerce
2.61%, 07/22/23 (a)(c)	150,000	151,376
3.50%, 09/13/23	500,000	526,292
Capital One Financial Corp.
3.45%, 04/30/21 (a)	200,000	203,628
3.20%, 01/30/23 (a)	250,000	257,055
3.90%, 01/29/24 (a)	150,000	158,510
3.75%, 04/24/24 (a)	400,000	420,926
3.30%, 10/30/24 (a)	500,000	518,245
3.75%, 07/28/26 (a)	150,000	157,231
3.75%, 03/09/27 (a)	500,000	530,390
3.80%, 01/31/28 (a)	200,000	213,407
Capital One NA
2.95%, 07/23/21 (a)	1,000,000	1,013,685
Citibank NA
3.40%, 07/23/21 (a)	250,000	255,760
3.17%, 02/19/22 (a)(c)	250,000	253,258
2.84%, 05/20/22 (a)(c)	250,000	252,704
3.65%, 01/23/24 (a)	250,000	264,875
Citigroup, Inc.
2.70%, 03/30/21	500,000	504,342
2.35%, 08/02/21	250,000	251,293
2.90%, 12/08/21 (a)	350,000	355,281
4.50%, 01/14/22	200,000	209,955
2.75%, 04/25/22 (a)	150,000	152,260
2.70%, 10/27/22 (a)	150,000	152,414
2.31%, 11/04/22 (a)(c)	150,000	150,333
3.14%, 01/24/23 (a)(c)	500,000	509,677
3.50%, 05/15/23	350,000	363,813
2.88%, 07/24/23 (a)(c)	500,000	507,687
4.04%, 06/01/24 (a)(c)	150,000	158,474
3.75%, 06/16/24	100,000	105,949
4.00%, 08/05/24	150,000	160,184
3.88%, 03/26/25	150,000	158,195
4.40%, 06/10/25	150,000	162,205
5.50%, 09/13/25	724,000	828,260
3.70%, 01/12/26	500,000	534,082
4.60%, 03/09/26	345,000	380,283
3.40%, 05/01/26	250,000	262,664
3.20%, 10/21/26 (a)	650,000	674,381
4.30%, 11/20/26	150,000	163,442
4.45%, 09/29/27	580,000	639,116
3.89%, 01/10/28 (a)(c)	300,000	322,405
3.67%, 07/24/28 (a)(c)	350,000	372,274
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.13%, 07/25/28	250,000	271,787
3.52%, 10/27/28 (a)(c)	200,000	211,055
4.08%, 04/23/29 (a)(c)	250,000	274,046
3.98%, 03/20/30 (a)(c)	350,000	381,530
2.98%, 11/05/30 (a)(c)	300,000	303,472
6.63%, 06/15/32	100,000	133,537
6.00%, 10/31/33	150,000	192,413
3.88%, 01/24/39 (a)(c)	100,000	110,062
8.13%, 07/15/39	170,000	282,472
5.88%, 01/30/42	330,000	459,565
4.65%, 07/30/45	280,000	344,709
4.75%, 05/18/46	330,000	394,533
4.28%, 04/24/48 (a)(c)	150,000	179,078
4.65%, 07/23/48 (a)	400,000	497,670
Citizens Bank NA
2.55%, 05/13/21 (a)	250,000	251,734
3.70%, 03/29/23 (a)	500,000	524,820
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	150,000	151,847
Comerica, Inc.
4.00%, 02/01/29 (a)	250,000	275,519
Cooperatieve Rabobank UA
2.50%, 01/19/21	241,000	242,485
3.88%, 02/08/22	500,000	519,415
3.95%, 11/09/22	250,000	260,651
2.75%, 01/10/23	250,000	254,695
4.63%, 12/01/23	491,000	529,715
4.38%, 08/04/25	491,000	534,046
3.75%, 07/21/26	300,000	314,061
5.25%, 05/24/41	150,000	208,914
5.25%, 08/04/45	250,000	318,894
Credit Suisse AG
3.63%, 09/09/24	550,000	582,711
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	355,000	358,708
3.45%, 04/16/21	500,000	508,720
3.80%, 09/15/22	250,000	260,139
3.80%, 06/09/23	250,000	261,481
3.75%, 03/26/25	250,000	264,106
4.55%, 04/17/26	250,000	277,589
4.88%, 05/15/45	250,000	314,937
Credit Suisse USA, Inc.
7.13%, 07/15/32	150,000	218,672
Deutsche Bank AG
3.13%, 01/13/21	593,000	595,067
3.15%, 01/22/21	150,000	150,328
3.38%, 05/12/21	500,000	502,512
4.25%, 10/14/21	250,000	255,730
3.30%, 11/16/22	250,000	251,515
3.70%, 05/30/24	300,000	301,923
4.10%, 01/13/26	250,000	251,628
Discover Bank
3.35%, 02/06/23 (a)	500,000	515,392
4.65%, 09/13/28 (a)	500,000	561,995
Discover Financial Services
3.85%, 11/21/22	150,000	156,948
Fifth Third Bancorp
3.50%, 03/15/22 (a)	150,000	154,614
2.60%, 06/15/22 (a)	150,000	151,717
8.25%, 03/01/38	150,000	232,381
Fifth Third Bank
3.35%, 07/26/21 (a)	200,000	204,175
2.88%, 10/01/21 (a)	500,000	506,935
3.85%, 03/15/26 (a)	200,000	213,816

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
First Republic Bank
2.50%, 06/06/22 (a)	250,000	252,679
4.63%, 02/13/47 (a)	250,000	291,390
Goldman Sachs Capital l
6.35%, 02/15/34	150,000	196,002
HSBC Holdings PLC
3.40%, 03/08/21	700,000	711,119
5.10%, 04/05/21	250,000	259,819
2.95%, 05/25/21	250,000	253,294
2.65%, 01/05/22	250,000	252,575
4.00%, 03/30/22	330,000	344,103
3.26%, 03/13/23 (a)(c)	400,000	408,220
3.60%, 05/25/23	200,000	208,362
3.03%, 11/22/23 (a)(c)	200,000	203,900
4.25%, 03/14/24	500,000	529,170
3.95%, 05/18/24 (a)(c)	200,000	209,265
3.80%, 03/11/25 (a)(c)	250,000	261,321
4.25%, 08/18/25	200,000	212,616
2.63%, 11/07/25 (a)(c)	200,000	199,311
4.30%, 03/08/26	200,000	217,338
3.90%, 05/25/26	250,000	266,262
4.29%, 09/12/26 (a)(c)	200,000	214,988
4.38%, 11/23/26	709,000	762,973
4.04%, 03/13/28 (a)(c)	400,000	425,640
4.58%, 06/19/29 (a)(c)	400,000	443,756
3.97%, 05/22/30 (a)(c)	450,000	481,291
6.50%, 05/02/36	100,000	135,363
6.50%, 09/15/37	505,000	688,065
6.80%, 06/01/38	200,000	282,930
6.10%, 01/14/42	200,000	283,307
5.25%, 03/14/44	200,000	250,199
HSBC USA, Inc.
3.50%, 06/23/24	150,000	158,308
Huntington Bancshares, Inc.
3.15%, 03/14/21 (a)	250,000	253,360
ING Groep N.V.
4.10%, 10/02/23	300,000	318,390
3.55%, 04/09/24	200,000	208,810
4.55%, 10/02/28	300,000	340,290
4.05%, 04/09/29	200,000	219,780
JPMorgan Chase & Co.
2.55%, 03/01/21 (a)	500,000	503,412
4.63%, 05/10/21	500,000	518,635
2.40%, 06/07/21 (a)	809,000	813,846
2.30%, 08/15/21 (a)	250,000	250,508
4.35%, 08/15/21	900,000	935,586
3.51%, 06/18/22 (a)(c)	200,000	204,294
3.25%, 09/23/22	380,000	392,593
2.97%, 01/15/23 (a)	750,000	763,260
3.20%, 01/25/23	563,000	582,243
3.38%, 05/01/23	250,000	259,425
2.70%, 05/18/23 (a)	300,000	305,295
3.56%, 04/23/24 (a)(c)	250,000	260,643
3.63%, 05/13/24	250,000	264,924
3.80%, 07/23/24 (a)(c)	250,000	263,277
3.88%, 09/10/24	400,000	425,786
4.02%, 12/05/24 (a)(c)	250,000	266,506
3.13%, 01/23/25 (a)	195,000	202,527
3.22%, 03/01/25 (a)(c)	250,000	258,901
3.90%, 07/15/25 (a)	250,000	269,380
3.30%, 04/01/26 (a)	985,000	1,036,230
3.20%, 06/15/26 (a)	250,000	261,393
2.95%, 10/01/26 (a)	150,000	155,032
4.13%, 12/15/26	250,000	274,109
8.00%, 04/29/27	150,000	200,631
4.25%, 10/01/27	250,000	276,552
3.63%, 12/01/27 (a)	150,000	158,426
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.78%, 02/01/28 (a)(c)	500,000	538,447
3.54%, 05/01/28 (a)(c)	250,000	265,345
3.51%, 01/23/29 (a)(c)	250,000	265,761
4.01%, 04/23/29 (a)(c)	300,000	329,307
4.20%, 07/23/29 (a)(c)	400,000	444,958
4.45%, 12/05/29 (a)(c)	300,000	340,629
3.70%, 05/06/30 (a)(c)	300,000	322,969
8.75%, 09/01/30	50,000	73,578
2.74%, 10/15/30 (a)(c)	400,000	399,478
6.40%, 05/15/38	200,000	289,207
3.88%, 07/24/38 (a)(c)	300,000	332,812
5.50%, 10/15/40	330,000	444,583
5.60%, 07/15/41	100,000	137,509
5.40%, 01/06/42	400,000	537,246
5.63%, 08/16/43	250,000	337,927
4.85%, 02/01/44	100,000	127,373
4.95%, 06/01/45	150,000	189,006
4.26%, 02/22/48 (a)(c)	550,000	652,520
4.03%, 07/24/48 (a)(c)	250,000	287,864
3.96%, 11/15/48 (a)(c)	100,000	113,427
3.90%, 01/23/49 (a)(c)	500,000	562,682
KeyBank NA
2.50%, 11/22/21	250,000	252,550
3.38%, 03/07/23	250,000	259,948
3.40%, 05/20/26	250,000	260,868
KeyCorp
4.15%, 10/29/25	150,000	164,132
4.10%, 04/30/28	150,000	164,383
2.55%, 10/01/29	150,000	146,773
Lloyds Bank PLC
6.38%, 01/21/21	505,000	530,497
3.30%, 05/07/21	200,000	203,397
Lloyds Banking Group PLC
3.00%, 01/11/22	200,000	202,854
2.86%, 03/17/23 (a)(c)	200,000	201,927
4.05%, 08/16/23	200,000	211,214
2.91%, 11/07/23 (a)(c)	250,000	253,044
3.90%, 03/12/24	250,000	263,190
4.45%, 05/08/25	200,000	217,922
4.58%, 12/10/25	200,000	214,344
4.65%, 03/24/26	524,000	564,775
4.38%, 03/22/28	500,000	549,172
3.57%, 11/07/28 (a)(c)	200,000	206,286
4.34%, 01/09/48	300,000	317,841
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (a)	250,000	253,296
2.90%, 02/06/25 (a)	250,000	258,110
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	250,000	252,709
2.19%, 09/13/21	750,000	751,301
2.67%, 07/25/22	750,000	759,660
3.46%, 03/02/23	250,000	259,113
3.76%, 07/26/23	250,000	262,828
3.41%, 03/07/24	350,000	364,894
2.80%, 07/18/24	200,000	203,667
3.85%, 03/01/26	200,000	214,394
3.29%, 07/25/27	250,000	261,353
3.96%, 03/02/28	250,000	273,635
4.05%, 09/11/28	250,000	276,461
3.20%, 07/18/29	200,000	207,587
4.15%, 03/07/39	300,000	342,271
3.75%, 07/18/39	200,000	218,004
Mizuho Financial Group, Inc.
2.95%, 02/28/22	450,000	457,339
2.60%, 09/11/22	250,000	252,394
3.66%, 02/28/27	200,000	213,104
3.17%, 09/11/27	300,000	310,425

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.15%, 07/16/30 (a)(c)	400,000	409,330
2.87%, 09/13/30 (a)(c)	200,000	200,089
Morgan Stanley
2.50%, 04/21/21	350,000	352,137
5.50%, 07/28/21	500,000	527,697
2.63%, 11/17/21	500,000	505,692
2.75%, 05/19/22	500,000	507,230
4.88%, 11/01/22	250,000	268,199
3.13%, 01/23/23	350,000	359,754
3.74%, 04/24/24 (a)(c)	1,000,000	1,045,475
3.88%, 04/29/24	250,000	266,154
3.70%, 10/23/24	500,000	530,442
2.72%, 07/22/25 (a)(c)	150,000	151,814
4.00%, 07/23/25	724,000	784,541
5.00%, 11/24/25	324,000	365,018
3.88%, 01/27/26	250,000	269,827
3.13%, 07/27/26	300,000	311,326
6.25%, 08/09/26	412,000	502,547
3.63%, 01/20/27	250,000	266,747
3.95%, 04/23/27	850,000	911,616
3.77%, 01/24/29 (a)(c)	300,000	322,323
4.43%, 01/23/30 (a)(c)	600,000	677,340
7.25%, 04/01/32	330,000	472,042
3.97%, 07/22/38 (a)(c)	250,000	276,294
4.46%, 04/22/39 (a)(c)	250,000	293,689
4.30%, 01/27/45	605,000	714,363
4.38%, 01/22/47	100,000	120,334
MUFG Union Bank NA
3.15%, 04/01/22 (a)	250,000	256,066
National Australia Bank Ltd.
2.50%, 01/12/21	250,000	251,483
3.70%, 11/04/21	250,000	258,008
2.50%, 05/22/22	850,000	859,919
2.50%, 07/12/26	250,000	251,286
Northern Trust Corp.
3.95%, 10/30/25	250,000	272,922
3.65%, 08/03/28 (a)	100,000	109,580
3.15%, 05/03/29 (a)	100,000	105,307
People’s United Bank NA
4.00%, 07/15/24 (a)	250,000	262,228
PNC Bank NA
2.55%, 12/09/21 (a)	655,000	662,267
2.70%, 11/01/22 (a)	250,000	254,388
2.95%, 02/23/25 (a)	500,000	517,455
3.25%, 06/01/25 (a)	250,000	262,523
3.25%, 01/22/28 (a)	250,000	264,531
4.05%, 07/26/28	250,000	276,476
Regions Financial Corp.
3.20%, 02/08/21 (a)	350,000	354,324
2.75%, 08/14/22 (a)	200,000	203,163
3.80%, 08/14/23 (a)	250,000	263,487
Royal Bank of Canada
2.50%, 01/19/21	150,000	150,952
3.20%, 04/30/21	250,000	254,506
2.75%, 02/01/22	500,000	509,355
3.70%, 10/05/23	150,000	158,441
2.55%, 07/16/24	150,000	152,119
2.25%, 11/01/24	200,000	199,780
4.65%, 01/27/26	150,000	166,385
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (a)(c)	1,300,000	1,327,976
6.10%, 06/10/23	150,000	164,413
3.88%, 09/12/23	200,000	208,403
5.13%, 05/28/24	150,000	161,516
4.52%, 06/25/24 (a)(c)	200,000	211,661
4.89%, 05/18/29 (a)(c)	500,000	560,727
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.08%, 01/27/30 (a)(c)	200,000	228,944
4.45%, 05/08/30 (a)(c)	400,000	438,202
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	830,000	852,842
3.50%, 06/07/24 (a)	100,000	102,659
4.40%, 07/13/27 (a)	150,000	161,514
Santander UK Group Holdings PLC
3.13%, 01/08/21	200,000	201,960
3.37%, 01/05/24 (a)(c)	300,000	305,323
4.80%, 11/15/24 (a)(c)	200,000	215,008
3.82%, 11/03/28 (a)(c)	250,000	262,481
Santander UK PLC
4.00%, 03/13/24	200,000	213,695
2.88%, 06/18/24	200,000	203,457
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	300,000	299,053
State Street Corp.
2.65%, 05/15/23 (a)(c)	150,000	152,305
3.10%, 05/15/23	200,000	206,542
3.30%, 12/16/24	300,000	316,503
2.65%, 05/19/26	250,000	255,370
4.14%, 12/03/29 (a)(c)	250,000	281,052
Sumitomo Mitsui Banking Corp.
3.95%, 01/10/24	250,000	265,926
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	250,000	252,580
2.44%, 10/19/21	200,000	201,480
2.78%, 07/12/22	200,000	203,184
2.78%, 10/18/22	250,000	254,201
3.10%, 01/17/23	750,000	769,080
3.75%, 07/19/23	200,000	210,269
2.70%, 07/16/24	250,000	252,876
2.45%, 09/27/24	200,000	200,164
3.78%, 03/09/26	800,000	854,932
2.63%, 07/14/26	200,000	200,497
3.45%, 01/11/27	200,000	210,291
3.36%, 07/12/27	200,000	209,771
3.94%, 07/19/28	250,000	274,146
3.04%, 07/16/29	350,000	358,662
SunTrust Bank
2.45%, 08/01/22 (a)	250,000	252,019
3.69%, 08/02/24 (a)(c)	500,000	524,642
4.05%, 11/03/25 (a)	400,000	440,032
Svenska Handelsbanken AB
2.45%, 03/30/21	250,000	251,778
3.35%, 05/24/21	250,000	254,968
3.90%, 11/20/23	250,000	267,075
Synchrony Bank
3.00%, 06/15/22 (a)	250,000	253,584
Synchrony Financial
4.38%, 03/19/24 (a)	150,000	159,156
4.50%, 07/23/25 (a)	250,000	268,334
3.95%, 12/01/27 (a)	200,000	209,228
5.15%, 03/19/29 (a)	150,000	169,455
Synovus Financial Corp.
3.13%, 11/01/22 (a)	50,000	50,657
The Bank of New York Mellon Corp.
4.15%, 02/01/21	500,000	512,985
2.50%, 04/15/21 (a)	150,000	151,191
1.95%, 08/23/22	200,000	200,391
2.66%, 05/16/23 (a)(c)	300,000	304,021
3.65%, 02/04/24 (a)	500,000	531,067
3.25%, 09/11/24 (a)	200,000	210,272
3.44%, 02/07/28 (a)(c)	150,000	160,006
3.85%, 04/28/28	750,000	835,282
3.00%, 10/30/28 (a)	150,000	154,778

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Bank of Nova Scotia
4.38%, 01/13/21	250,000	256,775
2.45%, 03/22/21	150,000	151,085
3.13%, 04/20/21	250,000	254,186
2.70%, 03/07/22	300,000	305,110
2.45%, 09/19/22	200,000	202,907
2.00%, 11/15/22	200,000	199,823
3.40%, 02/11/24	150,000	156,925
4.50%, 12/16/25	150,000	164,036
2.70%, 08/03/26	200,000	203,218
4.65%, Perpetual (a)(c)(d)	150,000	151,009
The Goldman Sachs Group, Inc.
5.25%, 07/27/21 (b)	400,000	420,492
2.35%, 11/15/21 (a)	400,000	401,326
5.75%, 01/24/22	562,000	603,768
3.00%, 04/26/22 (a)	400,000	404,558
2.88%, 10/31/22 (a)(c)	200,000	202,344
3.63%, 01/22/23	500,000	521,342
3.20%, 02/23/23 (a)	150,000	154,383
2.91%, 06/05/23 (a)(c)	1,000,000	1,015,450
2.91%, 07/24/23 (a)(c)	250,000	253,909
3.63%, 02/20/24 (a)	150,000	157,321
4.00%, 03/03/24	500,000	532,085
3.85%, 07/08/24 (a)	724,000	766,955
3.50%, 01/23/25 (a)	450,000	470,079
3.75%, 05/22/25 (a)	150,000	158,821
3.27%, 09/29/25 (a)(c)	500,000	517,020
4.25%, 10/21/25	150,000	161,762
3.75%, 02/25/26 (a)	250,000	265,620
3.50%, 11/16/26 (a)	650,000	678,938
5.95%, 01/15/27	157,000	188,033
3.85%, 01/26/27 (a)	150,000	159,794
3.69%, 06/05/28 (a)(c)	650,000	689,006
3.81%, 04/23/29 (a)(c)	150,000	160,433
4.22%, 05/01/29 (a)(c)	150,000	164,921
6.13%, 02/15/33	150,000	203,549
6.75%, 10/01/37	750,000	1,036,297
4.02%, 10/31/38 (a)(c)	400,000	437,574
4.41%, 04/23/39 (a)(c)	500,000	571,927
6.25%, 02/01/41	150,000	212,541
4.80%, 07/08/44 (a)	150,000	184,378
5.15%, 05/22/45	150,000	185,368
4.75%, 10/21/45 (a)	400,000	492,900
The Huntington National Bank
2.50%, 08/07/22 (a)	250,000	252,855
3.55%, 10/06/23 (a)	250,000	262,646
The PNC Financial Services Group, Inc.
3.30%, 03/08/22 (a)	150,000	154,306
3.90%, 04/29/24 (a)	500,000	533,430
2.60%, 07/23/26 (a)	100,000	101,460
3.45%, 04/23/29 (a)	150,000	160,583
The Toronto-Dominion Bank
2.50%, 12/14/20	650,000	654,082
2.55%, 01/25/21	750,000	755,764
3.25%, 06/11/21	150,000	153,167
2.65%, 06/12/24	200,000	204,340
3.63%, 09/15/31 (a)(c)	300,000	313,660
US Bancorp
2.35%, 01/29/21 (a)	250,000	251,339
2.63%, 01/24/22 (a)	500,000	507,870
3.70%, 01/30/24 (a)	500,000	532,475
3.38%, 02/05/24 (a)	300,000	315,462
2.40%, 07/30/24 (a)	200,000	202,975
3.15%, 04/27/27 (a)	800,000	845,724
US Bank NA
2.65%, 05/23/22 (a)	250,000	254,503
2.85%, 01/23/23 (a)	250,000	256,585
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Wachovia Corp.
5.50%, 08/01/35	330,000	421,468
Wells Fargo & Co.
2.55%, 12/07/20	400,000	402,590
3.00%, 01/22/21	250,000	252,896
2.50%, 03/04/21	250,000	251,561
4.60%, 04/01/21	150,000	155,027
2.10%, 07/26/21	724,000	725,510
3.50%, 03/08/22	250,000	257,676
2.63%, 07/22/22	500,000	506,150
3.07%, 01/24/23 (a)	500,000	508,980
3.45%, 02/13/23	443,000	458,303
4.48%, 01/16/24	150,000	162,293
3.75%, 01/24/24 (a)	400,000	422,268
3.30%, 09/09/24	424,000	442,853
3.00%, 02/19/25	150,000	154,210
3.55%, 09/29/25	250,000	264,045
2.41%, 10/30/25 (a)(c)	400,000	399,192
3.00%, 04/22/26	450,000	463,144
4.10%, 06/03/26	350,000	378,005
3.00%, 10/23/26	450,000	462,602
3.20%, 06/17/27 (a)(c)	250,000	258,175
4.30%, 07/22/27	380,000	417,113
3.58%, 05/22/28 (a)(c)	500,000	530,915
4.15%, 01/24/29 (a)	500,000	558,117
2.88%, 10/30/30 (a)(c)	500,000	503,040
5.38%, 02/07/35	400,000	515,502
5.38%, 11/02/43	400,000	514,506
5.61%, 01/15/44	100,000	131,849
4.65%, 11/04/44	250,000	298,340
3.90%, 05/01/45	480,000	543,480
4.90%, 11/17/45	250,000	308,367
4.40%, 06/14/46	150,000	173,185
4.75%, 12/07/46	350,000	424,987
Wells Fargo Bank NA
2.60%, 01/15/21	250,000	251,834
2.90%, 05/27/22 (a)(c)	250,000	252,758
3.55%, 08/14/23 (a)	750,000	786,191
5.85%, 02/01/37	250,000	336,207
Westpac Banking Corp.
2.00%, 08/19/21	300,000	299,811
2.50%, 06/28/22	250,000	252,663
3.65%, 05/15/23	500,000	523,775
3.30%, 02/26/24	200,000	208,250
3.35%, 03/08/27	150,000	158,513
3.40%, 01/25/28	500,000	534,417
4.32%, 11/23/31 (a)(c)	100,000	105,615
4.11%, 07/24/34 (a)(c)	250,000	259,405
4.42%, 07/24/39	150,000	162,778
Zions Bancorp NA
3.35%, 03/04/22 (a)	250,000	255,961
		177,431,282
Brokerage/Asset Managers/Exchanges 0.2%
Ameriprise Financial, Inc.
3.00%, 03/22/22	150,000	153,450
4.00%, 10/15/23	250,000	266,614
BGC Partners, Inc.
5.38%, 07/24/23	100,000	106,857
BlackRock, Inc.
3.50%, 03/18/24	424,000	451,613
3.25%, 04/30/29 (a)	150,000	161,636
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	150,000	161,614

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	150,000	159,353
4.25%, 06/02/26 (a)	100,000	108,936
3.90%, 01/25/28 (a)	250,000	268,951
4.85%, 03/29/29 (a)	150,000	171,565
4.70%, 09/20/47 (a)	100,000	114,060
CME Group, Inc.
3.00%, 03/15/25 (a)	500,000	521,827
5.30%, 09/15/43 (a)	200,000	273,013
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	100,000	101,420
3.80%, 08/24/27 (a)	150,000	156,344
Eaton Vance Corp.
3.63%, 06/15/23	100,000	104,800
Intercontinental Exchange, Inc.
2.75%, 12/01/20 (a)	250,000	252,010
3.75%, 12/01/25 (a)	100,000	107,974
3.75%, 09/21/28 (a)	400,000	438,392
4.25%, 09/21/48 (a)	150,000	178,447
Invesco Finance PLC
3.75%, 01/15/26	230,000	245,165
5.38%, 11/30/43	100,000	122,415
Jefferies Group LLC
5.13%, 01/20/23	150,000	161,757
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	650,000	707,002
Jefferies Group, Inc.
6.25%, 01/15/36	100,000	120,055
Lazard Group LLC
4.50%, 09/19/28 (a)	150,000	165,375
4.38%, 03/11/29 (a)	150,000	164,428
Legg Mason, Inc.
4.75%, 03/15/26	250,000	274,399
5.63%, 01/15/44	75,000	84,686
Nasdaq, Inc.
3.85%, 06/30/26 (a)	150,000	160,637
Raymond James Financial, Inc.
4.95%, 07/15/46	150,000	180,042
Stifel Financial Corp.
4.25%, 07/18/24	100,000	106,130
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)	150,000	153,210
3.75%, 04/01/24 (a)	100,000	106,210
3.63%, 04/01/25 (a)	150,000	160,236
		7,170,623
Finance Companies 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.00%, 10/01/21	250,000	262,145
3.95%, 02/01/22 (a)	150,000	155,083
3.50%, 05/26/22 (a)	200,000	205,508
4.13%, 07/03/23 (a)	150,000	158,412
4.88%, 01/16/24 (a)	150,000	162,835
3.50%, 01/15/25 (a)	150,000	154,555
4.45%, 10/01/25 (a)	150,000	161,957
3.65%, 07/21/27 (a)	250,000	258,529
Air Lease Corp.
3.38%, 06/01/21 (a)	600,000	609,711
3.75%, 02/01/22 (a)	150,000	154,783
4.25%, 09/15/24 (a)	150,000	161,080
3.75%, 06/01/26 (a)	150,000	157,314
3.63%, 04/01/27 (a)	250,000	259,699
4.63%, 10/01/28 (a)	100,000	110,692
3.25%, 10/01/29 (a)	100,000	99,529
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Aircastle Ltd.
5.13%, 03/15/21	150,000	155,188
5.50%, 02/15/22	100,000	106,296
4.40%, 09/25/23 (a)	150,000	158,986
4.13%, 05/01/24 (a)	100,000	105,038
4.25%, 06/15/26 (a)	100,000	105,497
GATX Corp.
3.25%, 09/15/26 (a)	200,000	203,532
3.50%, 03/15/28 (a)	150,000	154,165
4.70%, 04/01/29 (a)	150,000	168,059
GE Capital International Funding Co.
3.37%, 11/15/25	300,000	309,753
4.42%, 11/15/35	1,655,000	1,782,361
International Lease Finance Corp.
4.63%, 04/15/21	330,000	340,529
8.63%, 01/15/22	150,000	169,449
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	100,000	105,617
		6,936,302
Financial Other 0.0%
ORIX Corp.
3.25%, 12/04/24	200,000	207,939
3.70%, 07/18/27	100,000	106,518
		314,457
Insurance 1.1%
Aegon NV
5.50%, 04/11/48 (a)(c)	200,000	216,023
Aetna, Inc.
2.75%, 11/15/22 (a)	100,000	101,599
2.80%, 06/15/23 (a)	250,000	253,861
3.50%, 11/15/24 (a)	100,000	104,529
6.75%, 12/15/37	150,000	203,816
4.13%, 11/15/42 (a)	100,000	103,383
4.75%, 03/15/44 (a)	250,000	278,655
Aflac, Inc.
3.63%, 06/15/23	200,000	210,533
3.63%, 11/15/24	100,000	106,655
4.75%, 01/15/49 (a)	100,000	123,820
American Financial Group, Inc.
3.50%, 08/15/26 (a)	250,000	258,904
American International Group, Inc.
6.40%, 12/15/20	150,000	156,790
3.30%, 03/01/21 (a)	150,000	152,244
4.88%, 06/01/22	250,000	267,564
3.75%, 07/10/25 (a)	200,000	212,860
4.25%, 03/15/29 (a)	100,000	110,801
3.88%, 01/15/35 (a)	328,000	350,071
6.25%, 05/01/36	280,000	375,340
4.50%, 07/16/44 (a)	395,000	452,704
5.75%, 04/01/48 (a)(c)	100,000	108,996
4.38%, 01/15/55 (a)	250,000	275,311
Anthem, Inc.
3.70%, 08/15/21 (a)	150,000	153,498
3.13%, 05/15/22	150,000	153,550
3.30%, 01/15/23	330,000	341,598
3.50%, 08/15/24 (a)	195,000	204,213
3.65%, 12/01/27 (a)	150,000	159,275
4.10%, 03/01/28 (a)	150,000	163,288
2.88%, 09/15/29 (a)	100,000	99,942
6.38%, 06/15/37	250,000	332,476
4.65%, 08/15/44 (a)	600,000	679,161
4.38%, 12/01/47 (a)	150,000	165,408

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Aon Corp.
4.50%, 12/15/28 (a)	150,000	169,826
3.75%, 05/02/29 (a)	150,000	161,403
Aon PLC
3.50%, 06/14/24 (a)	750,000	786,064
4.60%, 06/14/44 (a)	150,000	174,526
Arch Capital Group US, Inc.
5.14%, 11/01/43	185,000	232,675
Assurant, Inc.
4.20%, 09/27/23 (a)	250,000	263,899
3.70%, 02/22/30 (a)	100,000	101,517
Athene Holding Ltd.
4.13%, 01/12/28 (a)	150,000	154,871
AXA Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	150,000	157,281
4.35%, 04/20/28 (a)	250,000	270,465
5.00%, 04/20/48 (a)	200,000	216,607
AXA S.A.
8.60%, 12/15/30	250,000	366,089
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	105,006
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43	650,000	767,130
4.20%, 08/15/48 (a)	250,000	295,490
4.25%, 01/15/49 (a)	100,000	118,986
Berkshire Hathaway, Inc.
3.40%, 01/31/22	250,000	259,262
2.75%, 03/15/23 (a)	630,000	647,183
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	250,000	248,511
4.70%, 06/22/47 (a)	250,000	228,046
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	100,000	106,606
Chubb INA Holdings, Inc.
2.70%, 03/13/23	300,000	306,718
3.35%, 05/03/26 (a)	300,000	320,961
4.15%, 03/13/43	400,000	477,246
4.35%, 11/03/45 (a)	150,000	184,985
CNA Financial Corp.
4.50%, 03/01/26 (a)	150,000	165,834
3.45%, 08/15/27 (a)	300,000	313,242
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	150,000	166,935
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	107,018
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	108,477
Globe Life, Inc.
4.55%, 09/15/28 (a)	100,000	111,636
Humana, Inc.
3.85%, 10/01/24 (a)	156,000	166,231
3.95%, 03/15/27 (a)	300,000	323,160
3.13%, 08/15/29 (a)	150,000	152,631
3.95%, 08/15/49 (a)	150,000	157,383
Lincoln National Corp.
3.63%, 12/12/26 (a)	150,000	158,431
3.80%, 03/01/28 (a)	250,000	266,945
3.05%, 01/15/30 (a)	100,000	100,698
7.00%, 06/15/40	100,000	144,443
Loews Corp.
4.13%, 05/15/43 (a)	100,000	111,912
Manulife Financial Corp.
4.06%, 02/24/32 (a)(c)	500,000	522,472
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Markel Corp.
3.50%, 11/01/27 (a)	150,000	155,150
4.30%, 11/01/47 (a)	150,000	158,470
4.15%, 09/17/50 (a)	100,000	102,996
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 (a)	150,000	159,555
3.50%, 06/03/24 (a)	500,000	524,740
3.50%, 03/10/25 (a)	200,000	209,881
4.38%, 03/15/29 (a)	350,000	396,818
4.75%, 03/15/39 (a)	150,000	184,354
4.90%, 03/15/49 (a)	250,000	318,226
MetLife, Inc.
4.37%, 09/15/23	250,000	270,362
3.60%, 11/13/25 (a)	550,000	592,801
5.70%, 06/15/35	150,000	202,947
6.40%, 12/15/36 (a)	330,000	403,737
5.88%, 02/06/41	150,000	206,636
4.13%, 08/13/42	100,000	113,389
4.88%, 11/13/43	150,000	187,301
4.72%, 12/15/44	100,000	122,480
4.05%, 03/01/45	150,000	170,363
Old Republic International Corp.
3.88%, 08/26/26 (a)	150,000	158,455
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	105,450
Principal Financial Group, Inc.
4.30%, 11/15/46 (a)	237,000	269,769
Prudential Financial, Inc.
4.50%, 11/16/21	328,000	343,713
3.50%, 05/15/24	200,000	212,273
6.63%, 12/01/37	350,000	496,571
5.88%, 09/15/42 (a)(c)	150,000	162,157
5.63%, 06/15/43 (a)(c)	330,000	358,552
4.60%, 05/15/44 (b)	300,000	354,543
3.91%, 12/07/47 (a)	100,000	108,147
3.94%, 12/07/49 (a)	100,000	108,844
4.35%, 02/25/50 (a)	150,000	174,112
3.70%, 03/13/51 (a)	150,000	156,797
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	300,000	319,837
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	159,608
The Allstate Corp.
3.15%, 06/15/23	100,000	104,008
3.28%, 12/15/26 (a)	150,000	159,935
5.55%, 05/09/35	150,000	195,758
4.20%, 12/15/46 (a)	100,000	118,114
3.85%, 08/10/49 (a)	150,000	168,648
5.75%, 08/15/53 (a)(c)	340,000	367,130
The Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	150,000	151,249
6.10%, 10/01/41	230,000	314,747
4.40%, 03/15/48 (a)	100,000	115,252
The Progressive Corp.
2.45%, 01/15/27	250,000	252,072
6.25%, 12/01/32	150,000	207,917
4.20%, 03/15/48 (a)	250,000	298,646
The Travelers Cos., Inc.
6.75%, 06/20/36	150,000	220,945
5.35%, 11/01/40	100,000	133,076
4.00%, 05/30/47 (a)	500,000	575,272
Transatlantic Holdings, Inc.
8.00%, 11/30/39	100,000	150,590
UnitedHealth Group, Inc.
2.88%, 12/15/21	150,000	152,742
3.35%, 07/15/22	650,000	673,315

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.75%, 02/15/23 (a)	195,000	198,835
3.50%, 02/15/24	150,000	158,399
3.75%, 07/15/25	530,000	572,376
3.38%, 04/15/27	250,000	266,359
3.85%, 06/15/28	250,000	275,301
3.88%, 12/15/28	150,000	166,117
4.63%, 07/15/35	200,000	244,548
5.80%, 03/15/36	393,000	528,469
6.88%, 02/15/38	250,000	373,949
3.50%, 08/15/39 (a)	250,000	265,594
4.25%, 03/15/43 (a)	100,000	114,861
4.75%, 07/15/45	150,000	185,779
4.20%, 01/15/47 (a)	150,000	172,778
3.75%, 10/15/47 (a)	300,000	324,493
4.25%, 06/15/48 (a)	250,000	292,205
4.45%, 12/15/48 (a)	250,000	299,689
3.70%, 08/15/49 (a)	100,000	107,815
3.88%, 08/15/59 (a)	150,000	162,031
Unum Group
4.00%, 03/15/24	200,000	211,457
4.00%, 06/15/29 (a)	150,000	157,350
4.50%, 12/15/49 (a)	100,000	95,049
Voya Financial, Inc.
5.70%, 07/15/43	150,000	189,953
4.70%, 01/23/48 (a)(c)	100,000	96,891
Willis North America, Inc.
4.50%, 09/15/28 (a)	250,000	277,675
3.88%, 09/15/49 (a)	150,000	149,381
Willis Towers Watson PLC
5.75%, 03/15/21	150,000	156,713
XLIT Ltd.
4.45%, 03/31/25	250,000	273,004
5.25%, 12/15/43	180,000	238,347
		35,959,537
REITs 0.7%
Alexandria Real Estate Equities, Inc.
3.90%, 06/15/23 (a)	150,000	157,794
3.45%, 04/30/25 (a)	150,000	157,654
4.50%, 07/30/29 (a)	150,000	169,540
2.75%, 12/15/29 (a)	150,000	148,514
3.38%, 08/15/31 (a)	100,000	104,523
4.85%, 04/15/49 (a)	100,000	123,877
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (a)	150,000	160,450
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	107,203
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	250,000	264,701
2.90%, 10/15/26 (a)	250,000	257,597
3.30%, 06/01/29 (a)	100,000	106,043
3.90%, 10/15/46 (a)	150,000	168,207
Boston Properties LP
3.85%, 02/01/23 (a)	500,000	526,300
3.13%, 09/01/23 (a)	250,000	258,026
3.80%, 02/01/24 (a)	195,000	206,864
3.65%, 02/01/26 (a)	150,000	159,310
4.50%, 12/01/28 (a)	150,000	170,405
2.90%, 03/15/30 (a)	100,000	99,899
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	150,000	158,791
4.55%, 10/01/29 (a)	100,000	109,869
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	150,000	157,390
4.13%, 06/15/26 (a)	150,000	160,224
4.13%, 05/15/29 (a)	250,000	270,126
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Camden Property Trust
3.15%, 07/01/29 (a)	150,000	157,092
3.35%, 11/01/49 (a)	100,000	101,320
Corporate Office Properties LP
3.70%, 06/15/21 (a)	150,000	151,939
CubeSmart LP
4.38%, 02/15/29 (a)	100,000	110,633
CyrusOne LP / CyrusOne Finance Corp.
2.90%, 11/15/24 (a)(e)	100,000	100,224
3.45%, 11/15/29 (a)(e)	100,000	100,530
Digital Realty Trust LP
3.70%, 08/15/27 (a)	150,000	158,301
4.45%, 07/15/28 (a)	150,000	166,171
3.60%, 07/01/29 (a)	150,000	156,461
Duke Realty LP
4.38%, 06/15/22 (a)	263,000	275,949
3.25%, 06/30/26 (a)	230,000	239,070
EPR Properties
4.95%, 04/15/28 (a)	250,000	274,455
ERP Operating LP
4.63%, 12/15/21 (a)	195,000	204,002
3.38%, 06/01/25 (a)	100,000	105,431
2.85%, 11/01/26 (a)	150,000	154,468
4.50%, 07/01/44 (a)	150,000	181,490
4.00%, 08/01/47 (a)	100,000	113,198
Essex Portfolio LP
3.50%, 04/01/25 (a)	330,000	345,974
4.00%, 03/01/29 (a)	150,000	163,414
3.00%, 01/15/30 (a)	100,000	101,541
Federal Realty Investment Trust
3.25%, 07/15/27 (a)	100,000	104,135
4.50%, 12/01/44 (a)	100,000	118,387
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	200,000	209,467
3.10%, 02/15/30 (a)	100,000	99,601
Healthpeak Properties, Inc.
4.25%, 11/15/23 (a)	235,000	251,444
3.88%, 08/15/24 (a)	100,000	106,703
3.40%, 02/01/25 (a)	200,000	209,411
3.25%, 07/15/26 (a)	150,000	156,345
3.50%, 07/15/29 (a)	150,000	157,145
3.00%, 01/15/30 (a)	100,000	100,087
Highwoods Realty LP
3.05%, 02/15/30 (a)	150,000	148,279
Host Hotels & Resorts LP
4.00%, 06/15/25 (a)	330,000	351,897
3.38%, 12/15/29 (a)	250,000	249,490
Hudson Pacific Properties LP
4.65%, 04/01/29 (a)	100,000	110,263
Kilroy Realty LP
4.75%, 12/15/28 (a)	100,000	114,839
4.25%, 08/15/29 (a)	195,000	213,294
Kimco Realty Corp.
3.40%, 11/01/22 (a)	545,000	564,129
3.30%, 02/01/25 (a)	250,000	259,224
4.25%, 04/01/45 (a)	250,000	270,174
Liberty Property LP
4.40%, 02/15/24 (a)	150,000	162,746
4.38%, 02/01/29 (a)	150,000	171,714
Mid-America Apartments LP
4.20%, 06/15/28 (a)	150,000	167,063
3.95%, 03/15/29 (a)	100,000	109,908
National Retail Properties, Inc.
4.30%, 10/15/28 (a)	250,000	277,950

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Office Properties Income Trust
4.00%, 07/15/22 (a)	150,000	152,939
4.25%, 05/15/24 (a)	150,000	155,725
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	496,000	539,680
3.63%, 10/01/29 (a)	150,000	150,494
Piedmont Operating Partnership LP
3.40%, 06/01/23 (a)	100,000	102,397
ProLogis LP
4.25%, 08/15/23 (a)	659,000	709,232
Public Storage
3.39%, 05/01/29 (a)	150,000	160,520
Realty Income Corp.
4.65%, 08/01/23 (a)	100,000	108,508
4.13%, 10/15/26 (a)	100,000	110,075
3.00%, 01/15/27 (a)	330,000	339,732
4.65%, 03/15/47 (a)	150,000	184,843
Regency Centers LP
4.13%, 03/15/28 (a)	150,000	163,283
4.40%, 02/01/47 (a)	100,000	115,676
Sabra Health Care LP / Sabra Capital Corp.
3.90%, 10/15/29 (a)	150,000	150,206
Service Properties Trust
5.00%, 08/15/22 (a)	250,000	261,552
4.75%, 10/01/26 (a)	150,000	153,570
3.95%, 01/15/28 (a)	250,000	241,992
4.95%, 10/01/29 (a)	100,000	100,538
Simon Property Group LP
2.50%, 07/15/21 (a)	150,000	151,232
2.35%, 01/30/22 (a)	1,000,000	1,008,170
2.45%, 09/13/29 (a)	150,000	147,671
6.75%, 02/01/40 (a)	250,000	372,180
4.25%, 11/30/46 (a)	150,000	174,175
3.25%, 09/13/49 (a)	150,000	149,609
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	155,332
Spirit Realty LP
3.40%, 01/15/30 (a)	150,000	151,119
Tanger Properties LP
3.88%, 07/15/27 (a)	100,000	102,478
UDR, Inc.
2.95%, 09/01/26 (a)	150,000	153,555
3.50%, 01/15/28 (a)	250,000	263,694
Ventas Realty LP
2.65%, 01/15/25 (a)	300,000	302,028
3.85%, 04/01/27 (a)	250,000	265,552
4.40%, 01/15/29 (a)	350,000	386,888
5.70%, 09/30/43 (a)	100,000	127,862
VEREIT Operating Partnership LP
4.60%, 02/06/24 (a)	200,000	215,576
3.95%, 08/15/27 (a)	150,000	158,349
3.10%, 12/15/29 (a)(e)	100,000	98,897
Vornado Realty LP
3.50%, 01/15/25 (a)	250,000	260,326
Welltower, Inc.
3.75%, 03/15/23 (a)	150,000	156,710
4.00%, 06/01/25 (a)	150,000	161,582
4.25%, 04/01/26 (a)	500,000	545,090
4.13%, 03/15/29 (a)	250,000	272,784
4.95%, 09/01/48 (a)	100,000	121,339
Security Rate, Maturity Date	Face Amount ($)	Value ($)
WP Carey, Inc.
4.25%, 10/01/26 (a)	150,000	161,641
		22,213,466
		250,025,667

Industrial 15.2%
Basic Industry 0.8%
Airgas, Inc.
3.65%, 07/15/24 (a)	195,000	206,807
Albemarle Corp.
5.45%, 12/01/44 (a)	150,000	175,377
ArcelorMittal S.A.
5.50%, 03/01/21 (f)(g)	150,000	156,012
6.25%, 02/25/22 (f)(g)	200,000	215,796
3.60%, 07/16/24	350,000	356,625
6.13%, 06/01/25	150,000	170,222
7.00%, 10/15/39	150,000	183,297
Barrick North America Finance LLC
5.70%, 05/30/41	100,000	126,025
5.75%, 05/01/43	150,000	194,314
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	250,000	321,179
BHP Billiton Finance (USA) Ltd.
3.25%, 11/21/21	150,000	153,764
2.88%, 02/24/22	150,000	152,906
4.13%, 02/24/42	95,000	110,913
5.00%, 09/30/43	400,000	523,620
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	157,271
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	100,000	103,360
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	208,493
3.88%, 11/02/27 (a)	200,000	200,546
Domtar Corp.
4.40%, 04/01/22 (a)	150,000	155,397
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	300,000	320,590
4.49%, 11/15/25 (a)	250,000	275,417
4.73%, 11/15/28 (a)	300,000	340,389
5.32%, 11/15/38 (a)	250,000	301,201
5.42%, 11/15/48 (a)	250,000	312,002
Eastman Chemical Co.
3.80%, 03/15/25 (a)	150,000	157,596
4.80%, 09/01/42 (a)	250,000	272,332
Ecolab, Inc.
4.35%, 12/08/21	122,000	127,713
2.38%, 08/10/22 (a)	150,000	151,451
3.25%, 12/01/27 (a)	150,000	159,440
5.50%, 12/08/41	150,000	201,578
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	100,000	103,048
5.50%, 01/17/27	100,000	109,128
FMC Corp.
3.20%, 10/01/26 (a)	100,000	102,544
3.45%, 10/01/29 (a)	100,000	103,617
4.50%, 10/01/49 (a)	100,000	108,967
Georgia-Pacific LLC
7.75%, 11/15/29	150,000	215,713
Huntsman International LLC
5.13%, 11/15/22 (a)	150,000	160,290
4.50%, 05/01/29 (a)	100,000	106,150

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	110,557
5.00%, 09/26/48 (a)	150,000	176,304
International Paper Co.
4.75%, 02/15/22 (a)	100,000	105,019
3.65%, 06/15/24 (a)	200,000	210,502
3.00%, 02/15/27 (a)	150,000	153,617
5.00%, 09/15/35 (a)	250,000	294,336
4.80%, 06/15/44 (a)	100,000	109,449
4.40%, 08/15/47 (a)	500,000	533,265
Kinross Gold Corp.
5.13%, 09/01/21 (a)	150,000	156,383
LYB International Finance BV
4.00%, 07/15/23	150,000	158,860
5.25%, 07/15/43	150,000	174,421
4.88%, 03/15/44 (a)	250,000	280,145
LYB International Finance II BV
3.50%, 03/02/27 (a)	250,000	261,872
LyondellBasell Industries N.V.
6.00%, 11/15/21 (a)	250,000	265,884
4.63%, 02/26/55 (a)	100,000	105,427
Methanex Corp.
5.25%, 12/15/29 (a)	150,000	153,492
Newmont Goldcorp Corp.
3.50%, 03/15/22 (a)	150,000	154,487
3.70%, 03/15/23 (a)	200,000	208,279
4.88%, 03/15/42 (a)	330,000	388,332
5.45%, 06/09/44 (a)	100,000	125,268
Nucor Corp.
3.95%, 05/01/28 (a)	250,000	272,792
5.20%, 08/01/43 (a)	200,000	252,903
Nutrien Ltd.
3.15%, 10/01/22 (a)	195,000	199,555
3.38%, 03/15/25 (a)	180,000	186,879
4.20%, 04/01/29 (a)	100,000	109,801
6.13%, 01/15/41 (a)	195,000	242,691
5.25%, 01/15/45 (a)	150,000	177,280
5.00%, 04/01/49 (a)	100,000	117,446
Packaging Corp. of America
4.50%, 11/01/23 (a)	250,000	269,869
3.00%, 12/15/29 (a)	150,000	151,304
PPG Industries, Inc.
3.20%, 03/15/23 (a)	100,000	103,619
2.40%, 08/15/24 (a)	100,000	100,695
2.80%, 08/15/29 (a)	100,000	100,448
Praxair, Inc.
3.00%, 09/01/21	195,000	198,843
2.65%, 02/05/25 (a)	250,000	256,264
3.20%, 01/30/26 (a)	150,000	158,596
Rio Tinto Finance (USA) Ltd.
3.75%, 06/15/25 (a)	150,000	161,128
7.13%, 07/15/28	100,000	135,206
5.20%, 11/02/40	250,000	326,132
Rio Tinto Finance (USA) PLC
4.13%, 08/21/42 (a)	200,000	232,306
Rohm & Haas Co.
7.85%, 07/15/29	250,000	333,892
RPM International, Inc.
4.55%, 03/01/29 (a)	100,000	108,792
4.25%, 01/15/48 (a)	150,000	149,855
Sasol Financing International Ltd.
4.50%, 11/14/22	200,000	206,889
SASOL Financing USA LLC
5.88%, 03/27/24 (a)	200,000	215,537
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Southern Copper Corp.
3.88%, 04/23/25	250,000	262,230
6.75%, 04/16/40	100,000	130,710
5.25%, 11/08/42	250,000	281,471
5.88%, 04/23/45	250,000	304,775
Steel Dynamics, Inc.
5.50%, 10/01/24 (a)	150,000	154,603
5.00%, 12/15/26 (a)	200,000	212,565
Suzano Austria GmbH
6.00%, 01/15/29 (a)	200,000	222,207
5.00%, 01/15/30 (a)	200,000	205,980
Teck Resources Ltd.
6.00%, 08/15/40 (a)	200,000	220,176
5.20%, 03/01/42 (a)	150,000	151,496
The Dow Chemical Co.
3.50%, 10/01/24 (a)	150,000	157,395
3.63%, 05/15/26 (a)	150,000	157,240
7.38%, 11/01/29	274,000	362,918
4.25%, 10/01/34 (a)	250,000	274,266
5.25%, 11/15/41 (a)	100,000	114,961
4.38%, 11/15/42 (a)	150,000	158,918
5.55%, 11/30/48 (a)	150,000	185,540
4.80%, 05/15/49 (a)	100,000	113,236
The Mosaic Co.
3.25%, 11/15/22 (a)	300,000	306,795
4.05%, 11/15/27 (a)	250,000	260,802
5.63%, 11/15/43 (a)	100,000	115,810
The Sherwin-Williams Co.
2.75%, 06/01/22 (a)	235,000	238,787
3.13%, 06/01/24 (a)	100,000	103,500
3.45%, 06/01/27 (a)	250,000	263,554
2.95%, 08/15/29 (a)	100,000	101,060
4.00%, 12/15/42 (a)	100,000	105,219
4.50%, 06/01/47 (a)	150,000	171,562
3.80%, 08/15/49 (a)	100,000	103,579
Vale Overseas Ltd.
4.38%, 01/11/22	131,000	137,170
6.25%, 08/10/26	250,000	290,032
8.25%, 01/17/34	100,000	137,487
6.88%, 11/21/36	250,000	314,852
6.88%, 11/10/39	150,000	190,918
Vale S.A.
5.63%, 09/11/42	100,000	114,765
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	100,000	103,397
5.00%, 08/15/46 (a)	100,000	108,931
4.38%, 11/15/47 (a)	100,000	100,743
WestRock MWV LLC
7.95%, 02/15/31	150,000	208,173
Weyerhaeuser Co.
4.70%, 03/15/21 (a)	150,000	154,029
7.38%, 03/15/32	250,000	347,614
WRKCo, Inc.
3.75%, 03/15/25 (a)	300,000	315,222
4.65%, 03/15/26 (a)	150,000	165,010
4.90%, 03/15/29 (a)	100,000	114,378
		24,639,787
Capital Goods 1.3%
3M Co.
1.63%, 09/19/21 (a)	150,000	149,489
2.00%, 06/26/22	263,000	264,698
3.25%, 02/14/24 (a)	250,000	262,150
2.88%, 10/15/27 (a)	250,000	260,077
3.38%, 03/01/29 (a)	350,000	375,758

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.88%, 06/15/44	100,000	108,721
3.13%, 09/19/46 (a)	100,000	97,539
4.00%, 09/14/48 (a)	250,000	281,227
3.25%, 08/26/49 (a)	100,000	99,356
ABB Finance USA, Inc.
2.88%, 05/08/22	250,000	255,130
3.80%, 04/03/28 (a)	150,000	165,144
4.38%, 05/08/42	100,000	122,381
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	500,000	514,640
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	158,366
Caterpillar Financial Services Corp.
1.70%, 08/09/21	330,000	328,718
3.15%, 09/07/21	100,000	102,121
2.95%, 02/26/22	150,000	153,331
1.90%, 09/06/22	150,000	150,276
2.85%, 05/17/24	100,000	103,305
3.25%, 12/01/24	100,000	106,029
2.40%, 08/09/26	362,000	365,325
Caterpillar, Inc.
3.90%, 05/27/21	250,000	257,185
2.60%, 06/26/22 (a)	200,000	202,968
3.40%, 05/15/24 (a)	135,000	142,860
5.20%, 05/27/41	150,000	196,783
3.80%, 08/15/42	500,000	567,400
3.25%, 09/19/49 (a)	100,000	102,648
CNH Industrial Capital LLC
4.20%, 01/15/24	200,000	212,495
CNH Industrial N.V.
4.50%, 08/15/23	100,000	106,823
3.85%, 11/15/27 (a)	100,000	104,322
Crane Co.
4.45%, 12/15/23 (a)	100,000	106,583
Deere & Co.
5.38%, 10/16/29	362,000	452,527
2.88%, 09/07/49 (a)	100,000	96,734
Dover Corp.
3.15%, 11/15/25 (a)	150,000	155,017
Eaton Corp.
3.10%, 09/15/27 (a)	150,000	156,744
4.00%, 11/02/32	296,000	339,534
4.15%, 11/02/42	150,000	169,972
Embraer Netherlands Finance BV
5.05%, 06/15/25	300,000	329,040
Emerson Electric Co.
2.63%, 12/01/21 (a)	150,000	152,290
5.25%, 11/15/39	100,000	128,522
Fortive Corp.
2.35%, 06/15/21 (a)	195,000	195,436
4.30%, 06/15/46 (a)	180,000	193,917
Fortune Brands Home & Security, Inc.
3.25%, 09/15/29 (a)	200,000	202,957
General Dynamics Corp.
2.25%, 11/15/22 (a)	300,000	303,738
1.88%, 08/15/23 (a)	250,000	249,780
2.38%, 11/15/24 (a)	250,000	255,322
3.75%, 05/15/28 (a)	400,000	445,256
General Electric Co.
4.63%, 01/07/21	150,000	153,994
4.65%, 10/17/21	350,000	365,458
3.15%, 09/07/22 (b)	400,000	408,230
2.70%, 10/09/22	330,000	332,939
3.10%, 01/09/23	250,000	255,519
3.38%, 03/11/24	200,000	206,906
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.45%, 05/15/24 (a)	224,000	231,666
5.55%, 01/05/26	100,000	113,961
6.75%, 03/15/32	400,000	518,614
6.15%, 08/07/37	100,000	124,736
5.88%, 01/14/38	370,000	452,738
6.88%, 01/10/39	250,000	337,040
4.13%, 10/09/42	34,000	35,858
4.50%, 03/11/44	125,000	140,279
Honeywell International, Inc.
1.85%, 11/01/21 (a)	330,000	330,021
2.30%, 08/15/24 (a)	100,000	101,277
2.50%, 11/01/26 (a)	400,000	408,368
2.70%, 08/15/29 (a)	150,000	154,253
5.70%, 03/15/37	100,000	137,704
3.81%, 11/21/47 (a)	150,000	173,996
Hubbell, Inc.
3.50%, 02/15/28 (a)	100,000	104,406
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	100,000	104,682
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	150,000	159,014
2.65%, 11/15/26 (a)	100,000	103,163
3.90%, 09/01/42 (a)	300,000	350,365
Ingersoll-Rand Global Holding Co., Ltd.
2.90%, 02/21/21	250,000	252,107
4.25%, 06/15/23	150,000	160,295
3.75%, 08/21/28 (a)	100,000	106,633
5.75%, 06/15/43	100,000	128,953
4.30%, 02/21/48 (a)	150,000	165,902
John Deere Capital Corp.
2.55%, 01/08/21	150,000	151,124
2.80%, 03/04/21	250,000	252,892
3.13%, 09/10/21	150,000	153,229
2.75%, 03/15/22	250,000	254,670
2.15%, 09/08/22	500,000	503,902
2.80%, 03/06/23	200,000	205,789
2.60%, 03/07/24	150,000	153,208
3.35%, 06/12/24	100,000	105,730
2.65%, 06/10/26	200,000	205,870
3.05%, 01/06/28	250,000	263,387
2.80%, 07/18/29	150,000	155,128
Johnson Controls International PLC
3.63%, 07/02/24 (a)	195,000	204,728
4.63%, 07/02/44 (a)	195,000	212,783
5.13%, 09/14/45 (a)	19,000	22,243
4.95%, 07/02/64 (a)	100,000	105,447
L3Harris Technologies, Inc.
4.95%, 02/15/21 (a)	273,000	280,199
3.85%, 06/15/23 (a)	100,000	105,473
4.40%, 06/15/28 (a)(h)	150,000	167,953
2.90%, 12/15/29 (a)	150,000	152,026
6.15%, 12/15/40	195,000	267,694
5.05%, 04/27/45 (a)	100,000	125,626
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	100,000	104,909
3.50%, 11/15/27 (a)	100,000	103,009
Lockheed Martin Corp.
3.35%, 09/15/21	150,000	153,806
3.10%, 01/15/23 (a)	250,000	258,211
3.55%, 01/15/26 (a)	100,000	107,572
4.50%, 05/15/36 (a)	150,000	179,917
3.80%, 03/01/45 (a)	150,000	168,296
4.09%, 09/15/52 (a)	638,000	751,513
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	100,000	107,282
4.25%, 12/15/47 (a)	100,000	104,931

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Masco Corp.
4.45%, 04/01/25 (a)	100,000	108,454
4.50%, 05/15/47 (a)	150,000	156,820
Northrop Grumman Corp.
3.50%, 03/15/21	250,000	254,767
2.55%, 10/15/22 (a)	200,000	202,913
3.25%, 01/15/28 (a)	500,000	522,075
5.05%, 11/15/40	400,000	494,606
4.75%, 06/01/43	150,000	182,931
4.03%, 10/15/47 (a)	150,000	168,577
Owens Corning
4.20%, 12/01/24 (a)	150,000	158,680
3.95%, 08/15/29 (a)	350,000	362,089
4.30%, 07/15/47 (a)	100,000	94,651
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	150,000	152,233
3.30%, 11/21/24 (a)	250,000	260,480
3.25%, 06/14/29 (a)	150,000	156,141
4.45%, 11/21/44 (a)	100,000	114,055
4.10%, 03/01/47 (a)	100,000	110,440
4.00%, 06/14/49 (a)	150,000	162,540
Precision Castparts Corp.
2.50%, 01/15/23 (a)	250,000	253,812
3.25%, 06/15/25 (a)	100,000	105,529
4.38%, 06/15/45 (a)	100,000	119,150
Raytheon Co.
2.50%, 12/15/22 (a)	150,000	152,338
3.15%, 12/15/24 (a)	250,000	263,589
4.88%, 10/15/40	150,000	190,346
Republic Services, Inc.
3.55%, 06/01/22 (a)	250,000	258,779
4.75%, 05/15/23 (a)	150,000	162,334
2.50%, 08/15/24 (a)	300,000	303,402
2.90%, 07/01/26 (a)	200,000	205,295
3.38%, 11/15/27 (a)	150,000	159,454
Rockwell Automation, Inc.
4.20%, 03/01/49 (a)	100,000	119,375
Rockwell Collins, Inc.
2.80%, 03/15/22 (a)	150,000	152,503
3.20%, 03/15/24 (a)	255,000	265,475
3.50%, 03/15/27 (a)	150,000	160,254
4.35%, 04/15/47 (a)	150,000	178,474
Roper Technologies, Inc.
3.65%, 09/15/23 (a)	100,000	105,257
3.85%, 12/15/25 (a)	250,000	269,034
3.80%, 12/15/26 (a)	250,000	267,182
2.95%, 09/15/29 (a)	100,000	101,366
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	115,643
Sonoco Products Co.
5.75%, 11/01/40 (a)	150,000	188,835
Spirit AeroSystems, Inc.
4.60%, 06/15/28 (a)	150,000	163,516
Stanley Black & Decker, Inc.
2.90%, 11/01/22	250,000	256,877
4.25%, 11/15/28 (a)	150,000	170,275
5.20%, 09/01/40	100,000	127,028
Textron, Inc.
3.38%, 03/01/28 (a)	200,000	206,391
The Boeing Co.
2.30%, 08/01/21	150,000	150,691
2.13%, 03/01/22 (a)	150,000	150,235
2.80%, 03/01/23 (a)	250,000	255,554
2.80%, 03/01/27 (a)	400,000	409,038
3.45%, 11/01/28 (a)	150,000	160,410
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.20%, 03/01/29 (a)	150,000	157,852
2.95%, 02/01/30 (a)	150,000	154,838
3.60%, 05/01/34 (a)	100,000	108,537
3.25%, 02/01/35 (a)	150,000	156,727
3.50%, 03/01/39 (a)	150,000	157,567
3.65%, 03/01/47 (a)	250,000	263,897
3.90%, 05/01/49 (a)	100,000	111,358
3.75%, 02/01/50 (a)	175,000	190,339
3.95%, 08/01/59 (a)	150,000	165,825
The Timken Co.
4.50%, 12/15/28 (a)	100,000	107,908
United Technologies Corp.
1.95%, 11/01/21 (a)	195,000	194,926
2.30%, 05/04/22 (a)	150,000	151,110
3.10%, 06/01/22	400,000	411,070
3.65%, 08/16/23 (a)	250,000	263,554
2.80%, 05/04/24 (a)	250,000	256,959
3.95%, 08/16/25 (a)	500,000	545,322
2.65%, 11/01/26 (a)	150,000	153,986
4.13%, 11/16/28 (a)	300,000	337,848
6.05%, 06/01/36	500,000	686,337
6.13%, 07/15/38	750,000	1,048,166
4.50%, 06/01/42	100,000	120,534
4.15%, 05/15/45 (a)	100,000	115,360
4.63%, 11/16/48 (a)	250,000	313,242
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	100,000	103,934
Vulcan Materials Co.
3.90%, 04/01/27 (a)	100,000	106,004
4.50%, 06/15/47 (a)	150,000	166,636
Waste Connections, Inc.
3.50%, 05/01/29 (a)	100,000	107,293
Waste Management, Inc.
2.90%, 09/15/22 (a)	150,000	153,792
3.13%, 03/01/25 (a)	500,000	522,355
3.20%, 06/15/26 (a)	100,000	105,264
4.10%, 03/01/45 (a)	462,000	533,760
Westinghouse Air Brake Technologies Corp.
4.95%, 09/15/28 (a)(g)	250,000	277,947
WW Grainger, Inc.
4.20%, 05/15/47 (a)	200,000	226,141
Xylem, Inc.
4.88%, 10/01/21	350,000	366,936
		41,611,475
Communications 2.2%
Activision Blizzard, Inc.
2.60%, 06/15/22 (a)	350,000	354,133
3.40%, 09/15/26 (a)	200,000	210,653
America Movil, S.A.B. de CV
3.13%, 07/16/22	200,000	205,057
3.63%, 04/22/29 (a)	200,000	212,725
6.13%, 03/30/40	530,000	723,667
4.38%, 04/22/49 (a)	200,000	231,823
American Tower Corp.
3.30%, 02/15/21 (a)	400,000	405,340
5.90%, 11/01/21	150,000	160,538
3.00%, 06/15/23	150,000	153,491
5.00%, 02/15/24	350,000	385,259
3.38%, 05/15/24 (a)	100,000	103,852
3.38%, 10/15/26 (a)	150,000	155,985
2.75%, 01/15/27 (a)	150,000	149,563
3.13%, 01/15/27 (a)	230,000	235,420
3.95%, 03/15/29 (a)	100,000	107,887
3.80%, 08/15/29 (a)	250,000	267,560
3.70%, 10/15/49 (a)	100,000	99,782

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
AT&T, Inc.
4.60%, 02/15/21 (a)	250,000	256,125
2.80%, 02/17/21 (a)	250,000	252,266
3.88%, 08/15/21	250,000	257,759
3.20%, 03/01/22 (a)	50,000	51,205
3.00%, 06/30/22 (a)	600,000	612,336
3.80%, 03/01/24 (a)	500,000	528,825
4.45%, 04/01/24 (a)	150,000	162,278
3.55%, 06/01/24 (a)	350,000	366,649
3.95%, 01/15/25 (a)	300,000	321,055
3.40%, 05/15/25 (a)	480,000	501,670
3.88%, 01/15/26 (a)	650,000	692,708
4.13%, 02/17/26 (a)	100,000	108,196
3.80%, 02/15/27 (a)	150,000	160,093
4.25%, 03/01/27 (a)	200,000	219,045
4.10%, 02/15/28 (a)	577,000	625,260
4.35%, 03/01/29 (a)	200,000	220,810
4.30%, 02/15/30 (a)	447,000	491,765
4.50%, 05/15/35 (a)	250,000	277,430
5.25%, 03/01/37 (a)	600,000	711,900
4.90%, 08/15/37 (a)	250,000	286,639
6.30%, 01/15/38	100,000	129,854
4.85%, 03/01/39 (a)	250,000	286,237
6.35%, 03/15/40	100,000	131,315
6.10%, 07/15/40	150,000	190,501
6.00%, 08/15/40 (a)	250,000	318,162
5.35%, 09/01/40	250,000	300,059
6.38%, 03/01/41	100,000	132,710
5.55%, 08/15/41	150,000	182,711
5.15%, 03/15/42	200,000	233,798
4.30%, 12/15/42 (a)	250,000	266,789
5.35%, 12/15/43	150,000	179,421
4.65%, 06/01/44 (a)	150,000	164,585
4.80%, 06/15/44 (a)	300,000	339,069
4.35%, 06/15/45 (a)	300,000	319,740
4.85%, 07/15/45 (a)	300,000	339,855
4.75%, 05/15/46 (a)	500,000	560,507
5.15%, 11/15/46 (a)	250,000	294,394
5.65%, 02/15/47 (a)	150,000	189,046
5.45%, 03/01/47 (a)	250,000	306,762
4.50%, 03/09/48 (a)	574,000	626,223
4.55%, 03/09/49 (a)	300,000	329,220
5.15%, 02/15/50 (a)	400,000	478,820
5.70%, 03/01/57 (a)	100,000	127,660
5.30%, 08/15/58 (a)	100,000	120,533
Bell Canada, Inc.
4.46%, 04/01/48 (a)	150,000	176,171
4.30%, 07/29/49 (a)	100,000	115,312
British Telecommunications PLC
5.13%, 12/04/28 (a)	250,000	286,595
9.63%, 12/15/30 (f)(g)	300,000	460,225
CBS Corp.
3.70%, 08/15/24 (a)	250,000	263,440
3.50%, 01/15/25 (a)	330,000	343,263
4.20%, 06/01/29 (a)	150,000	162,635
7.88%, 07/30/30	50,000	70,166
4.90%, 08/15/44 (a)	195,000	221,657
4.60%, 01/15/45 (a)	180,000	196,563
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	350,000	367,370
4.50%, 02/01/24 (a)	250,000	267,864
4.91%, 07/23/25 (a)	550,000	603,622
3.75%, 02/15/28 (a)	200,000	206,262
4.20%, 03/15/28 (a)	250,000	265,514
5.05%, 03/30/29 (a)	300,000	338,439
6.38%, 10/23/35 (a)	230,000	288,780
5.38%, 04/01/38 (a)	150,000	170,507
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.48%, 10/23/45 (a)	500,000	621,142
5.38%, 05/01/47 (a)	200,000	223,254
5.75%, 04/01/48 (a)	350,000	407,764
5.13%, 07/01/49 (a)	150,000	162,761
4.80%, 03/01/50 (a)	150,000	156,775
Comcast Corp.
3.45%, 10/01/21	400,000	411,308
3.13%, 07/15/22	350,000	361,277
2.85%, 01/15/23	250,000	256,426
2.75%, 03/01/23 (a)	250,000	255,790
3.00%, 02/01/24 (a)	150,000	155,271
3.60%, 03/01/24	100,000	106,073
3.70%, 04/15/24 (a)	200,000	212,827
3.38%, 02/15/25 (a)	200,000	211,166
3.95%, 10/15/25 (a)	250,000	272,897
3.15%, 03/01/26 (a)	150,000	157,640
3.30%, 02/01/27 (a)	300,000	318,270
3.15%, 02/15/28 (a)	150,000	157,872
4.15%, 10/15/28 (a)	500,000	563,670
2.65%, 02/01/30 (a)	200,000	201,395
4.25%, 10/15/30 (a)	250,000	287,120
7.05%, 03/15/33	500,000	720,947
4.20%, 08/15/34 (a)	250,000	288,996
4.40%, 08/15/35 (a)	150,000	176,112
6.50%, 11/15/35	195,000	275,782
3.20%, 07/15/36 (a)	100,000	102,512
6.45%, 03/15/37	100,000	142,154
6.95%, 08/15/37	150,000	223,877
3.90%, 03/01/38 (a)	250,000	277,240
4.60%, 10/15/38 (a)	500,000	601,292
3.25%, 11/01/39 (a)	200,000	204,527
6.40%, 03/01/40	150,000	215,171
4.65%, 07/15/42	100,000	121,066
4.50%, 01/15/43	200,000	236,678
4.75%, 03/01/44	100,000	122,547
4.60%, 08/15/45 (a)	300,000	363,562
3.40%, 07/15/46 (a)	200,000	205,298
4.00%, 08/15/47 (a)	100,000	111,765
3.97%, 11/01/47 (a)	350,000	389,454
4.00%, 03/01/48 (a)	250,000	280,527
4.70%, 10/15/48 (a)	500,000	621,257
4.00%, 11/01/49 (a)	250,000	280,607
3.45%, 02/01/50 (a)	250,000	257,445
4.05%, 11/01/52 (a)	150,000	169,856
4.95%, 10/15/58 (a)	250,000	327,359
Crown Castle International Corp.
2.25%, 09/01/21 (a)	250,000	250,428
4.88%, 04/15/22	330,000	349,985
5.25%, 01/15/23	350,000	380,956
3.15%, 07/15/23 (a)	150,000	154,363
4.45%, 02/15/26 (a)	195,000	213,548
3.80%, 02/15/28 (a)	150,000	160,184
4.75%, 05/15/47 (a)	250,000	294,767
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)(g)	450,000	664,947
Discovery Communications LLC
3.30%, 05/15/22	250,000	256,137
3.50%, 06/15/22 (a)	250,000	257,240
4.90%, 03/11/26 (a)	100,000	111,860
3.95%, 03/20/28 (a)	250,000	265,004
5.00%, 09/20/37 (a)	250,000	278,350
6.35%, 06/01/40	250,000	316,142
4.88%, 04/01/43	150,000	163,933
5.20%, 09/20/47 (a)	100,000	114,127
5.30%, 05/15/49 (a)	150,000	173,686
Electronic Arts, Inc.
3.70%, 03/01/21 (a)	150,000	152,960

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fox Corp.
3.67%, 01/25/22 (h)	150,000	154,944
4.03%, 01/25/24 (a)(h)	150,000	159,680
4.71%, 01/25/29 (a)(h)	200,000	227,331
5.48%, 01/25/39 (a)(h)	200,000	246,164
5.58%, 01/25/49 (a)(h)	200,000	254,934
Grupo Televisa S.A.B.
6.63%, 03/18/25	200,000	233,936
5.00%, 05/13/45 (a)	300,000	316,824
5.25%, 05/24/49 (a)	200,000	218,992
Moody’s Corp.
2.75%, 12/15/21 (a)	250,000	253,538
4.25%, 02/01/29 (a)	150,000	171,125
4.88%, 12/17/48 (a)	150,000	189,245
NBCUniversal Media LLC
4.38%, 04/01/21	445,000	459,305
2.88%, 01/15/23	200,000	205,501
4.45%, 01/15/43	230,000	270,517
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/22	250,000	258,606
3.65%, 11/01/24 (a)	130,000	136,997
3.60%, 04/15/26 (a)	250,000	265,070
Orange S.A.
9.00%, 03/01/31 (b)	500,000	780,287
5.38%, 01/13/42	150,000	193,214
RELX Capital, Inc.
3.13%, 10/15/22 (a)	150,000	153,636
4.00%, 03/18/29 (a)	150,000	164,903
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	150,000	153,596
3.63%, 12/15/25 (a)	200,000	213,097
2.90%, 11/15/26 (a)	150,000	153,101
4.50%, 03/15/43 (a)	100,000	114,085
5.00%, 03/15/44 (a)	330,000	404,473
4.35%, 05/01/49 (a)	150,000	170,642
3.70%, 11/15/49 (a)	150,000	154,686
S&P Global, Inc.
4.00%, 06/15/25 (a)	500,000	543,785
2.50%, 12/01/29 (a)	100,000	100,633
4.50%, 05/15/48 (a)	100,000	123,212
TCI Communications, Inc.
7.13%, 02/15/28	230,000	305,765
Telefonica Emisiones S.A.
5.46%, 02/16/21	180,000	187,310
4.57%, 04/27/23	150,000	161,402
4.10%, 03/08/27	450,000	488,630
7.05%, 06/20/36	195,000	274,599
4.67%, 03/06/38	150,000	167,061
5.21%, 03/08/47	350,000	413,843
4.90%, 03/06/48	150,000	171,177
5.52%, 03/01/49 (a)	150,000	185,534
Telefonica Europe BV
8.25%, 09/15/30	100,000	144,627
TELUS Corp.
3.70%, 09/15/27 (a)	200,000	212,807
4.30%, 06/15/49 (a)	150,000	171,239
The Interpublic Group of Cos., Inc.
4.20%, 04/15/24	350,000	376,185
The Walt Disney Co.
4.50%, 02/15/21	75,000	77,316
3.00%, 09/15/22	150,000	154,638
1.75%, 08/30/24 (a)	150,000	148,457
3.70%, 10/15/25 (a)	200,000	216,221
2.00%, 09/01/29 (a)	250,000	243,310
6.55%, 03/15/33	500,000	713,860
6.20%, 12/15/34	150,000	212,341
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.40%, 12/15/35	230,000	332,963
6.15%, 03/01/37	150,000	213,676
4.75%, 09/15/44 (a)	250,000	325,217
2.75%, 09/01/49 (a)	250,000	241,428
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	150,000	160,496
5.65%, 11/23/43 (a)	150,000	180,545
Time Warner Cable LLC
4.13%, 02/15/21 (a)	200,000	203,400
4.00%, 09/01/21 (a)	150,000	153,626
6.55%, 05/01/37	200,000	245,918
7.30%, 07/01/38	150,000	194,346
6.75%, 06/15/39	250,000	313,356
5.88%, 11/15/40 (a)	474,000	549,082
5.50%, 09/01/41 (a)	150,000	167,661
4.50%, 09/15/42 (a)	200,000	201,681
TWDC Enterprises 18 Corp.
2.30%, 02/12/21	250,000	251,481
3.75%, 06/01/21	150,000	154,284
3.00%, 02/13/26	350,000	369,358
1.85%, 07/30/26	150,000	148,395
4.13%, 06/01/44	350,000	425,029
Verizon Communications, Inc.
2.95%, 03/15/22	500,000	511,387
3.13%, 03/16/22	200,000	205,338
5.15%, 09/15/23	530,000	589,567
4.15%, 03/15/24 (a)	330,000	356,298
3.50%, 11/01/24 (a)	330,000	350,026
3.38%, 02/15/25	100,000	105,672
2.63%, 08/15/26	200,000	203,832
4.13%, 03/16/27	500,000	556,137
4.33%, 09/21/28	400,000	453,792
3.88%, 02/08/29 (a)	200,000	221,209
4.02%, 12/03/29 (a)	450,000	502,580
4.50%, 08/10/33	300,000	351,514
4.40%, 11/01/34 (a)	630,000	732,510
4.27%, 01/15/36	155,000	177,148
5.25%, 03/16/37	300,000	379,404
4.81%, 03/15/39	150,000	183,057
4.75%, 11/01/41	574,000	695,544
3.85%, 11/01/42 (a)	250,000	274,059
4.86%, 08/21/46	400,000	502,112
5.50%, 03/16/47	100,000	136,300
4.52%, 09/15/48	500,000	603,915
5.01%, 04/15/49	450,000	579,559
5.01%, 08/21/54	250,000	328,321
4.67%, 03/15/55	500,000	626,355
Viacom, Inc.
3.88%, 12/15/21	183,000	189,479
4.25%, 09/01/23 (a)	263,000	279,679
4.38%, 03/15/43	250,000	259,016
5.85%, 09/01/43 (a)	250,000	309,680
Vodafone Group PLC
2.50%, 09/26/22	250,000	253,942
3.75%, 01/16/24	200,000	210,652
4.13%, 05/30/25	250,000	270,957
4.38%, 05/30/28	550,000	611,105
7.88%, 02/15/30	150,000	209,756
6.15%, 02/27/37	250,000	324,826
5.00%, 05/30/38	150,000	173,554
4.38%, 02/19/43	150,000	160,035
5.25%, 05/30/48	350,000	418,752
4.88%, 06/19/49	300,000	343,795
4.25%, 09/17/50	150,000	156,480
5.13%, 06/19/59	100,000	117,967
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	203,311

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
WPP Finance 2010
4.75%, 11/21/21	150,000	157,088
3.75%, 09/19/24	100,000	105,172
		71,079,656
Consumer Cyclical 1.8%
Advance Auto Parts, Inc.
4.50%, 01/15/22 (a)	150,000	156,059
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (a)	550,000	557,076
3.40%, 12/06/27 (a)	300,000	311,881
4.50%, 11/28/34 (a)	250,000	285,161
4.00%, 12/06/37 (a)	200,000	216,029
4.20%, 12/06/47 (a)	200,000	223,441
Amazon.com, Inc.
2.50%, 11/29/22 (a)	230,000	234,302
2.80%, 08/22/24 (a)	250,000	258,865
3.80%, 12/05/24 (a)	195,000	211,049
3.15%, 08/22/27 (a)	750,000	797,595
4.80%, 12/05/34 (a)	150,000	187,913
3.88%, 08/22/37 (a)	400,000	456,282
4.95%, 12/05/44 (a)	330,000	436,281
4.05%, 08/22/47 (a)	500,000	599,565
4.25%, 08/22/57 (a)	150,000	184,861
American Honda Finance Corp.
2.65%, 02/12/21	150,000	151,316
1.70%, 09/09/21	150,000	149,501
2.90%, 02/16/24	390,000	401,727
2.40%, 06/27/24	300,000	303,220
2.30%, 09/09/26	300,000	300,514
Aptiv Corp.
4.15%, 03/15/24 (a)	100,000	106,352
Aptiv PLC
4.35%, 03/15/29 (a)	150,000	163,428
5.40%, 03/15/49 (a)	100,000	114,180
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	200,000	213,442
AutoNation, Inc.
3.50%, 11/15/24 (a)	250,000	258,011
AutoZone, Inc.
2.88%, 01/15/23 (a)	250,000	255,621
3.13%, 07/15/23 (a)	100,000	102,836
3.75%, 04/18/29 (a)	150,000	161,087
Best Buy Co., Inc.
5.50%, 03/15/21 (a)	100,000	103,356
4.45%, 10/01/28 (a)	100,000	108,986
Block Financial LLC
5.25%, 10/01/25 (a)	100,000	110,457
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	350,000	357,212
3.60%, 06/01/26 (a)	150,000	160,775
BorgWarner, Inc.
3.38%, 03/15/25 (a)	100,000	105,139
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	99,775
Costco Wholesale Corp.
2.15%, 05/18/21 (a)	250,000	251,227
3.00%, 05/18/27 (a)	400,000	425,052
Cummins, Inc.
4.88%, 10/01/43 (a)	150,000	190,122
D.R. Horton, Inc.
5.75%, 08/15/23 (a)	250,000	277,201
Daimler Finance North America LLC
8.50%, 01/18/31	200,000	300,611
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	200,000	210,192
Dollar General Corp.
3.25%, 04/15/23 (a)	100,000	103,368
3.88%, 04/15/27 (a)	200,000	215,337
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	100,000	104,037
4.20%, 05/15/28 (a)	150,000	160,526
eBay, Inc.
3.80%, 03/09/22 (a)	100,000	103,474
2.60%, 07/15/22 (a)	195,000	196,878
2.75%, 01/30/23 (a)	300,000	304,447
4.00%, 07/15/42 (a)	150,000	147,800
Expedia Group, Inc.
4.50%, 08/15/24 (a)	150,000	161,961
3.80%, 02/15/28 (a)	200,000	207,232
3.25%, 02/15/30 (a)(h)	200,000	195,739
Family Dollar Stores, Inc.
5.00%, 02/01/21	250,000	257,994
Ford Motor Co.
4.35%, 12/08/26 (a)	180,000	182,247
6.63%, 10/01/28	200,000	218,098
7.45%, 07/16/31	393,000	457,010
4.75%, 01/15/43	125,000	109,622
5.29%, 12/08/46 (a)	150,000	140,846
Ford Motor Credit Co., LLC
3.20%, 01/15/21	200,000	200,884
5.75%, 02/01/21	250,000	258,097
3.34%, 03/18/21	200,000	201,085
3.47%, 04/05/21	205,000	206,444
3.81%, 10/12/21	200,000	203,106
2.98%, 08/03/22 (a)	500,000	498,622
4.25%, 09/20/22	200,000	205,468
3.35%, 11/01/22	200,000	201,012
4.14%, 02/15/23 (a)	200,000	204,182
3.10%, 05/04/23	200,000	197,853
4.38%, 08/06/23	250,000	257,491
5.58%, 03/18/24 (a)	200,000	213,975
3.66%, 09/08/24	200,000	198,373
4.06%, 11/01/24 (a)	200,000	201,361
4.69%, 06/09/25 (a)	250,000	256,685
4.13%, 08/04/25	250,000	249,780
4.39%, 01/08/26	200,000	200,534
4.54%, 08/01/26 (a)	200,000	201,536
5.11%, 05/03/29 (a)	200,000	202,361
General Motors Co.
4.88%, 10/02/23	562,000	605,403
4.20%, 10/01/27 (a)	500,000	512,770
5.00%, 10/01/28 (a)	150,000	160,910
5.15%, 04/01/38 (a)	250,000	257,142
6.25%, 10/02/43	350,000	389,877
5.20%, 04/01/45	100,000	99,949
5.40%, 04/01/48 (a)	75,000	76,703
5.95%, 04/01/49 (a)	100,000	109,402
General Motors Financial Co., Inc.
3.20%, 07/06/21 (a)	250,000	253,002
4.20%, 11/06/21	150,000	154,984
3.45%, 04/10/22 (a)	500,000	510,042
3.55%, 07/08/22	350,000	359,474
3.25%, 01/05/23 (a)	250,000	254,441
3.70%, 05/09/23 (a)	412,000	424,173
3.95%, 04/13/24 (a)	150,000	156,091
4.35%, 04/09/25 (a)	150,000	158,053
5.25%, 03/01/26 (a)	450,000	491,557
4.35%, 01/17/27 (a)	200,000	207,401
3.85%, 01/05/28 (a)	350,000	353,381

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	250,000	273,664
3.35%, 09/01/24 (a)	100,000	102,390
5.38%, 04/15/26 (a)	150,000	165,748
5.30%, 01/15/29 (a)	100,000	110,873
4.00%, 01/15/30 (a)	100,000	101,459
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	104,180
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	200,000	206,541
IHS Markit Ltd.
4.75%, 08/01/28 (a)	150,000	167,377
4.25%, 05/01/29 (a)	150,000	161,819
Kohl’s Corp.
4.25%, 07/17/25 (a)	350,000	369,064
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	250,000	254,880
3.50%, 08/18/26 (a)	150,000	153,592
3.90%, 08/08/29 (a)	150,000	155,398
Lear Corp.
5.25%, 01/15/25 (a)	100,000	102,932
3.80%, 09/15/27 (a)	200,000	204,661
4.25%, 05/15/29 (a)	100,000	103,273
Lowe’s Cos., Inc.
3.12%, 04/15/22 (a)	150,000	154,082
3.88%, 09/15/23 (a)	100,000	105,931
3.38%, 09/15/25 (a)	474,000	499,824
2.50%, 04/15/26 (a)	100,000	100,478
3.10%, 05/03/27 (a)	150,000	155,790
3.65%, 04/05/29 (a)	200,000	214,452
4.65%, 04/15/42 (a)	195,000	224,630
4.25%, 09/15/44 (a)	100,000	108,444
4.38%, 09/15/45 (a)	100,000	111,439
3.70%, 04/15/46 (a)	150,000	153,728
4.05%, 05/03/47 (a)	150,000	161,407
4.55%, 04/05/49 (a)	200,000	233,187
Macy’s Retail Holdings, Inc.
3.45%, 01/15/21 (a)	250,000	252,269
4.38%, 09/01/23 (a)	150,000	154,935
3.63%, 06/01/24 (a)	100,000	100,108
Magna International, Inc.
3.63%, 06/15/24 (a)	200,000	210,271
Marriott International, Inc.
2.88%, 03/01/21 (a)	100,000	100,918
3.75%, 03/15/25 (a)	330,000	349,546
3.13%, 06/15/26 (a)	150,000	153,935
4.00%, 04/15/28 (a)	100,000	108,239
Mastercard, Inc.
2.00%, 11/21/21 (a)	250,000	250,972
2.95%, 11/21/26 (a)	250,000	262,405
2.95%, 06/01/29 (a)	150,000	157,778
3.65%, 06/01/49 (a)	250,000	281,707
McDonald’s Corp.
3.35%, 04/01/23 (a)	150,000	156,140
3.38%, 05/26/25 (a)	150,000	158,796
3.70%, 01/30/26 (a)	230,000	247,704
3.50%, 03/01/27 (a)	200,000	214,590
3.80%, 04/01/28 (a)	350,000	383,700
2.63%, 09/01/29 (a)	200,000	200,796
4.70%, 12/09/35 (a)	250,000	298,796
5.70%, 02/01/39	150,000	195,266
4.88%, 12/09/45 (a)	270,000	329,671
4.45%, 03/01/47 (a)	100,000	115,967
4.45%, 09/01/48 (a)	250,000	290,594
3.63%, 09/01/49 (a)	150,000	154,358
Security Rate, Maturity Date	Face Amount ($)	Value ($)
NIKE, Inc.
3.38%, 11/01/46 (a)	350,000	374,306
Nordstrom, Inc.
4.00%, 03/15/27 (a)	296,000	306,034
5.00%, 01/15/44 (a)	100,000	97,436
O'Reilly Automotive, Inc.
3.80%, 09/01/22 (a)	150,000	155,963
3.60%, 09/01/27 (a)	150,000	161,473
4.35%, 06/01/28 (a)	200,000	224,093
PACCAR Financial Corp.
3.15%, 08/09/21	250,000	255,449
2.65%, 05/10/22	150,000	152,712
QVC, Inc.
5.13%, 07/02/22	180,000	189,687
4.38%, 03/15/23	100,000	103,552
4.45%, 02/15/25 (a)	150,000	155,699
5.45%, 08/15/34 (a)	70,000	69,606
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	150,000	162,641
3.70%, 03/15/28 (a)	150,000	154,695
Sands China Ltd.
4.60%, 08/08/23 (a)	300,000	317,322
5.13%, 08/08/25 (a)	200,000	220,182
5.40%, 08/08/28 (a)	200,000	227,390
Starbucks Corp.
2.10%, 02/04/21 (a)	250,000	250,607
2.70%, 06/15/22 (a)	150,000	153,099
3.85%, 10/01/23 (a)	245,000	260,178
3.80%, 08/15/25 (a)	150,000	161,621
4.00%, 11/15/28 (a)	150,000	166,903
3.55%, 08/15/29 (a)	100,000	108,025
3.75%, 12/01/47 (a)	250,000	260,290
4.45%, 08/15/49 (a)	150,000	174,665
Tapestry, Inc.
4.25%, 04/01/25 (a)	150,000	158,635
Target Corp.
2.90%, 01/15/22	150,000	153,437
3.50%, 07/01/24	263,000	281,368
3.38%, 04/15/29 (a)	150,000	163,136
4.00%, 07/01/42	75,000	86,713
3.90%, 11/15/47 (a)	500,000	579,845
The Home Depot, Inc.
2.00%, 04/01/21 (a)	150,000	150,327
4.40%, 04/01/21 (a)	250,000	256,812
3.25%, 03/01/22	250,000	258,015
2.63%, 06/01/22 (a)	250,000	254,821
2.70%, 04/01/23 (a)	250,000	256,747
3.75%, 02/15/24 (a)	195,000	208,025
2.95%, 06/15/29 (a)	150,000	156,896
5.88%, 12/16/36	830,000	1,154,111
5.40%, 09/15/40 (a)	100,000	133,783
4.20%, 04/01/43 (a)	330,000	386,945
4.88%, 02/15/44 (a)	195,000	250,329
4.25%, 04/01/46 (a)	150,000	178,952
3.90%, 06/15/47 (a)	100,000	114,689
4.50%, 12/06/48 (a)	150,000	188,086
3.50%, 09/15/56 (a)	150,000	160,841
The TJX Cos., Inc.
2.50%, 05/15/23 (a)	250,000	254,315
The Western Union Co.
4.25%, 06/09/23 (a)	250,000	263,921
Toyota Motor Corp.
3.67%, 07/20/28	150,000	166,316
Toyota Motor Credit Corp.
4.25%, 01/11/21	150,000	153,869
1.90%, 04/08/21	250,000	250,227

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.95%, 04/13/21	250,000	253,877
2.75%, 05/17/21	500,000	506,445
3.40%, 09/15/21	389,000	399,324
2.60%, 01/11/22	150,000	152,237
3.30%, 01/12/22	250,000	257,317
2.63%, 01/10/23	100,000	102,009
2.00%, 10/07/24	100,000	99,847
3.20%, 01/11/27	150,000	159,962
3.65%, 01/08/29	150,000	166,065
VF Corp.
3.50%, 09/01/21 (a)	100,000	102,356
Visa, Inc.
2.15%, 09/15/22 (a)	400,000	403,992
2.80%, 12/14/22 (a)	400,000	410,966
3.15%, 12/14/25 (a)	600,000	636,777
4.15%, 12/14/35 (a)	330,000	395,135
4.30%, 12/14/45 (a)	395,000	486,843
3.65%, 09/15/47 (a)	150,000	169,610
Wal-Mart Stores, Inc.
6.50%, 08/15/37	150,000	226,828
Walgreen Co.
4.40%, 09/15/42	500,000	505,070
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	580,000	601,779
3.45%, 06/01/26 (a)	100,000	101,763
Walmart, Inc.
1.90%, 12/15/20	250,000	250,416
3.13%, 06/23/21	600,000	612,678
2.35%, 12/15/22 (a)	150,000	152,150
2.55%, 04/11/23 (a)	700,000	714,070
3.40%, 06/26/23 (a)	300,000	315,343
3.30%, 04/22/24 (a)	250,000	263,439
3.05%, 07/08/26 (a)	150,000	158,276
3.70%, 06/26/28 (a)	500,000	553,367
3.25%, 07/08/29 (a)	150,000	161,655
2.38%, 09/24/29 (a)	100,000	100,523
5.25%, 09/01/35	150,000	198,443
3.95%, 06/28/38 (a)	250,000	292,960
4.30%, 04/22/44 (a)	750,000	915,675
3.63%, 12/15/47 (a)	150,000	168,320
4.05%, 06/29/48 (a)	400,000	479,204
2.95%, 09/24/49 (a)	150,000	150,596
		56,858,730
Consumer Non-Cyclical 4.1%
Abbott Laboratories
2.90%, 11/30/21 (a)	650,000	662,532
3.40%, 11/30/23 (a)	200,000	210,428
2.95%, 03/15/25 (a)	150,000	156,273
4.75%, 11/30/36 (a)	150,000	187,546
4.90%, 11/30/46 (a)	826,000	1,097,981
AbbVie, Inc.
2.30%, 05/14/21 (a)	250,000	250,769
3.38%, 11/14/21	150,000	153,718
2.15%, 11/19/21 (h)	250,000	250,230
2.90%, 11/06/22	400,000	407,498
2.30%, 11/21/22 (h)	500,000	500,990
2.85%, 05/14/23 (a)	500,000	509,190
3.75%, 11/14/23 (a)	150,000	157,555
2.60%, 11/21/24 (a)(h)	325,000	326,921
3.60%, 05/14/25 (a)	200,000	209,845
3.20%, 05/14/26 (a)	350,000	360,194
2.95%, 11/21/26 (a)(h)	600,000	605,835
4.25%, 11/14/28 (a)	150,000	165,297
3.20%, 11/21/29 (a)(h)	750,000	761,584
4.50%, 05/14/35 (a)	250,000	277,142
4.30%, 05/14/36 (a)	500,000	543,202
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.05%, 11/21/39 (a)(e)(h)	550,000	573,584
4.40%, 11/06/42	250,000	269,754
4.70%, 05/14/45 (a)	150,000	167,020
4.45%, 05/14/46 (a)	150,000	161,824
4.88%, 11/14/48 (a)	500,000	575,852
4.25%, 11/21/49 (a)(h)	800,000	841,796
Adventist Health System
3.63%, 03/01/49 (a)	100,000	99,868
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	150,000	150,338
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	98,740
Allergan Finance LLC
4.63%, 10/01/42 (a)	100,000	106,544
Allergan Funding SCS
3.45%, 03/15/22 (a)	250,000	255,486
3.85%, 06/15/24 (a)	450,000	472,457
3.80%, 03/15/25 (a)	750,000	786,469
4.85%, 06/15/44 (a)	150,000	166,557
4.75%, 03/15/45 (a)	111,000	122,541
Altria Group, Inc.
4.75%, 05/05/21	150,000	155,725
3.49%, 02/14/22 (a)	150,000	154,008
2.85%, 08/09/22	150,000	152,540
2.95%, 05/02/23	450,000	459,875
3.80%, 02/14/24 (a)	250,000	262,246
4.40%, 02/14/26 (a)	100,000	108,007
2.63%, 09/16/26 (a)	100,000	99,079
4.80%, 02/14/29 (a)	500,000	553,317
5.80%, 02/14/39 (a)	300,000	352,777
4.25%, 08/09/42	250,000	251,915
4.50%, 05/02/43	100,000	103,229
5.38%, 01/31/44	200,000	226,737
5.95%, 02/14/49 (a)	200,000	241,030
6.20%, 02/14/59 (a)	200,000	240,323
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	200,000	207,616
3.45%, 12/15/27 (a)	100,000	104,975
4.30%, 12/15/47 (a)	150,000	156,592
Amgen, Inc.
4.10%, 06/15/21 (a)	100,000	102,780
1.85%, 08/19/21 (a)	300,000	299,364
2.70%, 05/01/22 (a)	100,000	101,399
2.65%, 05/11/22 (a)	300,000	304,194
3.63%, 05/22/24 (a)	250,000	264,809
3.13%, 05/01/25 (a)	150,000	156,081
2.60%, 08/19/26 (a)	330,000	335,173
3.20%, 11/02/27 (a)	150,000	158,250
4.40%, 05/01/45 (a)	350,000	395,132
4.56%, 06/15/48 (a)	150,000	175,798
4.66%, 06/15/51 (a)	925,000	1,094,959
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	300,000	321,588
4.70%, 02/01/36 (a)	655,000	764,323
4.90%, 02/01/46 (a)	1,250,000	1,502,137
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/23 (a)	399,000	413,799
3.70%, 02/01/24	350,000	371,957
3.65%, 02/01/26 (a)	100,000	106,994
4.00%, 01/17/43	100,000	107,089
4.63%, 02/01/44	150,000	171,493
4.90%, 02/01/46 (a)	200,000	238,981
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/22	67,000	68,092
3.50%, 01/12/24 (a)	300,000	315,946
4.15%, 01/23/25 (a)	300,000	326,596

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.00%, 04/13/28 (a)	650,000	718,926
4.75%, 01/23/29 (a)	550,000	639,812
4.90%, 01/23/31 (a)	250,000	299,187
4.38%, 04/15/38 (a)	250,000	282,681
8.20%, 01/15/39	250,000	399,759
5.45%, 01/23/39 (a)	300,000	380,716
4.95%, 01/15/42	200,000	240,105
3.75%, 07/15/42	100,000	103,993
4.60%, 04/15/48 (a)	300,000	348,534
4.44%, 10/06/48 (a)	250,000	284,979
5.55%, 01/23/49 (a)	500,000	662,930
4.75%, 04/15/58 (a)	250,000	298,731
5.80%, 01/23/59 (a)	300,000	417,339
Archer-Daniels-Midland Co.
3.38%, 03/15/22 (a)	150,000	154,562
2.50%, 08/11/26 (a)	350,000	355,556
4.54%, 03/26/42	100,000	121,448
4.02%, 04/16/43	100,000	113,292
3.75%, 09/15/47 (a)	200,000	220,528
Ascension Health
3.95%, 11/15/46	250,000	286,709
AstraZeneca PLC
2.38%, 06/12/22 (a)	200,000	202,116
3.50%, 08/17/23 (a)	100,000	104,583
3.38%, 11/16/25	200,000	212,063
3.13%, 06/12/27 (a)	100,000	104,597
4.00%, 01/17/29 (a)	350,000	391,863
6.45%, 09/15/37	330,000	468,834
4.00%, 09/18/42	150,000	168,622
4.38%, 08/17/48 (a)	150,000	180,402
BAT Capital Corp.
2.76%, 08/15/22 (a)	300,000	303,327
3.22%, 08/15/24 (a)	300,000	305,680
2.79%, 09/06/24 (a)	150,000	150,087
3.22%, 09/06/26 (a)	150,000	150,267
3.56%, 08/15/27 (a)	500,000	509,305
4.39%, 08/15/37 (a)	250,000	249,662
4.54%, 08/15/47 (a)	200,000	196,815
4.76%, 09/06/49 (a)	150,000	151,993
Baxalta, Inc.
5.25%, 06/23/45 (a)	99,000	128,441
Baxter International, Inc.
1.70%, 08/15/21 (a)	100,000	99,511
2.60%, 08/15/26 (a)	229,000	231,155
3.50%, 08/15/46 (a)	85,000	84,478
Baylor Scott & White Holdings
4.19%, 11/15/45 (a)	100,000	114,884
Becton Dickinson & Co.
2.89%, 06/06/22 (a)	150,000	152,355
3.36%, 06/06/24 (a)	350,000	364,381
3.73%, 12/15/24 (a)	252,000	267,117
3.70%, 06/06/27 (a)	98,000	105,084
4.69%, 12/15/44 (a)	250,000	295,255
4.67%, 06/06/47 (a)	200,000	240,391
Biogen, Inc.
3.63%, 09/15/22	150,000	156,183
4.05%, 09/15/25 (a)	150,000	163,013
5.20%, 09/15/45 (a)	250,000	306,007
Boston Scientific Corp.
3.38%, 05/15/22	150,000	154,649
3.85%, 05/15/25	375,000	403,410
4.00%, 03/01/28 (a)	150,000	165,865
4.55%, 03/01/39 (a)	150,000	178,251
4.70%, 03/01/49 (a)	200,000	245,343
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Bristol-Myers Squibb Co.
2.55%, 05/14/21 (h)	250,000	252,495
2.25%, 08/15/21 (h)	150,000	150,787
2.60%, 05/16/22 (h)	250,000	254,104
2.00%, 08/01/22	200,000	201,050
3.25%, 02/20/23 (a)(h)	150,000	155,232
4.00%, 08/15/23 (h)	350,000	373,882
2.90%, 07/26/24 (a)(h)	500,000	515,907
3.88%, 08/15/25 (a)(h)	250,000	270,569
3.20%, 06/15/26 (a)(h)	250,000	263,584
3.25%, 02/27/27	250,000	269,294
3.45%, 11/15/27 (a)(h)	250,000	267,539
3.40%, 07/26/29 (a)(h)	500,000	537,120
4.13%, 06/15/39 (a)(h)	400,000	462,516
5.25%, 08/15/43 (h)	500,000	655,315
5.00%, 08/15/45 (a)(h)	250,000	321,415
4.55%, 02/20/48 (a)(h)	150,000	184,253
4.25%, 10/26/49 (a)(h)	500,000	595,865
Brown-Forman Corp.
4.00%, 04/15/38 (a)	150,000	170,195
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	350,000	357,915
Campbell Soup Co.
3.65%, 03/15/23 (a)	150,000	156,027
3.30%, 03/19/25 (a)	250,000	257,684
4.15%, 03/15/28 (a)	500,000	542,140
Cardinal Health, Inc.
2.62%, 06/15/22 (a)	150,000	151,571
3.20%, 03/15/23	150,000	153,990
3.08%, 06/15/24 (a)	350,000	357,889
3.75%, 09/15/25 (a)	330,000	348,911
4.50%, 11/15/44 (a)	100,000	99,553
4.90%, 09/15/45 (a)	180,000	189,121
Children’s Hospital Medical Center
4.27%, 05/15/44	100,000	117,898
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	100,000	104,120
3.95%, 08/01/47 (a)	150,000	165,358
Cigna Corp.
3.40%, 09/17/21	150,000	153,404
4.75%, 11/15/21 (h)	388,000	406,362
3.90%, 02/15/22 (h)	145,000	149,970
4.00%, 02/15/22 (a)(h)	189,000	195,029
3.75%, 07/15/23 (a)	500,000	523,162
3.50%, 06/15/24 (a)(h)	145,000	150,941
4.13%, 11/15/25 (a)	200,000	215,980
4.50%, 02/25/26 (a)(h)	194,000	213,747
3.40%, 03/01/27 (a)(h)	242,000	251,514
3.05%, 10/15/27 (a)(h)	145,000	146,944
4.38%, 10/15/28 (a)	400,000	443,300
4.80%, 08/15/38 (a)	150,000	174,206
4.80%, 07/15/46 (a)(h)	320,000	369,014
3.88%, 10/15/47 (a)(h)	145,000	148,210
4.90%, 12/15/48 (a)	500,000	596,572
Coca-Cola Femsa S.A.B. de CV
3.88%, 11/26/23	150,000	158,452
Colgate-Palmolive Co.
2.25%, 11/15/22	100,000	101,177
1.95%, 02/01/23	100,000	100,352
2.10%, 05/01/23	250,000	251,765
3.70%, 08/01/47 (a)	100,000	116,724
CommonSpirit Health
2.76%, 10/01/24 (a)	100,000	101,030
3.35%, 10/01/29 (a)	150,000	151,158
4.35%, 11/01/42	150,000	156,624
4.19%, 10/01/49 (a)	250,000	256,606

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Conagra Brands, Inc.
3.80%, 10/22/21	250,000	257,622
4.60%, 11/01/25 (a)	150,000	165,475
4.85%, 11/01/28 (a)	250,000	284,057
5.30%, 11/01/38 (a)	150,000	175,501
5.40%, 11/01/48 (a)	150,000	179,129
Constellation Brands, Inc.
3.75%, 05/01/21	150,000	153,479
3.20%, 02/15/23 (a)	500,000	514,365
4.40%, 11/15/25 (a)	100,000	109,730
3.70%, 12/06/26 (a)	150,000	160,792
3.50%, 05/09/27 (a)	100,000	105,391
4.50%, 05/09/47 (a)	150,000	167,753
5.25%, 11/15/48 (a)	150,000	185,145
Covidien International Finance SA
2.95%, 06/15/23 (a)	200,000	206,033
CVS Health Corp.
3.35%, 03/09/21	293,000	297,748
2.13%, 06/01/21 (a)	330,000	330,721
3.50%, 07/20/22 (a)	300,000	310,167
2.75%, 12/01/22 (a)	250,000	253,909
3.70%, 03/09/23 (a)	950,000	990,451
3.38%, 08/12/24 (a)	580,000	604,676
2.63%, 08/15/24 (a)	150,000	151,348
4.10%, 03/25/25 (a)	400,000	429,716
3.88%, 07/20/25 (a)	250,000	266,610
3.00%, 08/15/26 (a)	200,000	204,192
4.30%, 03/25/28 (a)	650,000	709,332
3.25%, 08/15/29 (a)	350,000	356,359
4.88%, 07/20/35 (a)	500,000	575,477
4.78%, 03/25/38 (a)	600,000	683,148
5.30%, 12/05/43 (a)	250,000	300,352
5.13%, 07/20/45 (a)	500,000	592,347
5.05%, 03/25/48 (a)	1,000,000	1,186,465
Danaher Corp.
3.35%, 09/15/25 (a)	150,000	158,461
4.38%, 09/15/45 (a)	100,000	118,804
DH Europe Finance II Sarl
2.05%, 11/15/22	100,000	100,104
2.20%, 11/15/24 (a)	100,000	100,050
2.60%, 11/15/29 (a)	100,000	100,536
3.25%, 11/15/39 (a)	150,000	153,081
3.40%, 11/15/49 (a)	150,000	155,242
Diageo Capital PLC
2.63%, 04/29/23 (a)	50,000	50,893
2.38%, 10/24/29 (a)	200,000	198,559
3.88%, 04/29/43 (a)	100,000	114,325
Diageo Investment Corp.
2.88%, 05/11/22	350,000	357,429
8.00%, 09/15/22	150,000	173,791
4.25%, 05/11/42	150,000	178,379
Dignity Health
4.50%, 11/01/42	50,000	53,344
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	100,000	115,478
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	112,792
Eli Lilly & Co.
2.35%, 05/15/22	300,000	303,915
2.75%, 06/01/25 (a)	100,000	103,594
3.10%, 05/15/27 (a)	100,000	105,793
3.38%, 03/15/29 (a)	150,000	162,061
3.88%, 03/15/39 (a)	100,000	115,749
3.95%, 05/15/47 (a)	100,000	117,060
3.95%, 03/15/49 (a)	250,000	294,621
4.15%, 03/15/59 (a)	200,000	239,448
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fomento Economico Mexicano S.A.B. de CV
4.38%, 05/10/43	200,000	226,478
General Mills, Inc.
2.60%, 10/12/22 (a)	500,000	507,435
4.20%, 04/17/28 (a)	150,000	167,538
4.55%, 04/17/38 (a)	250,000	292,691
4.70%, 04/17/48 (a)	150,000	179,358
Gilead Sciences, Inc.
4.40%, 12/01/21 (a)	724,000	755,704
3.25%, 09/01/22 (a)	500,000	516,525
2.50%, 09/01/23 (a)	200,000	202,949
3.65%, 03/01/26 (a)	250,000	268,995
4.00%, 09/01/36 (a)	100,000	112,353
5.65%, 12/01/41 (a)	724,000	954,974
4.50%, 02/01/45 (a)	200,000	232,117
4.75%, 03/01/46 (a)	270,000	325,422
4.15%, 03/01/47 (a)	150,000	167,833
GlaxoSmithKline Capital PLC
3.13%, 05/14/21	150,000	152,663
2.85%, 05/08/22	150,000	153,194
2.88%, 06/01/22 (a)	150,000	153,277
3.00%, 06/01/24 (a)	300,000	311,490
3.38%, 06/01/29 (a)	200,000	215,161
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	850,000	944,524
6.38%, 05/15/38	263,000	382,681
Hasbro, Inc.
3.55%, 11/19/26 (a)	150,000	150,750
3.90%, 11/19/29 (a)	100,000	100,495
5.10%, 05/15/44 (a)	200,000	202,145
HCA, Inc.
4.75%, 05/01/23	250,000	267,706
5.00%, 03/15/24	250,000	272,462
5.25%, 04/15/25	350,000	390,148
5.25%, 06/15/26 (a)	150,000	167,752
4.13%, 06/15/29 (a)	250,000	264,372
5.13%, 06/15/39 (a)	150,000	166,612
5.50%, 06/15/47 (a)	250,000	289,377
5.25%, 06/15/49 (a)	250,000	281,795
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	55,000	64,334
Johnson & Johnson
2.45%, 12/05/21	100,000	101,401
2.05%, 03/01/23 (a)	300,000	301,923
3.38%, 12/05/23	500,000	531,345
2.63%, 01/15/25 (a)	100,000	103,018
2.45%, 03/01/26 (a)	100,000	102,051
2.90%, 01/15/28 (a)	200,000	210,367
4.38%, 12/05/33 (a)	150,000	180,803
3.63%, 03/03/37 (a)	1,150,000	1,285,752
3.40%, 01/15/38 (a)	150,000	162,760
3.70%, 03/01/46 (a)	330,000	376,150
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	500,000	526,632
4.15%, 05/01/47 (a)	250,000	292,561
3.27%, 11/01/49 (a)	150,000	151,753
Kellogg Co.
2.65%, 12/01/23	500,000	511,055
4.30%, 05/15/28 (a)	100,000	111,619
4.50%, 04/01/46	100,000	112,291
Keurig Dr Pepper, Inc.
3.55%, 05/25/21	250,000	255,241
4.06%, 05/25/23 (a)	250,000	264,460
4.42%, 05/25/25 (a)	250,000	273,179
4.60%, 05/25/28 (a)	200,000	226,664
4.99%, 05/25/38 (a)	250,000	294,871

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 11/15/45 (a)	100,000	110,179
5.09%, 05/25/48 (a)	100,000	121,971
Kimberly-Clark Corp.
2.75%, 02/15/26	250,000	258,971
3.20%, 04/25/29 (a)	100,000	107,281
3.20%, 07/30/46 (a)	300,000	308,167
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	38,000	47,348
Koninklijke Philips N.V.
5.00%, 03/15/42	195,000	237,448
Kraft Heinz Foods Co.
3.50%, 07/15/22 (a)	250,000	257,045
4.00%, 06/15/23 (a)	150,000	157,267
3.95%, 07/15/25 (a)	200,000	210,069
3.00%, 06/01/26 (a)	250,000	249,367
4.63%, 01/30/29 (a)	150,000	164,821
3.75%, 04/01/30 (a)(h)	150,000	153,605
6.88%, 01/26/39	600,000	754,542
4.63%, 10/01/39 (a)(h)	100,000	103,615
5.20%, 07/15/45 (a)	330,000	357,591
4.38%, 06/01/46 (a)	330,000	325,786
4.88%, 10/01/49 (a)(h)	200,000	209,155
Laboratory Corp. of America Holdings
3.20%, 02/01/22	100,000	102,216
3.25%, 09/01/24 (a)	100,000	104,047
3.60%, 02/01/25 (a)	150,000	157,388
3.60%, 09/01/27 (a)	150,000	159,119
4.70%, 02/01/45 (a)	150,000	169,504
Mayo Clinic
4.00%, 11/15/47	150,000	174,823
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	150,000	155,626
3.40%, 08/15/27 (a)	150,000	157,579
McKesson Corp.
2.70%, 12/15/22 (a)	100,000	100,952
2.85%, 03/15/23 (a)	100,000	101,141
3.80%, 03/15/24 (a)	100,000	105,440
3.95%, 02/16/28 (a)	100,000	106,231
4.75%, 05/30/29 (a)	300,000	335,425
4.88%, 03/15/44 (a)	100,000	109,930
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	150,000	164,109
5.90%, 11/01/39	150,000	205,645
Medtronic, Inc.
3.15%, 03/15/22	150,000	154,321
3.50%, 03/15/25	400,000	428,422
4.38%, 03/15/35	400,000	480,054
4.63%, 03/15/45	275,000	352,584
Memorial Sloan-Kettering Cancer Center
4.20%, 07/01/55	100,000	120,227
Merck & Co., Inc.
3.88%, 01/15/21 (a)	250,000	254,909
2.35%, 02/10/22	450,000	455,528
2.40%, 09/15/22 (a)	150,000	152,295
2.80%, 05/18/23	250,000	258,099
2.75%, 02/10/25 (a)	280,000	288,903
3.40%, 03/07/29 (a)	250,000	272,240
3.90%, 03/07/39 (a)	100,000	115,873
3.70%, 02/10/45 (a)	750,000	843,045
4.00%, 03/07/49 (a)	150,000	178,963
Molson Coors Brewing Co.
2.10%, 07/15/21 (a)	318,000	317,636
3.50%, 05/01/22	195,000	200,233
5.00%, 05/01/42	100,000	108,968
4.20%, 07/15/46 (a)	330,000	327,063
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mondelez International, Inc.
3.63%, 05/07/23 (a)	250,000	262,157
3.63%, 02/13/26 (a)	200,000	213,429
Mount Sinai Hospitals Group, Inc.
3.74%, 07/01/49 (a)	100,000	101,572
Mylan N.V.
5.25%, 06/15/46 (a)	100,000	110,165
Mylan, Inc.
4.20%, 11/29/23 (a)	230,000	242,084
4.55%, 04/15/28 (a)	700,000	751,292
5.20%, 04/15/48 (a)	100,000	109,129
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	45,000	47,293
4.26%, 11/01/47 (a)	150,000	165,207
3.81%, 11/01/49 (a)	100,000	103,287
Novartis Capital Corp.
2.40%, 09/21/22	200,000	203,152
3.40%, 05/06/24	100,000	105,914
3.00%, 11/20/25 (a)	250,000	262,909
3.10%, 05/17/27 (a)	650,000	689,845
3.70%, 09/21/42	100,000	112,444
4.40%, 05/06/44	250,000	311,601
NYU Langone Hospitals
4.78%, 07/01/44	100,000	123,013
PeaceHealth Obligated Group
4.79%, 11/15/48 (a)	100,000	126,950
PepsiCo, Inc.
3.00%, 08/25/21	250,000	255,552
1.70%, 10/06/21 (a)	750,000	749,006
2.75%, 03/05/22	250,000	255,364
3.50%, 07/17/25 (a)	150,000	161,587
2.38%, 10/06/26 (a)	250,000	255,440
3.00%, 10/15/27 (a)	250,000	265,541
2.63%, 07/29/29 (a)	100,000	102,734
4.60%, 07/17/45 (a)	400,000	505,848
4.45%, 04/14/46 (a)	250,000	312,454
3.45%, 10/06/46 (a)	200,000	215,637
4.00%, 05/02/47 (a)	100,000	117,407
3.38%, 07/29/49 (a)	150,000	159,907
2.88%, 10/15/49 (a)	150,000	146,981
PerkinElmer, Inc.
3.30%, 09/15/29 (a)	150,000	151,122
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (a)	291,000	299,839
Pfizer, Inc.
1.95%, 06/03/21	500,000	500,845
3.00%, 09/15/21	150,000	153,529
2.20%, 12/15/21	150,000	151,005
3.00%, 06/15/23	500,000	518,557
3.00%, 12/15/26	250,000	264,410
3.45%, 03/15/29 (a)	300,000	325,449
4.00%, 12/15/36	150,000	173,255
4.10%, 09/15/38 (a)	150,000	175,168
7.20%, 03/15/39	260,000	413,371
4.40%, 05/15/44	330,000	402,250
4.13%, 12/15/46	250,000	296,105
4.00%, 03/15/49 (a)	150,000	176,285
Philip Morris International, Inc.
2.90%, 11/15/21	230,000	234,252
2.38%, 08/17/22 (a)	200,000	201,744
3.25%, 11/10/24	330,000	346,625
3.38%, 08/11/25 (a)	330,000	348,879
3.13%, 03/02/28 (a)	150,000	154,823
3.38%, 08/15/29 (a)	150,000	157,744
6.38%, 05/16/38	100,000	138,916
4.38%, 11/15/41	100,000	111,635

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 03/20/42	400,000	454,488
3.88%, 08/21/42	100,000	105,025
4.13%, 03/04/43	150,000	163,144
4.25%, 11/10/44	100,000	112,281
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	200,000	197,771
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	250,000	263,571
3.45%, 06/01/26 (a)	150,000	157,446
4.20%, 06/30/29 (a)	100,000	110,541
Reynolds American, Inc.
4.85%, 09/15/23	150,000	162,266
4.45%, 06/12/25 (a)	395,000	423,321
5.70%, 08/15/35 (a)	150,000	171,994
7.25%, 06/15/37	250,000	320,276
6.15%, 09/15/43	100,000	114,722
5.85%, 08/15/45 (a)	250,000	283,205
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	40,000	43,893
Sanofi
4.00%, 03/29/21	250,000	257,197
3.63%, 06/19/28 (a)	250,000	278,666
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (a)	500,000	502,345
2.88%, 09/23/23 (a)	500,000	509,332
3.20%, 09/23/26 (a)	435,000	450,651
Stanford Health Care
3.80%, 11/15/48 (a)	100,000	112,537
Stryker Corp.
2.63%, 03/15/21 (a)	150,000	151,054
3.38%, 11/01/25 (a)	150,000	158,761
3.65%, 03/07/28 (a)	150,000	161,865
4.63%, 03/15/46 (a)	250,000	304,492
Sutter Health
4.09%, 08/15/48 (a)	65,000	74,310
Sysco Corp.
3.55%, 03/15/25 (a)	100,000	106,930
3.75%, 10/01/25 (a)	100,000	107,566
3.30%, 07/15/26 (a)	150,000	158,068
3.25%, 07/15/27 (a)	150,000	157,544
4.85%, 10/01/45 (a)	100,000	121,196
4.50%, 04/01/46 (a)	150,000	174,838
Takeda Pharmaceutical Co., Ltd.
4.00%, 11/26/21 (a)(h)	150,000	155,119
4.40%, 11/26/23 (a)(h)	200,000	215,071
5.00%, 11/26/28 (a)(h)	250,000	292,035
The Children’s Hospital Corp.
4.12%, 01/01/47 (a)	100,000	116,989
The Clorox Co.
3.50%, 12/15/24 (a)	250,000	265,839
The Coca-Cola Co.
1.55%, 09/01/21	200,000	199,393
3.30%, 09/01/21	200,000	205,120
2.20%, 05/25/22	500,000	506,057
3.20%, 11/01/23	250,000	263,187
2.88%, 10/27/25	100,000	104,979
2.25%, 09/01/26	562,000	570,655
The Estee Lauder Cos., Inc.
1.70%, 05/10/21 (a)	250,000	249,415
2.38%, 12/01/29 (a)	100,000	99,973
6.00%, 05/15/37	90,000	124,494
3.13%, 12/01/49 (a)	150,000	152,222
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Hershey Co.
3.38%, 05/15/23 (a)	250,000	262,097
2.45%, 11/15/29 (a)	100,000	100,652
3.13%, 11/15/49 (a)	100,000	101,846
The JM Smucker Co.
3.50%, 03/15/25	487,000	510,386
4.38%, 03/15/45	100,000	109,940
The Kroger Co.
2.95%, 11/01/21 (a)	250,000	254,212
2.80%, 08/01/22 (a)	250,000	254,365
2.65%, 10/15/26 (a)	150,000	150,608
4.50%, 01/15/29 (a)	300,000	337,884
5.40%, 07/15/40 (a)	200,000	233,096
5.00%, 04/15/42 (a)	100,000	112,009
4.45%, 02/01/47 (a)	150,000	160,514
4.65%, 01/15/48 (a)	150,000	165,358
The New York and Presbyterian Hospital
4.02%, 08/01/45	150,000	172,611
3.95%, 08/01/19 (a)	100,000	103,228
The Procter & Gamble Co.
1.85%, 02/02/21	250,000	250,234
1.70%, 11/03/21	250,000	250,411
2.15%, 08/11/22	150,000	151,712
2.70%, 02/02/26	250,000	259,697
2.45%, 11/03/26	241,000	248,134
3.50%, 10/25/47	100,000	113,635
The Toledo Hospital
5.33%, 11/15/28	150,000	161,534
Thermo Fisher Scientific, Inc.
3.00%, 04/15/23 (a)	200,000	205,606
4.15%, 02/01/24 (a)	283,000	303,754
2.95%, 09/19/26 (a)	150,000	154,442
2.60%, 10/01/29 (a)	150,000	148,894
5.30%, 02/01/44 (a)	195,000	251,753
Tyson Foods, Inc.
4.50%, 06/15/22 (a)	150,000	158,383
3.90%, 09/28/23 (a)	150,000	159,072
3.95%, 08/15/24 (a)	150,000	160,696
4.00%, 03/01/26 (a)	100,000	108,405
3.55%, 06/02/27 (a)	250,000	266,867
4.35%, 03/01/29 (a)	250,000	283,590
5.15%, 08/15/44 (a)	150,000	183,107
4.55%, 06/02/47 (a)	100,000	115,027
5.10%, 09/28/48 (a)	150,000	187,183
Unilever Capital Corp.
4.25%, 02/10/21	530,000	544,678
3.00%, 03/07/22	250,000	256,204
2.00%, 07/28/26	500,000	494,650
3.50%, 03/22/28 (a)	150,000	163,782
2.13%, 09/06/29 (a)	150,000	147,102
Whirlpool Corp.
4.85%, 06/15/21	150,000	155,839
3.70%, 05/01/25	100,000	105,273
4.50%, 06/01/46 (a)	100,000	105,124
Wyeth LLC
6.50%, 02/01/34	150,000	212,574
6.00%, 02/15/36	100,000	138,159
5.95%, 04/01/37	500,000	696,752
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22 (a)	150,000	153,134
3.70%, 03/19/23 (a)	250,000	260,637
4.45%, 08/15/45 (a)	150,000	161,842
Zoetis, Inc.
3.25%, 02/01/23 (a)	70,000	72,128
3.90%, 08/20/28 (a)	250,000	273,609

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.70%, 02/01/43 (a)	195,000	236,014
4.45%, 08/20/48 (a)	100,000	119,394
		130,783,164
Energy 2.2%
Apache Corp.
4.38%, 10/15/28 (a)	150,000	152,084
4.25%, 01/15/30 (a)	150,000	149,156
5.10%, 09/01/40 (a)	100,000	97,849
4.75%, 04/15/43 (a)	300,000	277,392
4.25%, 01/15/44 (a)	150,000	131,344
5.35%, 07/01/49 (a)	100,000	100,045
Baker Hughes a GE Co., LLC
5.13%, 09/15/40	150,000	175,094
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	200,000	203,271
3.34%, 12/15/27 (a)	200,000	207,224
4.08%, 12/15/47 (a)	200,000	205,645
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	350,000	377,303
BP Capital Markets America, Inc.
2.11%, 09/16/21 (a)	750,000	752,614
2.75%, 05/10/23	300,000	306,646
3.22%, 11/28/23 (a)	250,000	261,296
3.02%, 01/16/27 (a)	100,000	103,802
3.94%, 09/21/28 (a)	150,000	165,630
4.23%, 11/06/28 (a)	150,000	169,099
BP Capital Markets PLC
3.06%, 03/17/22	250,000	256,867
2.50%, 11/06/22	150,000	152,429
3.81%, 02/10/24	250,000	266,244
3.54%, 11/04/24	200,000	212,998
3.28%, 09/19/27 (a)	750,000	789,311
3.72%, 11/28/28 (a)	150,000	163,835
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	150,000	152,643
3.90%, 02/01/25 (a)	180,000	191,282
6.45%, 06/30/33	295,000	377,258
6.25%, 03/15/38	330,000	420,192
Cenovus Energy, Inc.
3.00%, 08/15/22 (a)	250,000	252,914
6.75%, 11/15/39	250,000	310,931
5.40%, 06/15/47 (a)	150,000	171,143
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	200,000	229,545
5.88%, 03/31/25 (a)	200,000	223,688
5.13%, 06/30/27 (a)	200,000	219,939
3.70%, 11/15/29 (a)(h)	200,000	202,296
Chevron Corp.
2.10%, 05/16/21 (a)	150,000	150,551
2.36%, 12/05/22 (a)	600,000	609,024
3.19%, 06/24/23 (a)	750,000	781,747
2.95%, 05/16/26 (a)	100,000	105,314
Cimarex Energy Co.
4.38%, 06/01/24 (a)	180,000	188,703
4.38%, 03/15/29 (a)	100,000	103,838
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	200,000	217,816
Concho Resources, Inc.
4.38%, 01/15/25 (a)	200,000	206,824
4.30%, 08/15/28 (a)	250,000	268,856
4.88%, 10/01/47 (a)	100,000	112,143
4.85%, 08/15/48 (a)	100,000	112,248
Security Rate, Maturity Date	Face Amount ($)	Value ($)
ConocoPhillips Co.
4.95%, 03/15/26 (a)	550,000	635,225
6.50%, 02/01/39	800,000	1,164,792
ConocoPhillips Holding Co.
6.95%, 04/15/29	100,000	135,460
Continental Resources, Inc.
5.00%, 09/15/22 (a)	137,000	138,165
4.50%, 04/15/23 (a)	250,000	260,827
4.38%, 01/15/28 (a)	250,000	259,907
4.90%, 06/01/44 (a)	100,000	101,974
Devon Energy Corp.
5.85%, 12/15/25 (a)	250,000	296,397
5.60%, 07/15/41 (a)	400,000	487,436
Diamondback Energy, Inc.
2.88%, 12/01/24 (a)(e)	200,000	199,805
5.38%, 05/31/25 (a)	300,000	315,642
3.25%, 12/01/26 (a)(e)	200,000	200,184
3.50%, 12/01/29 (a)(e)	150,000	149,759
Dominion Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	100,000	100,316
3.00%, 11/15/29 (a)	100,000	99,828
4.80%, 11/01/43 (a)	143,000	164,540
El Paso Pipeline Partners Operating Co., LLC
5.00%, 10/01/21 (a)	100,000	104,249
Enable Midstream Partners LP
4.95%, 05/15/28 (a)	300,000	300,994
4.15%, 09/15/29 (a)	150,000	140,409
Enbridge Energy Partners LP
4.20%, 09/15/21 (a)	145,000	149,628
5.50%, 09/15/40 (a)	180,000	215,172
7.38%, 10/15/45 (a)	100,000	149,260
Enbridge, Inc.
3.70%, 07/15/27 (a)	650,000	686,956
4.50%, 06/10/44 (a)	250,000	273,965
4.00%, 11/15/49 (a)	100,000	102,117
Encana Corp.
3.90%, 11/15/21 (a)	150,000	153,611
6.50%, 08/15/34	100,000	117,557
6.63%, 08/15/37	250,000	297,555
Energy Transfer Operating LP
4.65%, 06/01/21 (a)	250,000	256,641
3.60%, 02/01/23 (a)	150,000	153,430
5.88%, 01/15/24 (a)	250,000	276,029
4.05%, 03/15/25 (a)	150,000	156,002
5.50%, 06/01/27 (a)	150,000	166,289
4.95%, 06/15/28 (a)	150,000	161,889
5.25%, 04/15/29 (a)	150,000	165,785
4.90%, 03/15/35 (a)	230,000	237,976
5.80%, 06/15/38 (a)	150,000	169,561
6.50%, 02/01/42 (a)	125,000	146,335
5.15%, 03/15/45 (a)	250,000	255,594
6.13%, 12/15/45 (a)	265,000	300,262
6.00%, 06/15/48 (a)	150,000	171,311
6.25%, 04/15/49 (a)	250,000	296,271
Energy Transfer Partners LP
4.75%, 01/15/26 (a)	150,000	160,466
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (a)	200,000	212,524
Enterprise Products Operating LLC
3.50%, 02/01/22	200,000	206,243
3.35%, 03/15/23 (a)	150,000	155,023
3.90%, 02/15/24 (a)	195,000	206,920
3.75%, 02/15/25 (a)	230,000	244,547
3.70%, 02/15/26 (a)	250,000	265,187
3.95%, 02/15/27 (a)	150,000	161,449
4.15%, 10/16/28 (a)	250,000	274,865

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.13%, 10/15/39	350,000	457,289
4.85%, 08/15/42 (a)	100,000	114,686
4.85%, 03/15/44 (a)	150,000	171,796
5.10%, 02/15/45 (a)	300,000	355,953
4.90%, 05/15/46 (a)	750,000	870,127
4.20%, 01/31/50 (a)	250,000	268,529
5.25%, 08/16/77 (a)(c)	100,000	100,938
EOG Resources, Inc.
2.63%, 03/15/23 (a)	110,000	111,968
4.15%, 01/15/26 (a)	100,000	110,266
3.90%, 04/01/35 (a)	174,000	194,159
EQM Midstream Partners LP
4.75%, 07/15/23 (a)	250,000	244,220
5.50%, 07/15/28 (a)	150,000	138,185
6.50%, 07/15/48 (a)	100,000	85,301
EQT Corp.
3.00%, 10/01/22 (a)	350,000	337,361
3.90%, 10/01/27 (a)	100,000	87,237
Exxon Mobil Corp.
2.22%, 03/01/21 (a)	491,000	493,656
2.40%, 03/06/22 (a)	150,000	151,982
2.73%, 03/01/23 (a)	350,000	359,247
2.02%, 08/16/24 (a)	350,000	351,774
3.04%, 03/01/26 (a)	150,000	158,244
2.28%, 08/16/26 (a)	150,000	150,994
2.44%, 08/16/29 (a)	200,000	201,331
3.00%, 08/16/39 (a)	150,000	152,471
3.57%, 03/06/45 (a)	330,000	359,165
4.11%, 03/01/46 (a)	250,000	297,951
3.10%, 08/16/49 (a)	150,000	151,915
Halliburton Co.
3.50%, 08/01/23 (a)	100,000	103,747
3.80%, 11/15/25 (a)	350,000	369,736
4.85%, 11/15/35 (a)	150,000	166,290
6.70%, 09/15/38	100,000	132,219
7.45%, 09/15/39	200,000	286,777
4.75%, 08/01/43 (a)	100,000	108,826
5.00%, 11/15/45 (a)	330,000	369,293
Helmerich & Payne, Inc.
4.65%, 03/15/25 (a)	180,000	195,539
Hess Corp.
5.80%, 04/01/47 (a)	500,000	594,852
HollyFrontier Corp.
5.88%, 04/01/26 (a)	250,000	279,944
Husky Energy, Inc.
4.00%, 04/15/24 (a)	300,000	314,755
4.40%, 04/15/29 (a)	100,000	106,419
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (a)	150,000	152,118
3.95%, 09/01/22 (a)	250,000	259,996
4.30%, 05/01/24 (a)	296,000	315,421
5.80%, 03/15/35	150,000	176,990
6.95%, 01/15/38	330,000	429,404
4.70%, 11/01/42 (a)	195,000	203,865
5.40%, 09/01/44 (a)	195,000	221,834
Kinder Morgan, Inc.
3.15%, 01/15/23 (a)	150,000	153,307
4.30%, 06/01/25 (a)	195,000	210,417
7.75%, 01/15/32	150,000	206,930
5.30%, 12/01/34 (a)	250,000	286,872
5.55%, 06/01/45 (a)	330,000	388,186
5.05%, 02/15/46 (a)	200,000	221,470
5.20%, 03/01/48 (a)	100,000	115,235
Magellan Midstream Partners LP
5.15%, 10/15/43 (a)	250,000	291,806
4.85%, 02/01/49 (a)	150,000	173,066
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Marathon Oil Corp.
3.85%, 06/01/25 (a)	200,000	210,219
4.40%, 07/15/27 (a)	400,000	430,804
6.60%, 10/01/37	150,000	187,149
Marathon Petroleum Corp.
5.13%, 03/01/21	150,000	155,656
4.75%, 12/15/23 (a)	150,000	162,587
3.63%, 09/15/24 (a)	230,000	241,315
3.80%, 04/01/28 (a)	100,000	105,126
4.75%, 09/15/44 (a)	150,000	164,113
5.00%, 09/15/54 (a)	250,000	270,885
MPLX LP
3.50%, 12/01/22 (a)	250,000	256,515
4.88%, 12/01/24 (a)	500,000	541,247
5.25%, 01/15/25 (a)	150,000	157,599
4.00%, 03/15/28 (a)	150,000	154,043
4.80%, 02/15/29 (a)	150,000	162,762
4.50%, 04/15/38 (a)	150,000	150,309
5.20%, 03/01/47 (a)	200,000	209,831
4.70%, 04/15/48 (a)	200,000	198,004
5.50%, 02/15/49 (a)	250,000	274,636
4.90%, 04/15/58 (a)	100,000	98,856
National Fuel Gas Co.
3.95%, 09/15/27 (a)	100,000	101,699
4.75%, 09/01/28 (a)	100,000	105,841
National Oilwell Varco, Inc.
2.60%, 12/01/22 (a)	150,000	151,700
3.60%, 12/01/29 (a)	100,000	97,603
3.95%, 12/01/42 (a)	150,000	136,486
Newfield Exploration Co.
5.75%, 01/30/22	100,000	106,409
5.63%, 07/01/24	200,000	218,657
Noble Energy, Inc.
3.85%, 01/15/28 (a)	500,000	520,410
3.25%, 10/15/29 (a)	100,000	99,657
6.00%, 03/01/41 (a)	150,000	177,022
4.95%, 08/15/47 (a)	100,000	106,490
4.20%, 10/15/49 (a)	100,000	97,193
Occidental Petroleum Corp.
4.85%, 03/15/21 (a)	200,000	206,192
2.60%, 08/13/21	350,000	352,037
3.13%, 02/15/22 (a)	150,000	152,423
2.70%, 08/15/22	200,000	201,790
2.70%, 02/15/23 (a)	250,000	251,352
6.95%, 07/01/24	250,000	293,614
2.90%, 08/15/24 (a)	350,000	352,301
3.50%, 06/15/25 (a)	250,000	257,695
3.40%, 04/15/26 (a)	200,000	203,902
3.50%, 08/15/29 (a)	200,000	202,145
7.50%, 05/01/31	250,000	326,947
6.45%, 09/15/36	250,000	304,885
7.95%, 06/15/39	150,000	208,223
4.30%, 08/15/39 (a)	100,000	101,398
6.60%, 03/15/46 (a)	150,000	193,837
4.40%, 04/15/46 (a)	430,000	430,654
4.10%, 02/15/47 (a)	100,000	95,824
4.40%, 08/15/49 (a)	100,000	101,547
ONEOK Partners LP
4.90%, 03/15/25 (a)	150,000	164,088
6.65%, 10/01/36	250,000	310,799
6.13%, 02/01/41 (a)	150,000	180,714
ONEOK, Inc.
4.25%, 02/01/22 (a)	150,000	155,457
4.55%, 07/15/28 (a)	250,000	271,271
3.40%, 09/01/29 (a)	150,000	149,555
5.20%, 07/15/48 (a)	250,000	276,242
4.45%, 09/01/49 (a)	150,000	149,996

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	100,000	94,283
Phillips 66
4.30%, 04/01/22	150,000	157,898
3.90%, 03/15/28 (a)	250,000	272,327
4.65%, 11/15/34 (a)	150,000	176,552
4.88%, 11/15/44 (a)	350,000	426,688
Phillips 66 Partners LP
2.45%, 12/15/24 (a)	150,000	149,187
3.61%, 02/15/25 (a)	330,000	343,604
4.90%, 10/01/46 (a)	100,000	113,059
Pioneer Natural Resources Co.
3.95%, 07/15/22 (a)	150,000	155,864
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (a)	250,000	256,001
2.85%, 01/31/23 (a)	250,000	251,035
4.50%, 12/15/26 (a)	330,000	348,213
3.55%, 12/15/29 (a)	150,000	145,283
6.65%, 01/15/37	250,000	289,481
5.15%, 06/01/42 (a)	100,000	98,218
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (a)	500,000	514,507
5.75%, 05/15/24 (a)	380,000	422,921
5.88%, 06/30/26 (a)	200,000	229,105
5.00%, 03/15/27 (a)	500,000	548,167
4.20%, 03/15/28 (a)	150,000	158,096
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	200,000	210,795
Shell International Finance BV
1.88%, 05/10/21	250,000	250,080
1.75%, 09/12/21	250,000	249,574
2.25%, 01/06/23	250,000	252,031
3.40%, 08/12/23	150,000	157,631
3.50%, 11/13/23 (a)	250,000	263,722
2.00%, 11/07/24 (a)	100,000	99,635
3.25%, 05/11/25	330,000	347,959
2.88%, 05/10/26	150,000	155,312
2.50%, 09/12/26	150,000	151,854
3.88%, 11/13/28 (a)	250,000	278,336
2.38%, 11/07/29 (a)	200,000	198,156
6.38%, 12/15/38	500,000	728,197
3.63%, 08/21/42	330,000	354,621
4.55%, 08/12/43	150,000	182,744
4.38%, 05/11/45	330,000	397,501
4.00%, 05/10/46	330,000	379,714
3.75%, 09/12/46	200,000	221,788
3.13%, 11/07/49 (a)	100,000	100,076
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	150,000	163,226
Suncor Energy, Inc.
3.60%, 12/01/24 (a)	200,000	211,197
5.35%, 07/15/33	100,000	123,063
6.80%, 05/15/38	100,000	140,175
6.50%, 06/15/38	500,000	686,775
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (a)	150,000	152,429
4.25%, 04/01/24 (a)	750,000	784,916
5.40%, 10/01/47 (a)	500,000	527,312
TC PipeLines LP
4.38%, 03/13/25 (a)	150,000	159,648
Tennessee Gas Pipeline Co., LLC
7.00%, 10/15/28	400,000	509,712
The Williams Cos., Inc.
3.60%, 03/15/22 (a)	195,000	200,223
3.70%, 01/15/23 (a)	150,000	154,850
4.50%, 11/15/23 (a)	250,000	265,900
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.30%, 03/04/24 (a)	850,000	898,926
3.75%, 06/15/27 (a)	100,000	102,496
7.50%, 01/15/31	150,000	194,745
8.75%, 03/15/32	250,000	352,406
6.30%, 04/15/40	500,000	599,705
5.40%, 03/04/44 (a)	100,000	110,065
4.85%, 03/01/48 (a)	150,000	157,624
Total Capital Canada Ltd.
2.75%, 07/15/23	150,000	154,568
Total Capital International S.A.
2.75%, 06/19/21	250,000	253,562
2.88%, 02/17/22	350,000	357,752
3.75%, 04/10/24	100,000	107,046
2.43%, 01/10/25 (a)	150,000	151,986
3.46%, 02/19/29 (a)	100,000	108,368
2.83%, 01/10/30 (a)	200,000	205,926
3.46%, 07/12/49 (a)	200,000	213,906
Total Capital S.A.
4.25%, 12/15/21	200,000	209,645
3.88%, 10/11/28	150,000	167,558
TransCanada PipeLines Ltd.
2.50%, 08/01/22	250,000	252,579
4.88%, 01/15/26 (a)	200,000	224,071
4.25%, 05/15/28 (a)	400,000	441,038
5.60%, 03/31/34	100,000	122,526
6.20%, 10/15/37	150,000	193,488
6.10%, 06/01/40	150,000	195,710
5.00%, 10/16/43 (a)	650,000	759,551
5.10%, 03/15/49 (a)	150,000	180,950
Valero Energy Corp.
3.40%, 09/15/26 (a)	500,000	519,232
4.00%, 04/01/29 (a)	150,000	161,317
6.63%, 06/15/37	100,000	132,416
4.90%, 03/15/45	230,000	261,719
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	165,008
Western Midstream Operating LP
4.00%, 07/01/22 (a)	150,000	152,642
3.95%, 06/01/25 (a)	330,000	324,659
4.50%, 03/01/28 (a)	150,000	143,537
5.30%, 03/01/48 (a)	100,000	83,933
5.50%, 08/15/48 (a)	100,000	86,190
		71,702,663
Industrial Other 0.1%
CBRE Services, Inc.
4.88%, 03/01/26 (a)	100,000	111,515
Cintas Corp. No 2
3.25%, 06/01/22 (a)	100,000	103,097
3.70%, 04/01/27 (a)	500,000	543,710
Fluor Corp.
3.50%, 12/15/24 (a)	500,000	503,345
Massachusetts Institute of Technology
5.60%, 07/01/11	150,000	244,006
4.68%, 07/01/14	100,000	136,075
President & Fellows of Harvard College
3.15%, 07/15/46 (a)	100,000	107,024
3.30%, 07/15/56 (a)	100,000	109,954
Steelcase, Inc.
5.13%, 01/18/29 (a)	100,000	112,865
The George Washington University
4.13%, 09/15/48 (a)	150,000	177,390
The Georgetown University
4.32%, 04/01/49 (a)	50,000	61,425
5.22%, 10/01/18 (a)	50,000	67,689

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Leland Stanford Junior University
3.65%, 05/01/48 (a)	100,000	115,760
Trustees of Boston College
3.13%, 07/01/52	150,000	150,820
University of Southern California
3.03%, 10/01/39	100,000	103,129
3.84%, 10/01/47 (a)	150,000	177,723
William Marsh Rice University
3.57%, 05/15/45	200,000	221,570
		3,047,097
Technology 2.1%
Adobe, Inc.
3.25%, 02/01/25 (a)	250,000	263,147
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	250,000	262,789
Alphabet, Inc.
3.38%, 02/25/24	445,000	472,683
2.00%, 08/15/26 (a)	200,000	199,805
Amphenol Corp.
3.20%, 04/01/24 (a)	100,000	103,781
2.80%, 02/15/30 (a)	150,000	149,123
Analog Devices, Inc.
3.13%, 12/05/23 (a)	500,000	515,030
3.90%, 12/15/25 (a)	150,000	161,180
3.50%, 12/05/26 (a)	100,000	105,572
Apple, Inc.
2.25%, 02/23/21 (a)	550,000	552,951
2.85%, 05/06/21	480,000	487,219
1.55%, 08/04/21 (a)	250,000	249,211
2.15%, 02/09/22	100,000	100,810
2.50%, 02/09/22 (a)	200,000	203,185
2.30%, 05/11/22 (a)	150,000	151,730
2.70%, 05/13/22	850,000	868,670
2.40%, 01/13/23 (a)	250,000	253,816
2.85%, 02/23/23 (a)	150,000	154,176
2.40%, 05/03/23	580,000	589,219
3.00%, 02/09/24 (a)	250,000	259,924
3.45%, 05/06/24	200,000	212,515
2.50%, 02/09/25	539,000	550,758
3.20%, 05/13/25	250,000	264,029
3.25%, 02/23/26 (a)	80,000	85,052
2.45%, 08/04/26 (a)	150,000	152,618
2.05%, 09/11/26 (a)	200,000	198,014
3.35%, 02/09/27 (a)	600,000	642,228
3.20%, 05/11/27 (a)	150,000	159,343
3.00%, 06/20/27 (a)	300,000	316,032
2.90%, 09/12/27 (a)	500,000	522,170
2.20%, 09/11/29 (a)	200,000	197,231
4.50%, 02/23/36 (a)	200,000	245,163
3.85%, 05/04/43	480,000	540,374
4.45%, 05/06/44	150,000	183,612
3.45%, 02/09/45	250,000	266,899
4.38%, 05/13/45	200,000	242,706
4.65%, 02/23/46 (a)	500,000	631,532
4.25%, 02/09/47 (a)	195,000	233,190
3.75%, 09/12/47 (a)	250,000	279,696
3.75%, 11/13/47 (a)	500,000	560,715
2.95%, 09/11/49 (a)	100,000	97,713
Applied Materials, Inc.
3.90%, 10/01/25 (a)	250,000	272,704
3.30%, 04/01/27 (a)	150,000	159,688
5.10%, 10/01/35 (a)	150,000	191,761
4.35%, 04/01/47 (a)	150,000	182,968
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	250,000	253,941
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Autodesk, Inc.
4.38%, 06/15/25 (a)	200,000	217,590
Avnet, Inc.
4.88%, 12/01/22	100,000	106,258
Baidu, Inc.
3.88%, 09/29/23 (a)	200,000	208,174
4.13%, 06/30/25	500,000	532,610
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (a)	400,000	404,768
2.65%, 01/15/23 (a)	150,000	150,173
3.63%, 01/15/24 (a)	250,000	257,491
3.13%, 01/15/25 (a)	500,000	500,447
3.88%, 01/15/27 (a)	550,000	561,973
3.50%, 01/15/28 (a)	250,000	247,756
Broadcom, Inc.
3.13%, 04/15/21 (h)	350,000	353,845
3.13%, 10/15/22 (h)	300,000	305,245
3.63%, 10/15/24 (a)(h)	200,000	205,708
4.25%, 04/15/26 (a)(h)	250,000	262,056
4.75%, 04/15/29 (a)(h)	350,000	374,479
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	104,453
Cisco Systems, Inc.
2.20%, 02/28/21	300,000	301,452
2.20%, 09/20/23 (a)	150,000	151,615
3.50%, 06/15/25	762,000	820,990
2.95%, 02/28/26	200,000	210,242
5.90%, 02/15/39	100,000	141,481
5.50%, 01/15/40	450,000	617,137
Citrix Systems, Inc.
4.50%, 12/01/27 (a)	100,000	108,715
Corning, Inc.
5.35%, 11/15/48 (a)	250,000	314,392
3.90%, 11/15/49 (a)	100,000	101,668
4.38%, 11/15/57 (a)	100,000	99,600
5.45%, 11/15/79 (a)	150,000	164,510
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (a)(h)	650,000	669,334
5.45%, 06/15/23 (a)(h)	500,000	541,662
4.00%, 07/15/24 (a)(h)	150,000	156,692
6.02%, 06/15/26 (a)(h)	530,000	606,248
4.90%, 10/01/26 (a)(h)	150,000	163,286
5.30%, 10/01/29 (a)(h)	250,000	277,159
8.10%, 07/15/36 (a)(h)	250,000	323,834
8.35%, 07/15/46 (a)(h)	270,000	363,281
DXC Technology Co.
4.75%, 04/15/27 (a)	100,000	105,405
Equifax, Inc.
2.60%, 12/01/24 (a)	300,000	301,167
Equinix, Inc.
2.63%, 11/18/24 (a)	150,000	150,381
5.88%, 01/15/26 (a)	200,000	212,414
2.90%, 11/18/26 (a)	100,000	99,979
5.38%, 05/15/27 (a)	150,000	162,984
3.20%, 11/18/29 (a)	200,000	200,689
Fidelity National Information Services, Inc.
3.50%, 04/15/23 (a)	150,000	156,113
5.00%, 10/15/25 (a)	92,000	105,586
3.00%, 08/15/26 (a)	200,000	206,479
4.25%, 05/15/28 (a)	250,000	279,755
4.75%, 05/15/48 (a)	150,000	182,956
Fiserv, Inc.
4.75%, 06/15/21	150,000	156,083
3.80%, 10/01/23 (a)	150,000	158,327
2.75%, 07/01/24 (a)	250,000	254,307
3.85%, 06/01/25 (a)	100,000	106,803

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.20%, 07/01/26 (a)	250,000	259,377
4.20%, 10/01/28 (a)	250,000	276,690
3.50%, 07/01/29 (a)	400,000	420,588
4.40%, 07/01/49 (a)	250,000	280,195
Flex Ltd.
4.75%, 06/15/25 (a)	200,000	218,069
Genpact Luxembourg Sarl
3.70%, 04/01/22 (a)(f)(g)	100,000	101,624
Global Payments, Inc.
3.80%, 04/01/21 (a)	200,000	204,016
Global Payments, Inc.
3.75%, 06/01/23 (a)	100,000	104,534
2.65%, 02/15/25 (a)	150,000	150,964
4.45%, 06/01/28 (a)	100,000	110,485
3.20%, 08/15/29 (a)	200,000	203,113
4.15%, 08/15/49 (a)	100,000	105,472
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (a)	350,000	370,144
2.25%, 04/01/23 (a)	150,000	149,841
4.90%, 10/15/25 (a)	350,000	388,362
6.35%, 10/15/45 (a)	262,000	313,753
HP, Inc.
4.05%, 09/15/22	400,000	418,262
6.00%, 09/15/41	150,000	166,972
IBM Credit LLC
2.65%, 02/05/21	150,000	151,286
Intel Corp.
1.70%, 05/19/21 (a)	250,000	249,841
3.30%, 10/01/21	263,000	270,115
2.70%, 12/15/22	150,000	153,583
2.88%, 05/11/24 (a)	600,000	622,374
3.70%, 07/29/25 (a)	350,000	378,882
2.60%, 05/19/26 (a)	150,000	153,867
4.00%, 12/15/32	150,000	173,638
4.80%, 10/01/41	195,000	244,880
4.10%, 05/19/46 (a)	550,000	639,529
3.73%, 12/08/47 (a)	150,000	165,964
3.25%, 11/15/49 (a)	200,000	204,051
International Business Machines Corp.
2.25%, 02/19/21	330,000	331,460
2.50%, 01/27/22	150,000	151,691
2.85%, 05/13/22	350,000	356,982
3.38%, 08/01/23	200,000	208,809
3.63%, 02/12/24	200,000	211,556
3.00%, 05/15/24	350,000	362,245
3.45%, 02/19/26	300,000	319,792
3.30%, 05/15/26	650,000	685,087
3.30%, 01/27/27	500,000	531,470
6.22%, 08/01/27	230,000	288,406
3.50%, 05/15/29	550,000	593,274
4.15%, 05/15/39	150,000	170,367
5.60%, 11/30/39	150,000	198,846
4.70%, 02/19/46	250,000	302,115
4.25%, 05/15/49	400,000	459,104
Jabil, Inc.
4.70%, 09/15/22	200,000	211,773
Juniper Networks, Inc.
4.50%, 03/15/24	200,000	216,423
3.75%, 08/15/29 (a)	150,000	155,076
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	166,447
KLA Corp.
4.65%, 11/01/24 (a)	230,000	252,855
5.00%, 03/15/49 (a)	100,000	122,804
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Lam Research Corp.
2.80%, 06/15/21 (a)	100,000	101,231
3.80%, 03/15/25 (a)	330,000	352,188
4.00%, 03/15/29 (a)	150,000	165,509
4.88%, 03/15/49 (a)	100,000	124,562
Marvell Technology Group Ltd.
4.88%, 06/22/28 (a)	100,000	112,315
Maxim Integrated Products, Inc.
3.45%, 06/15/27 (a)	100,000	103,813
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	200,000	210,620
Micron Technology, Inc.
4.98%, 02/06/26 (a)	250,000	275,314
4.19%, 02/15/27 (a)	150,000	157,837
4.66%, 02/15/30 (a)	150,000	160,211
Microsoft Corp.
4.00%, 02/08/21	150,000	154,067
1.55%, 08/08/21 (a)	850,000	847,509
2.40%, 02/06/22 (a)	250,000	253,517
2.38%, 02/12/22 (a)	300,000	304,080
2.65%, 11/03/22 (a)	150,000	153,621
2.38%, 05/01/23 (a)	150,000	152,538
2.00%, 08/08/23 (a)	500,000	503,005
2.88%, 02/06/24 (a)	250,000	259,627
2.70%, 02/12/25 (a)	250,000	258,427
3.13%, 11/03/25 (a)	330,000	349,684
2.40%, 08/08/26 (a)	250,000	254,841
3.30%, 02/06/27 (a)	250,000	269,226
3.50%, 02/12/35 (a)	250,000	277,679
3.45%, 08/08/36 (a)	500,000	551,322
4.10%, 02/06/37 (a)	300,000	355,719
4.50%, 10/01/40	750,000	940,121
3.75%, 05/01/43 (a)	150,000	170,533
3.75%, 02/12/45 (a)	350,000	400,158
4.45%, 11/03/45 (a)	350,000	441,275
3.70%, 08/08/46 (a)	1,124,000	1,284,648
4.25%, 02/06/47 (a)	100,000	124,316
4.00%, 02/12/55 (a)	250,000	299,445
4.75%, 11/03/55 (a)	100,000	134,739
3.95%, 08/08/56 (a)	250,000	295,905
4.50%, 02/06/57 (a)	250,000	324,776
Motorola Solutions, Inc.
3.75%, 05/15/22	85,000	88,115
3.50%, 03/01/23	180,000	185,699
4.60%, 02/23/28 (a)	150,000	162,452
4.60%, 05/23/29 (a)	150,000	164,144
NetApp, Inc.
3.38%, 06/15/21 (a)	230,000	233,996
NVIDIA Corp.
2.20%, 09/16/21 (a)	180,000	180,599
3.20%, 09/16/26 (a)	100,000	104,952
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(h)	100,000	108,591
5.35%, 03/01/26 (a)(h)	250,000	281,036
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 06/18/29 (a)(h)	150,000	160,580
Oracle Corp.
1.90%, 09/15/21 (a)	500,000	500,300
2.50%, 05/15/22 (a)	350,000	354,832
2.50%, 10/15/22	250,000	254,272
2.63%, 02/15/23 (a)	500,000	509,767
3.63%, 07/15/23	212,000	224,159
2.40%, 09/15/23 (a)	500,000	507,442
2.95%, 05/15/25 (a)	751,000	780,980
2.65%, 07/15/26 (a)	250,000	255,701
3.25%, 11/15/27 (a)	250,000	265,989

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.30%, 07/08/34 (a)	200,000	233,953
3.90%, 05/15/35 (a)	350,000	395,005
3.85%, 07/15/36 (a)	150,000	166,346
3.80%, 11/15/37 (a)	600,000	661,560
6.13%, 07/08/39	500,000	708,332
5.38%, 07/15/40	50,000	65,229
4.50%, 07/08/44 (a)	330,000	392,865
4.13%, 05/15/45 (a)	150,000	169,756
4.00%, 07/15/46 (a)	220,000	246,312
4.00%, 11/15/47 (a)	300,000	336,795
4.38%, 05/15/55 (a)	150,000	178,586
PayPal Holdings, Inc.
2.20%, 09/26/22	150,000	150,673
2.40%, 10/01/24 (a)	150,000	150,563
2.65%, 10/01/26 (a)	150,000	150,989
2.85%, 10/01/29 (a)	200,000	200,465
QUALCOMM, Inc.
3.00%, 05/20/22	500,000	512,190
2.60%, 01/30/23 (a)	150,000	152,468
2.90%, 05/20/24 (a)	150,000	154,460
3.25%, 05/20/27 (a)	350,000	367,479
4.65%, 05/20/35 (a)	300,000	358,017
4.80%, 05/20/45 (a)	150,000	180,511
4.30%, 05/20/47 (a)	150,000	170,168
salesforce.com, Inc.
3.70%, 04/11/28 (a)	300,000	329,523
Seagate HDD Cayman
4.75%, 06/01/23	150,000	158,207
4.75%, 01/01/25	150,000	158,571
4.88%, 06/01/27 (a)	250,000	265,311
Texas Instruments, Inc.
2.75%, 03/12/21 (a)	150,000	151,772
1.85%, 05/15/22 (a)	151,000	151,285
2.25%, 09/04/29 (a)	100,000	98,648
3.88%, 03/15/39 (a)	150,000	171,692
4.15%, 05/15/48 (a)	150,000	181,646
Trimble, Inc.
4.15%, 06/15/23 (a)	150,000	156,791
4.90%, 06/15/28 (a)	100,000	110,116
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	100,000	104,776
3.13%, 08/15/27 (a)	100,000	103,130
Tyco Electronics Group SA
3.70%, 02/15/26 (a)	100,000	106,117
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	150,000	161,796
4.13%, 03/15/29 (a)	150,000	164,081
VMware, Inc.
2.95%, 08/21/22 (a)	150,000	152,837
3.90%, 08/21/27 (a)	200,000	210,206
Xilinx, Inc.
2.95%, 06/01/24 (a)	100,000	102,741
		67,049,430
Transportation 0.6%
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/27	381,758	395,719
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	171,015	175,749
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 02/15/29	131,438	139,134
Burlington Northern Santa Fe LLC
3.45%, 09/15/21 (a)	150,000	153,655
3.05%, 03/15/22 (a)	300,000	306,897
3.00%, 03/15/23 (a)	150,000	154,452
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.20%, 08/15/36	150,000	210,085
5.75%, 05/01/40 (a)	100,000	136,032
5.15%, 09/01/43 (a)	100,000	129,113
4.90%, 04/01/44 (a)	100,000	126,527
4.15%, 04/01/45 (a)	100,000	115,481
3.90%, 08/01/46 (a)	250,000	279,040
4.05%, 06/15/48 (a)	600,000	689,670
4.15%, 12/15/48 (a)	500,000	588,437
3.55%, 02/15/50 (a)	150,000	160,459
Canadian National Railway Co.
2.75%, 03/01/26 (a)	450,000	465,057
6.90%, 07/15/28	150,000	200,054
3.20%, 08/02/46 (a)	150,000	158,142
4.45%, 01/20/49 (a)	150,000	190,573
Canadian Pacific Railway Co.
2.90%, 02/01/25 (a)	150,000	154,295
4.00%, 06/01/28 (a)	150,000	167,351
4.80%, 09/15/35 (a)	300,000	361,839
4.80%, 08/01/45 (a)	150,000	191,116
Continental Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/24	102,012	107,801
CSX Corp.
3.40%, 08/01/24 (a)	150,000	158,210
3.35%, 11/01/25 (a)	100,000	105,952
4.25%, 03/15/29 (a)	150,000	169,514
2.40%, 02/15/30 (a)	150,000	147,373
6.22%, 04/30/40	1,000,000	1,378,305
4.75%, 11/15/48 (a)	100,000	122,681
4.50%, 03/15/49 (a)	150,000	177,104
3.95%, 05/01/50 (a)	100,000	109,167
Delta Air Lines, Inc.
3.63%, 03/15/22 (a)	200,000	204,819
2.90%, 10/28/24 (a)	200,000	198,260
3.75%, 10/28/29 (a)	200,000	197,732
FedEx Corp.
2.63%, 08/01/22	150,000	151,915
3.25%, 04/01/26 (a)	250,000	260,361
3.30%, 03/15/27 (a)	250,000	258,240
3.40%, 02/15/28 (a)	150,000	154,448
3.10%, 08/05/29 (a)	100,000	99,924
4.90%, 01/15/34	150,000	172,294
3.88%, 08/01/42	150,000	146,674
4.10%, 02/01/45	500,000	495,452
4.75%, 11/15/45 (a)	100,000	107,964
4.40%, 01/15/47 (a)	100,000	102,651
4.95%, 10/17/48 (a)	150,000	166,901
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	150,000	161,095
JetBlue 2019-1 Class AA Pass Through Trust
2.75%, 05/15/32	200,000	203,528
Kansas City Southern
4.70%, 05/01/48 (a)	150,000	178,514
4.20%, 11/15/69 (a)	100,000	102,577
Latam Airlines 2015-1 Pass-Through Trust A
4.20%, 11/15/27	195,171	201,524
Norfolk Southern Corp.
2.90%, 02/15/23 (a)	150,000	153,446
3.15%, 06/01/27 (a)	300,000	314,547
2.55%, 11/01/29 (a)	100,000	99,769
3.95%, 10/01/42 (a)	330,000	360,556
4.65%, 01/15/46 (a)	150,000	179,481
4.15%, 02/28/48 (a)	100,000	113,120
4.10%, 05/15/49 (a)	100,000	112,852
3.40%, 11/01/49 (a)	100,000	100,550
4.05%, 08/15/52 (a)	150,000	167,228

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ryder System, Inc.
3.45%, 11/15/21 (a)	150,000	153,400
3.40%, 03/01/23 (a)	250,000	257,809
3.75%, 06/09/23 (a)	150,000	156,616
3.88%, 12/01/23 (a)	150,000	158,164
2.90%, 12/01/26 (a)	100,000	100,563
Southwest Airlines Co.
3.00%, 11/15/26 (a)	145,000	149,044
Union Pacific Corp.
4.00%, 02/01/21 (a)	200,000	203,704
4.16%, 07/15/22 (a)	362,000	380,772
3.65%, 02/15/24 (a)	500,000	528,037
3.95%, 09/10/28 (a)	250,000	277,159
4.38%, 09/10/38 (a)	150,000	173,103
3.55%, 08/15/39 (a)	100,000	104,943
4.05%, 11/15/45 (a)	700,000	766,976
4.50%, 09/10/48 (a)	150,000	180,283
4.30%, 03/01/49 (a)	100,000	116,407
3.80%, 10/01/51 (a)	150,000	162,550
4.38%, 11/15/65 (a)	300,000	333,690
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/26	112,649	120,149
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	134,170	136,659
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/30	143,671	149,484
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/31	100,000	108,556
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 05/01/32	100,000	100,233
United Parcel Service, Inc.
3.13%, 01/15/21	150,000	152,186
2.35%, 05/16/22 (a)	250,000	253,025
2.50%, 04/01/23 (a)	250,000	253,854
2.20%, 09/01/24 (a)	100,000	100,630
3.05%, 11/15/27 (a)	250,000	263,571
6.20%, 01/15/38	195,000	276,784
4.88%, 11/15/40 (a)	250,000	307,791
3.40%, 11/15/46 (a)	100,000	102,174
3.75%, 11/15/47 (a)	150,000	163,320
4.25%, 03/15/49 (a)	100,000	117,679
3.40%, 09/01/49 (a)	100,000	102,528
		20,203,249
		486,975,251

Utility 1.9%
Electric 1.7%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	250,000	274,385
4.15%, 05/01/49 (a)	100,000	115,240
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	150,000	164,528
3.80%, 06/15/49 (a)	100,000	111,129
Alabama Power Co.
3.85%, 12/01/42	150,000	163,951
3.70%, 12/01/47 (a)	450,000	487,476
Ameren Corp.
2.50%, 09/15/24 (a)	100,000	100,359
Ameren Illinois Co.
2.70%, 09/01/22 (a)	263,000	267,835
4.15%, 03/15/46 (a)	150,000	175,669
3.70%, 12/01/47 (a)	100,000	110,461
Security Rate, Maturity Date	Face Amount ($)	Value ($)
American Electric Power Co., Inc.
3.65%, 12/01/21	150,000	154,708
3.20%, 11/13/27 (a)	150,000	155,662
Appalachian Power Co.
4.60%, 03/30/21 (a)	150,000	154,357
4.50%, 03/01/49 (a)	100,000	119,528
Arizona Public Service Co.
4.50%, 04/01/42 (a)	300,000	352,389
4.25%, 03/01/49 (a)	100,000	115,609
Avangrid, Inc.
3.15%, 12/01/24 (a)	300,000	309,957
3.80%, 06/01/29 (a)	100,000	107,208
Baltimore Gas & Electric Co.
3.35%, 07/01/23 (a)	100,000	103,715
3.75%, 08/15/47 (a)	150,000	163,112
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (a)	600,000	613,986
3.25%, 04/15/28 (a)	350,000	369,215
6.13%, 04/01/36	98,000	136,442
4.45%, 01/15/49 (a)	500,000	597,775
Black Hills Corp.
3.15%, 01/15/27 (a)	100,000	102,356
4.35%, 05/01/33 (a)	150,000	167,631
3.88%, 10/15/49 (a)	100,000	102,424
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	257,000	256,780
3.00%, 02/01/27 (a)	150,000	155,225
4.50%, 04/01/44 (a)	250,000	304,981
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	250,000	250,370
2.95%, 03/01/30 (a)	100,000	99,422
3.70%, 09/01/49 (a)	100,000	100,442
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	150,000	156,001
3.38%, 09/15/29 (a)(h)	100,000	99,928
Commonwealth Edison Co.
2.95%, 08/15/27 (a)	250,000	260,661
3.80%, 10/01/42 (a)	150,000	164,496
4.60%, 08/15/43 (a)	100,000	122,048
4.35%, 11/15/45 (a)	100,000	119,402
3.65%, 06/15/46 (a)	100,000	107,852
4.00%, 03/01/48 (a)	150,000	171,080
4.00%, 03/01/49 (a)	150,000	171,931
3.20%, 11/15/49 (a)	100,000	100,572
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	200,000	224,265
5.30%, 03/01/35	230,000	288,722
5.85%, 03/15/36	150,000	198,377
4.20%, 03/15/42	500,000	568,255
4.45%, 03/15/44 (a)	230,000	270,324
4.50%, 12/01/45 (a)	150,000	179,306
3.85%, 06/15/46 (a)	100,000	109,295
4.13%, 05/15/49 (a)	100,000	114,961
4.63%, 12/01/54 (a)	100,000	121,433
4.00%, 11/15/57 (a)	100,000	109,482
Consolidated Edison, Inc.
2.00%, 05/15/21 (a)	100,000	99,987
Consumers Energy Co.
3.38%, 08/15/23 (a)	330,000	345,814
3.95%, 05/15/43 (a)	330,000	376,096
4.05%, 05/15/48 (a)	100,000	117,325
4.35%, 04/15/49 (a)	100,000	123,815
Dominion Energy South Carolina, Inc.
5.45%, 02/01/41 (a)	100,000	130,964
5.10%, 06/01/65 (a)	100,000	134,163

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Dominion Energy, Inc.
2.00%, 08/15/21 (a)	200,000	199,673
2.85%, 08/15/26 (a)	300,000	304,606
4.25%, 06/01/28 (a)	150,000	166,639
5.25%, 08/01/33	180,000	218,551
4.90%, 08/01/41 (a)	100,000	118,135
4.05%, 09/15/42 (a)	150,000	159,833
4.60%, 03/15/49 (a)	150,000	176,505
5.75%, 10/01/54 (a)(c)	250,000	271,039
DTE Electric Co.
3.75%, 08/15/47 (a)	150,000	168,016
4.05%, 05/15/48 (a)	100,000	117,390
3.95%, 03/01/49 (a)	150,000	174,658
DTE Energy Co.
2.25%, 11/01/22	250,000	249,712
3.70%, 08/01/23 (a)	250,000	261,224
2.85%, 10/01/26 (a)	400,000	404,726
3.40%, 06/15/29 (a)	100,000	103,534
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	150,000	168,091
2.45%, 08/15/29 (a)	150,000	150,742
6.45%, 10/15/32	230,000	318,564
6.05%, 04/15/38	250,000	350,417
5.30%, 02/15/40	150,000	195,566
4.25%, 12/15/41 (a)	55,000	63,721
3.75%, 06/01/45 (a)	150,000	163,864
3.70%, 12/01/47 (a)	150,000	164,074
3.95%, 03/15/48 (a)	100,000	113,084
Duke Energy Corp.
1.80%, 09/01/21 (a)	150,000	149,664
3.55%, 09/15/21 (a)	250,000	255,670
3.05%, 08/15/22 (a)	200,000	204,460
3.75%, 04/15/24 (a)	655,000	693,979
3.75%, 09/01/46 (a)	250,000	260,915
3.95%, 08/15/47 (a)	250,000	270,031
4.20%, 06/15/49 (a)	100,000	112,345
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	555,000	582,828
3.80%, 07/15/28 (a)	150,000	165,097
6.35%, 09/15/37	150,000	212,338
4.20%, 07/15/48 (a)	150,000	175,470
Duke Energy Indiana LLC
6.35%, 08/15/38	100,000	143,553
4.90%, 07/15/43 (a)	100,000	126,331
Duke Energy Ohio, Inc.
4.30%, 02/01/49 (a)	150,000	178,474
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	278,000	319,505
3.70%, 10/15/46 (a)	250,000	270,081
Edison International
2.40%, 09/15/22 (a)	100,000	99,226
3.55%, 11/15/24 (a)	100,000	100,768
4.13%, 03/15/28 (a)	100,000	101,624
El Paso Electric Co.
6.00%, 05/15/35	44,000	55,371
Emera US Finance LP
2.70%, 06/15/21 (a)	200,000	201,600
3.55%, 06/15/26 (a)	150,000	156,735
4.75%, 06/15/46 (a)	150,000	176,215
Enel Chile S.A.
4.88%, 06/12/28	100,000	109,972
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	200,000	213,322
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	400,000	399,980
3.25%, 04/01/28 (a)	350,000	370,128
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	100,000	111,996
Entergy Texas, Inc.
4.50%, 03/30/39 (a)	250,000	294,550
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	200,000	208,029
Evergy Metro, Inc.
4.20%, 03/15/48 (a)	300,000	353,071
Evergy, Inc.
2.90%, 09/15/29 (a)	250,000	249,196
Eversource Energy
2.75%, 03/15/22 (a)	200,000	202,945
3.15%, 01/15/25 (a)	330,000	341,062
3.30%, 01/15/28 (a)	100,000	104,031
Exelon Corp.
3.95%, 06/15/25 (a)	250,000	268,874
4.95%, 06/15/35 (a)(h)	230,000	269,302
5.63%, 06/15/35	500,000	631,425
Exelon Generation Co. LLC
4.25%, 06/15/22 (a)	150,000	156,541
Exelon Generation Co., LLC
3.40%, 03/15/22 (a)	500,000	512,645
6.25%, 10/01/39	162,000	201,942
FirstEnergy Corp.
3.90%, 07/15/27 (a)	500,000	536,275
7.38%, 11/15/31	250,000	352,044
4.85%, 07/15/47 (a)	150,000	179,123
Florida Power & Light Co.
5.69%, 03/01/40	300,000	413,125
5.25%, 02/01/41 (a)	350,000	459,597
4.05%, 06/01/42 (a)	350,000	405,237
3.15%, 10/01/49 (a)	100,000	102,367
Fortis, Inc.
3.06%, 10/04/26 (a)	155,000	159,273
Georgia Power Co.
2.85%, 05/15/22	150,000	152,719
2.65%, 09/15/29 (a)	150,000	148,444
4.30%, 03/15/42	150,000	165,402
4.30%, 03/15/43	100,000	109,554
Gulf Power Co.
3.30%, 05/30/27 (a)	450,000	476,629
Indiana Michigan Power Co.
3.75%, 07/01/47 (a)	100,000	107,828
Interstate Power & Light Co.
3.25%, 12/01/24 (a)	100,000	104,554
6.25%, 07/15/39	150,000	202,506
3.50%, 09/30/49 (a)	100,000	100,852
ITC Holdings Corp.
2.70%, 11/15/22 (a)	200,000	202,628
3.25%, 06/30/26 (a)	100,000	103,557
Kentucky Utilities Co.
4.38%, 10/01/45 (a)	100,000	117,898
Louisville Gas & Electric Co.
4.25%, 04/01/49 (a)	150,000	176,796
MidAmerican Energy Co.
4.80%, 09/15/43 (a)	100,000	125,303
3.95%, 08/01/47 (a)	150,000	172,810
3.65%, 08/01/48 (a)	150,000	165,409
4.25%, 07/15/49 (a)	150,000	182,422
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (a)	850,000	858,729
4.02%, 11/01/32 (a)	150,000	171,390
4.40%, 11/01/48 (a)	150,000	181,756
4.30%, 03/15/49 (a)	100,000	120,518

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Nevada Power Co.
3.70%, 05/01/29 (a)	250,000	273,187
6.75%, 07/01/37	100,000	144,460
NextEra Energy Capital Holdings, Inc.
2.40%, 09/01/21	200,000	201,245
3.20%, 02/25/22	150,000	153,670
3.15%, 04/01/24 (a)	250,000	258,611
3.25%, 04/01/26 (a)	100,000	104,570
3.55%, 05/01/27 (a)	100,000	106,851
3.50%, 04/01/29 (a)	150,000	159,085
2.75%, 11/01/29 (a)	150,000	149,576
4.80%, 12/01/77 (a)(c)	100,000	102,546
Northern States Power Co.
4.00%, 08/15/45 (a)	150,000	172,136
3.60%, 05/15/46 (a)	150,000	163,315
3.60%, 09/15/47 (a)	500,000	547,060
NSTAR Electric Co.
5.50%, 03/15/40	300,000	394,768
Oglethorpe Power Corp.
5.38%, 11/01/40	200,000	244,557
Ohio Power Co.
4.00%, 06/01/49 (a)	150,000	173,350
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	250,000	273,060
Oncor Electric Delivery Co., LLC
7.00%, 05/01/32	115,000	165,078
4.55%, 12/01/41 (a)	480,000	581,983
3.80%, 06/01/49 (a)	100,000	113,291
3.10%, 09/15/49 (a)	150,000	150,909
PacifiCorp
3.85%, 06/15/21 (a)	150,000	154,130
3.50%, 06/15/29 (a)	150,000	162,943
6.00%, 01/15/39	330,000	458,692
4.13%, 01/15/49 (a)	150,000	174,000
4.15%, 02/15/50 (a)	100,000	117,324
PECO Energy Co.
4.15%, 10/01/44 (a)	150,000	174,951
3.90%, 03/01/48 (a)	150,000	170,161
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	150,000	158,720
4.15%, 03/15/43 (a)	100,000	113,618
PPL Capital Funding, Inc.
3.40%, 06/01/23 (a)	474,000	488,161
3.10%, 05/15/26 (a)	250,000	255,451
4.00%, 09/15/47 (a)	150,000	156,583
PPL Electric Utilities Corp.
4.13%, 06/15/44 (a)	100,000	115,033
3.95%, 06/01/47 (a)	150,000	169,045
4.15%, 06/15/48 (a)	100,000	116,436
Progress Energy, Inc.
3.15%, 04/01/22 (a)	250,000	255,180
7.75%, 03/01/31	150,000	212,745
PSEG Power LLC
3.00%, 06/15/21 (a)	400,000	404,694
8.63%, 04/15/31 (b)	180,000	253,764
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	300,000	331,236
4.30%, 03/15/44 (a)	40,000	47,580
3.20%, 03/01/50 (a)	100,000	102,419
Public Service Co. of New Hampshire
3.60%, 07/01/49 (a)	150,000	164,439
Public Service Electric & Gas Co.
1.90%, 03/15/21 (a)	150,000	150,124
3.95%, 05/01/42 (a)	150,000	169,846
3.80%, 03/01/46 (a)	150,000	169,114
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.60%, 12/01/47 (a)	100,000	109,312
3.85%, 05/01/49 (a)	150,000	171,847
Public Service Enterprise Group, Inc.
2.00%, 11/15/21 (a)	200,000	199,814
Puget Sound Energy, Inc.
6.27%, 03/15/37	362,000	499,656
4.22%, 06/15/48 (a)	100,000	117,921
San Diego Gas & Electric Co.
3.00%, 08/15/21	150,000	152,266
2.50%, 05/15/26 (a)	150,000	150,206
4.50%, 08/15/40	100,000	114,760
4.10%, 06/15/49 (a)	100,000	112,163
Sempra Energy
3.55%, 06/15/24 (a)	150,000	156,854
Southern California Edison Co.
3.88%, 06/01/21 (a)	300,000	306,454
3.40%, 06/01/23 (a)	100,000	103,178
3.50%, 10/01/23 (a)	300,000	311,083
3.65%, 03/01/28 (a)	250,000	265,930
5.55%, 01/15/37	150,000	181,955
5.50%, 03/15/40	100,000	122,821
4.50%, 09/01/40 (a)	150,000	166,543
3.90%, 03/15/43 (a)	150,000	155,273
4.65%, 10/01/43 (a)	150,000	171,855
4.00%, 04/01/47 (a)	250,000	263,601
4.13%, 03/01/48 (a)	250,000	268,840
4.88%, 03/01/49 (a)	100,000	119,531
Southern Power Co.
4.15%, 12/01/25 (a)	150,000	162,298
5.25%, 07/15/43	50,000	57,612
4.95%, 12/15/46 (a)	100,000	112,827
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	150,000	150,632
3.90%, 04/01/45 (a)	200,000	211,966
3.85%, 02/01/48 (a)	150,000	158,272
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	176,965
3.40%, 08/15/46 (a)	150,000	156,751
Tampa Electric Co.
4.30%, 06/15/48 (a)	250,000	293,887
The Southern Co.
2.35%, 07/01/21 (a)	500,000	502,212
2.95%, 07/01/23 (a)	250,000	255,389
4.25%, 07/01/36 (a)	150,000	164,058
4.40%, 07/01/46 (a)	250,000	281,581
Tucson Electric Power Co.
4.85%, 12/01/48 (a)	100,000	125,253
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	163,203
4.00%, 04/01/48 (a)	250,000	286,389
Virginia Electric & Power Co.
3.45%, 09/01/22 (a)	350,000	362,728
2.88%, 07/15/29 (a)	250,000	256,844
6.00%, 05/15/37	300,000	410,299
8.88%, 11/15/38	150,000	254,318
3.80%, 09/15/47 (a)	150,000	163,365
4.60%, 12/01/48 (a)	150,000	185,104
WEC Energy Group, Inc.
3.38%, 06/15/21	100,000	102,007
3.10%, 03/08/22	100,000	102,361
Westar Energy, Inc.
4.13%, 03/01/42 (a)	100,000	113,487
Wisconsin Electric Power Co.
4.30%, 10/15/48 (a)	100,000	119,327

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Wisconsin Public Service Corp.
3.67%, 12/01/42	250,000	269,820
Xcel Energy, Inc.
2.40%, 03/15/21 (a)	195,000	195,880
2.60%, 03/15/22 (a)	150,000	151,780
3.50%, 12/01/49 (a)	100,000	101,608
		53,649,065
Natural Gas 0.1%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	125,000	126,741
4.13%, 10/15/44 (a)	300,000	349,986
4.13%, 03/15/49 (a)	100,000	116,852
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	250,000	271,750
NiSource, Inc.
3.49%, 05/15/27 (a)	150,000	157,324
5.25%, 02/15/43 (a)	195,000	237,202
4.80%, 02/15/44 (a)	409,000	478,530
ONE Gas, Inc.
4.66%, 02/01/44 (a)	100,000	121,500
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	150,000	160,900
3.64%, 11/01/46 (a)	100,000	102,655
Sempra Energy
2.90%, 02/01/23 (a)	250,000	254,501
3.75%, 11/15/25 (a)	150,000	158,885
3.25%, 06/15/27 (a)	100,000	102,797
3.40%, 02/01/28 (a)	200,000	207,220
3.80%, 02/01/38 (a)	150,000	154,803
4.00%, 02/01/48 (a)	150,000	157,124
Southern California Gas Co.
3.15%, 09/15/24 (a)	50,000	52,477
2.60%, 06/15/26 (a)	230,000	231,947
3.75%, 09/15/42 (a)	150,000	161,312
3.95%, 02/15/50 (a)	100,000	112,582
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	150,000	150,531
5.88%, 03/15/41 (a)	150,000	194,568
4.40%, 06/01/43 (a)	75,000	83,750
3.95%, 10/01/46 (a)	150,000	157,939
Washington Gas Light Co.
3.80%, 09/15/46 (a)	100,000	105,034
		4,408,910
Utility Other 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	157,666
3.75%, 09/01/28 (a)	100,000	108,887
3.45%, 06/01/29 (a)	100,000	106,674
3.75%, 09/01/47 (a)	600,000	649,368
Aqua America, Inc.
3.57%, 05/01/29 (a)	100,000	106,675
4.28%, 05/01/49 (a)	100,000	113,458
		1,242,728
		59,300,703
Total Corporates
(Cost $748,257,744)		796,301,621

Treasuries 39.5% of net assets
Bonds
7.88%, 02/15/21	250,000	268,315
8.13%, 05/15/21	250,000	273,350
Security Rate, Maturity Date	Face Amount ($)	Value ($)
8.13%, 08/15/21	400,000	443,305
7.63%, 11/15/22	327,600	384,380
7.13%, 02/15/23 (b)	1,000,000	1,171,836
6.25%, 08/15/23	775,000	903,632
7.50%, 11/15/24	300,000	383,391
7.63%, 02/15/25	550,000	713,324
6.88%, 08/15/25	500,000	641,152
6.00%, 02/15/26 (b)	1,310,800	1,642,647
6.75%, 08/15/26	250,000	329,609
6.50%, 11/15/26	655,300	860,849
6.63%, 02/15/27 (b)	1,196,400	1,593,362
6.38%, 08/15/27	743,300	991,899
6.13%, 11/15/27 (b)	1,509,500	2,002,328
5.50%, 08/15/28 (b)	480,000	624,488
5.25%, 11/15/28	688,100	886,359
5.25%, 02/15/29	6,795,300	8,805,222
6.13%, 08/15/29	600,000	832,922
6.25%, 05/15/30	750,000	1,069,277
5.38%, 02/15/31	1,760,000	2,397,725
4.50%, 02/15/36	3,608,700	4,890,634
4.75%, 02/15/37	830,000	1,168,679
5.00%, 05/15/37	1,720,000	2,491,581
4.38%, 02/15/38	877,600	1,194,496
4.50%, 05/15/38	810,000	1,120,711
3.50%, 02/15/39	705,300	866,803
4.25%, 05/15/39	929,500	1,254,389
4.50%, 08/15/39	823,300	1,146,574
4.38%, 11/15/39	1,575,900	2,164,646
4.63%, 02/15/40 (b)	1,548,600	2,196,592
4.38%, 05/15/40	1,852,000	2,552,143
3.88%, 08/15/40 (b)	3,109,100	4,025,799
4.25%, 11/15/40	2,773,600	3,771,446
4.75%, 02/15/41 (b)	2,950,000	4,274,734
4.38%, 05/15/41	2,313,700	3,204,294
3.75%, 08/15/41	2,703,600	3,451,948
3.13%, 11/15/41	3,131,600	3,657,856
3.13%, 02/15/42	2,230,900	2,607,364
3.00%, 05/15/42	2,305,300	2,642,990
2.75%, 08/15/42	3,418,100	3,766,586
2.75%, 11/15/42	3,210,800	3,538,904
3.13%, 02/15/43	3,832,900	4,487,787
2.88%, 05/15/43	11,672,800	13,134,636
3.63%, 08/15/43	4,692,900	5,940,918
3.75%, 11/15/43 (b)	5,452,900	7,041,483
3.63%, 02/15/44	5,462,900	6,934,042
3.38%, 05/15/44	5,543,600	6,781,815
3.13%, 08/15/44	5,538,200	6,516,904
3.00%, 11/15/44	4,153,600	4,792,216
2.50%, 02/15/45 (b)	5,207,000	5,503,962
3.00%, 05/15/45	4,268,600	4,936,569
2.88%, 08/15/45	5,038,200	5,703,006
3.00%, 11/15/45	4,518,600	5,236,634
2.50%, 02/15/46	5,257,900	5,563,515
2.50%, 05/15/46	6,267,800	6,634,564
2.25%, 08/15/46	7,895,800	7,958,103
2.88%, 11/15/46	4,698,900	5,343,163
3.00%, 02/15/47	4,936,600	5,749,982
3.00%, 05/15/47	4,819,000	5,613,006
2.75%, 08/15/47	4,475,000	4,979,836
2.75%, 11/15/47	4,650,000	5,178,211
3.00%, 02/15/48	5,600,000	6,534,938
3.13%, 05/15/48	5,850,000	6,990,293
3.00%, 08/15/48	6,050,000	7,072,355
3.38%, 11/15/48	10,100,000	12,643,937
3.00%, 02/15/49	6,150,000	7,204,629
2.88%, 05/15/49 (b)	10,350,000	11,855,602
2.25%, 08/15/49	3,150,000	3,182,238
2.38%, 11/15/49	4,700,000	4,880,656

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Notes
1.88%, 12/15/20	5,000,000	5,009,961
1.75%, 12/31/20	5,950,000	5,953,603
2.38%, 12/31/20	4,846,000	4,881,588
2.50%, 12/31/20	9,500,000	9,582,197
2.00%, 01/15/21 (b)	6,750,000	6,773,730
1.38%, 01/31/21	3,776,900	3,763,548
2.13%, 01/31/21	2,677,300	2,691,157
2.50%, 01/31/21	9,000,000	9,083,145
3.63%, 02/15/21	3,745,800	3,831,763
1.13%, 02/28/21	4,257,800	4,228,361
2.00%, 02/28/21	3,310,800	3,323,409
2.50%, 02/28/21	4,700,000	4,746,541
2.38%, 03/15/21	1,400,000	1,412,387
1.25%, 03/31/21	2,038,200	2,026,695
2.25%, 03/31/21	8,839,000	8,905,120
2.38%, 04/15/21	7,300,000	7,368,152
1.38%, 04/30/21	5,000,000	4,979,883
2.25%, 04/30/21	9,038,200	9,110,047
2.63%, 05/15/21	8,400,000	8,514,352
3.13%, 05/15/21	4,325,300	4,415,185
1.38%, 05/31/21	11,966,200	11,913,848
2.00%, 05/31/21	2,750,000	2,763,159
2.13%, 05/31/21	6,500,000	6,543,418
2.63%, 06/15/21	2,700,000	2,738,918
1.13%, 06/30/21 (b)	1,000,000	991,660
1.63%, 06/30/21	4,200,000	4,197,375
2.13%, 06/30/21	655,300	660,048
2.63%, 07/15/21	7,800,000	7,918,828
1.13%, 07/31/21	3,000,000	2,973,750
1.75%, 07/31/21	4,500,000	4,506,328
2.25%, 07/31/21	3,786,600	3,823,209
2.13%, 08/15/21	3,655,300	3,684,071
2.75%, 08/15/21	10,600,000	10,792,539
1.13%, 08/31/21	3,000,000	2,972,578
1.50%, 08/31/21	3,000,000	2,991,855
2.00%, 08/31/21	4,810,800	4,839,270
2.75%, 09/15/21	4,000,000	4,076,719
1.13%, 09/30/21	1,666,200	1,650,612
1.50%, 09/30/21	4,500,000	4,488,926
2.13%, 09/30/21 (b)	4,120,800	4,155,972
2.88%, 10/15/21	4,700,000	4,805,842
1.25%, 10/31/21	4,655,300	4,620,931
1.50%, 10/31/21	4,500,000	4,489,453
2.00%, 10/31/21	3,310,800	3,333,238
2.00%, 11/15/21 (b)	788,200	793,942
2.88%, 11/15/21	18,100,000	18,528,815
1.75%, 11/30/21 (b)	14,979,900	15,016,472
1.88%, 11/30/21	6,000,000	6,028,828
2.63%, 12/15/21	9,900,000	10,099,934
2.00%, 12/31/21	3,026,900	3,049,838
2.13%, 12/31/21	3,802,200	3,840,816
1.50%, 01/31/22	1,819,100	1,814,623
1.88%, 01/31/22	4,674,500	4,699,516
2.00%, 02/15/22	4,455,300	4,492,021
2.50%, 02/15/22	7,000,000	7,133,437
1.75%, 02/28/22	1,860,800	1,866,179
1.88%, 02/28/22	2,000,000	2,011,328
2.38%, 03/15/22	4,200,000	4,273,664
1.75%, 03/31/22 (b)	4,252,800	4,267,751
1.88%, 03/31/22	4,000,000	4,024,219
2.25%, 04/15/22	5,500,000	5,581,211
1.75%, 04/30/22	4,885,300	4,902,475
1.88%, 04/30/22	4,250,000	4,276,397
1.75%, 05/15/22	4,319,100	4,335,128
2.13%, 05/15/22	6,500,000	6,579,473
1.75%, 05/31/22	4,010,000	4,024,411
1.88%, 05/31/22	4,293,600	4,322,448
1.75%, 06/15/22	3,900,000	3,915,691
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.75%, 06/30/22	4,500,000	4,518,281
2.13%, 06/30/22	7,000,000	7,092,969
1.75%, 07/15/22	5,000,000	5,018,555
1.88%, 07/31/22	3,800,000	3,826,570
2.00%, 07/31/22	2,538,200	2,564,574
1.50%, 08/15/22	500,000	498,672
1.63%, 08/15/22	3,819,100	3,821,785
1.63%, 08/31/22	5,327,000	5,330,746
1.88%, 08/31/22	3,470,000	3,495,483
1.50%, 09/15/22	4,000,000	3,989,688
1.75%, 09/30/22	2,798,900	2,810,599
1.88%, 09/30/22	3,700,000	3,728,906
1.38%, 10/15/22	3,000,000	2,980,898
1.88%, 10/31/22	4,466,200	4,501,092
2.00%, 10/31/22	6,500,000	6,573,887
1.63%, 11/15/22	10,254,400	10,261,610
2.00%, 11/30/22	12,371,600	12,514,163
2.13%, 12/31/22	8,660,800	8,797,817
1.75%, 01/31/23	2,210,800	2,220,731
2.38%, 01/31/23	5,000,000	5,117,773
2.00%, 02/15/23	7,614,600	7,708,593
1.50%, 02/28/23	1,993,600	1,987,214
2.63%, 02/28/23	5,500,000	5,675,957
1.50%, 03/31/23	3,400,000	3,388,977
2.50%, 03/31/23	3,800,000	3,909,992
1.63%, 04/30/23	4,060,800	4,063,179
2.75%, 04/30/23	4,200,000	4,357,992
1.75%, 05/15/23	5,184,400	5,209,107
1.63%, 05/31/23	2,929,900	2,931,846
2.75%, 05/31/23	4,100,000	4,257,754
1.38%, 06/30/23	2,713,000	2,691,593
2.63%, 06/30/23	5,500,000	5,693,145
1.25%, 07/31/23	8,000,000	7,898,125
2.75%, 07/31/23	8,800,000	9,152,344
2.50%, 08/15/23	3,002,200	3,097,895
1.38%, 08/31/23	2,500,000	2,479,492
2.75%, 08/31/23	3,800,000	3,955,711
1.38%, 09/30/23	5,074,500	5,030,296
2.88%, 09/30/23	6,700,000	7,011,445
1.63%, 10/31/23	6,150,000	6,154,324
2.88%, 10/31/23	3,300,000	3,455,848
2.75%, 11/15/23 (b)	5,838,200	6,089,972
2.88%, 11/30/23	5,200,000	5,450,656
2.25%, 12/31/23	7,075,200	7,251,251
2.63%, 12/31/23	6,750,000	7,016,045
2.25%, 01/31/24 (b)	3,324,500	3,407,872
2.50%, 01/31/24	7,000,000	7,244,453
2.75%, 02/15/24 (b)	4,650,000	4,861,611
2.13%, 02/29/24	5,464,100	5,575,090
2.38%, 02/29/24	5,000,000	5,151,758
2.13%, 03/31/24	3,754,400	3,831,981
2.00%, 04/30/24	8,200,000	8,329,406
2.25%, 04/30/24	8,750,000	8,980,713
2.50%, 05/15/24	10,757,600	11,158,489
2.00%, 05/31/24	7,200,000	7,317,844
1.75%, 06/30/24	4,000,000	4,021,563
2.00%, 06/30/24	3,750,000	3,810,645
1.75%, 07/31/24	8,000,000	8,043,125
2.13%, 07/31/24	5,000,000	5,110,156
2.38%, 08/15/24	14,726,900	15,219,331
1.25%, 08/31/24	4,800,000	4,718,625
1.88%, 08/31/24	1,065,000	1,076,815
1.50%, 09/30/24	5,500,000	5,466,484
2.13%, 09/30/24	4,250,000	4,345,957
2.25%, 10/31/24	4,000,000	4,116,094
2.25%, 11/15/24	8,926,900	9,185,989
2.13%, 11/30/24	9,000,000	9,208,477
2.25%, 12/31/24	3,800,000	3,911,773
2.50%, 01/31/25	4,500,000	4,688,965

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.00%, 02/15/25	9,298,900	9,460,541
2.75%, 02/28/25	3,950,000	4,167,713
2.63%, 03/31/25	3,700,000	3,881,387
2.88%, 04/30/25	5,500,000	5,843,965
2.13%, 05/15/25	8,571,600	8,775,510
2.88%, 05/31/25	3,300,000	3,508,570
2.75%, 06/30/25	3,250,000	3,435,859
2.88%, 07/31/25	4,500,000	4,790,566
2.00%, 08/15/25 (b)	10,007,400	10,179,793
2.75%, 08/31/25	3,200,000	3,386,250
3.00%, 09/30/25	4,900,000	5,256,016
2.25%, 11/15/25	12,280,200	12,664,916
2.88%, 11/30/25	2,500,000	2,667,969
2.63%, 12/31/25	9,200,000	9,691,266
2.63%, 01/31/26	1,800,000	1,896,961
1.63%, 02/15/26	9,545,800	9,500,681
2.50%, 02/28/26	6,800,000	7,119,547
2.25%, 03/31/26	4,000,000	4,130,000
2.38%, 04/30/26	2,000,000	2,080,234
1.63%, 05/15/26	11,324,500	11,264,339
2.13%, 05/31/26	5,000,000	5,124,805
1.88%, 06/30/26	3,550,000	3,584,113
1.88%, 07/31/26	4,000,000	4,038,438
1.50%, 08/15/26	9,571,600	9,438,495
1.38%, 08/31/26	1,500,000	1,466,953
1.63%, 09/30/26	2,500,000	2,483,984
1.63%, 10/31/26	4,700,000	4,668,422
2.00%, 11/15/26	7,773,900	7,916,017
1.63%, 11/30/26	4,500,000	4,470,225
2.25%, 02/15/27	5,232,600	5,418,603
2.38%, 05/15/27	5,650,000	5,905,133
2.25%, 08/15/27	7,142,000	7,406,477
2.25%, 11/15/27	8,000,000	8,302,500
2.75%, 02/15/28	7,950,000	8,559,293
2.88%, 05/15/28	9,550,000	10,390,102
2.88%, 08/15/28	10,350,000	11,276,648
3.13%, 11/15/28	9,550,000	10,620,645
2.63%, 02/15/29	10,300,000	11,042,727
2.38%, 05/15/29	14,450,000	15,191,691
1.63%, 08/15/29	8,300,000	8,180,039
1.75%, 11/15/29	3,000,000	2,993,203
Total Treasuries
(Cost $1,212,495,936)		1,260,562,893

Government Related 5.7% of net assets

Agency 2.5%
Foreign 1.2%
Austria 0.0%
Oesterreichische Kontrollbank AG
2.88%, 09/07/21	250,000	254,872
2.38%, 10/01/21	250,000	252,853
2.63%, 01/31/22	250,000	254,772
1.63%, 09/17/22	200,000	199,598
2.88%, 03/13/23	250,000	259,204
		1,221,299
British Virgin Islands 0.0%
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49 (a)	200,000	197,225
Canada 0.1%
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	250,000	266,925
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Export Development Canada
1.38%, 10/21/21	250,000	248,581
2.00%, 05/17/22	150,000	151,237
1.75%, 07/18/22	200,000	200,450
2.50%, 01/24/23	150,000	153,769
2.63%, 02/21/24	250,000	259,302
Nexen, Inc.
5.88%, 03/10/35	195,000	253,584
6.40%, 05/15/37	150,000	210,433
7.50%, 07/30/39	100,000	158,818
		1,903,099
Colombia 0.0%
Ecopetrol S.A.
5.88%, 09/18/23	246,000	271,899
4.13%, 01/16/25	250,000	261,304
5.38%, 06/26/26 (a)	250,000	276,922
7.38%, 09/18/43	75,000	99,724
5.88%, 05/28/45	350,000	402,290
		1,312,139
Germany 0.5%
FMS Wertmanagement
1.38%, 06/08/21 (i)	350,000	348,156
2.00%, 08/01/22 (i)	250,000	252,016
2.75%, 03/06/23 (i)	200,000	206,682
Kreditanstalt Fuer Wiederaufbau
2.38%, 03/24/21 (i)	350,000	353,050
2.63%, 04/12/21 (i)	900,000	911,101
1.50%, 06/15/21 (i)	1,133,000	1,129,731
2.38%, 08/25/21 (i)	374,000	378,273
3.13%, 12/15/21 (i)	900,000	926,091
2.63%, 01/25/22 (i)	500,000	510,062
2.50%, 02/15/22 (i)	650,000	661,641
2.13%, 03/07/22 (b)(i)	500,000	505,115
2.13%, 06/15/22 (i)	350,000	354,022
1.75%, 08/22/22 (i)	200,000	200,482
2.38%, 12/29/22 (i)	650,000	663,851
2.13%, 01/17/23 (i)	1,450,000	1,470,061
2.63%, 02/28/24 (i)	750,000	778,721
1.38%, 08/05/24 (i)	350,000	345,051
2.50%, 11/20/24 (b)(i)	780,000	809,773
2.00%, 05/02/25 (i)	450,000	456,656
2.88%, 04/03/28 (i)	750,000	812,400
1.75%, 09/14/29 (i)	400,000	396,466
0.0, 06/29/37 (i)(j)	250,000	170,809
Landwirtschaftliche Rentenbank
1.75%, 09/24/21 (i)	150,000	150,158
2.25%, 10/01/21 (i)	250,000	252,439
2.00%, 12/06/21 (i)	250,000	251,503
2.00%, 01/13/25 (i)	100,000	101,361
2.38%, 06/10/25 (i)	750,000	774,787
		14,170,458
Japan 0.2%
Japan Bank for International Cooperation
1.88%, 04/20/21	250,000	249,988
3.13%, 07/20/21	250,000	255,117
1.50%, 07/21/21	750,000	745,725
2.50%, 06/01/22	200,000	202,987
2.38%, 11/16/22	250,000	253,194
3.25%, 07/20/23	400,000	418,476
3.38%, 10/31/23	500,000	527,052
2.50%, 05/23/24	750,000	766,706
1.75%, 10/17/24	200,000	197,736
1.88%, 07/21/26	200,000	197,405

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.88%, 06/01/27	200,000	210,629
2.88%, 07/21/27	200,000	210,691
2.75%, 11/16/27	200,000	209,205
3.25%, 07/20/28	200,000	218,167
3.50%, 10/31/28	200,000	222,643
2.00%, 10/17/29	200,000	197,637
Japan Finance Organization for Municipalities
4.00%, 01/13/21	200,000	204,482
Japan International Cooperation Agency
2.75%, 04/27/27	200,000	208,119
		5,495,959
Mexico 0.2%
Petroleos Mexicanos
5.38%, 03/13/22	250,000	262,270
3.50%, 01/30/23	288,000	289,590
4.63%, 09/21/23	200,000	208,579
4.88%, 01/18/24	250,000	261,060
4.50%, 01/23/26	250,000	245,505
6.88%, 08/04/26	400,000	433,732
6.50%, 03/13/27	900,000	943,047
5.35%, 02/12/28	400,000	388,972
6.50%, 01/23/29	350,000	360,741
6.84%, 01/23/30 (a)(h)	644,000	677,105
6.63%, 06/15/35	400,000	403,244
6.63%, 06/15/38	100,000	98,306
6.50%, 06/02/41	330,000	323,931
5.50%, 06/27/44	250,000	220,985
6.38%, 01/23/45	400,000	383,734
5.63%, 01/23/46 (h)	150,000	133,174
6.75%, 09/21/47	707,000	698,378
6.35%, 02/12/48	458,000	433,048
7.69%, 01/23/50 (a)(h)	850,000	914,443
		7,679,844
Netherlands 0.0%
Syngenta Finance N.V.
3.13%, 03/28/22	100,000	101,061
Norway 0.1%
Equinor A.S.A.
2.75%, 11/10/21	150,000	152,603
2.45%, 01/17/23	100,000	101,425
3.70%, 03/01/24	393,000	419,934
3.63%, 09/10/28 (a)	150,000	165,800
5.10%, 08/17/40	164,000	212,688
4.25%, 11/23/41	150,000	175,897
3.95%, 05/15/43	150,000	170,294
3.25%, 11/18/49 (a)	150,000	154,937
		1,553,578
Republic of Korea 0.1%
Export-Import Bank of Korea
4.00%, 01/29/21	200,000	204,451
2.75%, 01/25/22	350,000	355,082
4.00%, 01/14/24	500,000	536,717
2.38%, 06/25/24	200,000	202,105
2.88%, 01/21/25	200,000	206,617
3.25%, 11/10/25	750,000	793,605
The Korea Development Bank
3.00%, 09/14/22	488,000	500,227
2.13%, 10/01/24	250,000	249,884
		3,048,688
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sweden 0.0%
Svensk Exportkredit AB
2.38%, 04/09/21	250,000	251,946
2.38%, 03/09/22	500,000	507,095
2.88%, 03/14/23	500,000	518,438
		1,277,479
		37,960,829
U.S. 1.3%
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	1,250,000	1,302,594
4.38%, 05/02/28	250,000	277,998
Fannie Mae
1.90%, 10/27/20 (a)	250,000	250,079
1.88%, 12/28/20	350,000	350,835
1.38%, 02/26/21	500,000	498,278
1.38%, 10/07/21	1,000,000	995,415
2.00%, 01/05/22	100,000	100,728
2.25%, 04/12/22	1,000,000	1,013,915
2.38%, 01/19/23	2,100,000	2,149,801
2.50%, 02/05/24	1,300,000	1,343,595
2.63%, 09/06/24	1,830,000	1,910,236
2.13%, 04/24/26	1,000,000	1,021,615
1.88%, 09/24/26 (b)	1,000,000	1,004,655
6.03%, 10/08/27	164,000	212,852
6.63%, 11/15/30	1,030,000	1,490,080
5.63%, 07/15/37	100,000	148,143
Federal Farm Credit Banks Funding Corp.
1.95%, 11/02/21	750,000	753,086
1.92%, 04/19/22 (a)	330,000	329,904
Federal Home Loan Bank
1.88%, 07/07/21	2,900,000	2,911,165
1.13%, 07/14/21	750,000	744,041
3.00%, 10/12/21	1,000,000	1,024,785
1.88%, 11/29/21	655,000	658,229
1.88%, 12/09/22	1,640,000	1,651,923
2.50%, 02/13/24	1,300,000	1,343,855
3.25%, 11/16/28	3,850,000	4,262,470
5.50%, 07/15/36	330,000	475,848
Freddie Mac
2.38%, 02/16/21	2,250,000	2,269,260
1.13%, 08/12/21	5,200,000	5,154,552
2.38%, 01/13/22	1,300,000	1,319,663
6.75%, 03/15/31	200,000	294,194
6.25%, 07/15/32	500,000	730,598
Tennessee Valley Authority
3.88%, 02/15/21	221,000	226,650
2.88%, 09/15/24	500,000	525,290
4.65%, 06/15/35	655,000	833,039
4.63%, 09/15/60	150,000	214,150
		39,793,521
		77,754,350

Local Authority 0.9%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24	350,000	443,263
Province of Alberta
3.35%, 11/01/23	250,000	264,463
2.95%, 01/23/24	250,000	260,934
1.88%, 11/13/24	350,000	350,213
3.30%, 03/15/28	500,000	547,377

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Province of British Columbia
2.00%, 10/23/22	350,000	352,877
1.75%, 09/27/24	200,000	199,988
2.25%, 06/02/26	150,000	153,110
Province of Manitoba
3.05%, 05/14/24	324,000	340,537
2.13%, 06/22/26	330,000	332,549
Province of New Brunswick Canada
3.63%, 02/24/28	150,000	166,381
Province of Ontario
2.55%, 02/12/21	500,000	504,345
2.50%, 09/10/21	300,000	303,816
2.40%, 02/08/22	250,000	253,331
2.55%, 04/25/22	450,000	458,179
2.25%, 05/18/22	300,000	303,435
2.20%, 10/03/22	400,000	404,624
3.40%, 10/17/23	250,000	264,829
3.05%, 01/29/24	250,000	262,104
2.50%, 04/27/26	200,000	206,377
2.30%, 06/15/26	200,000	204,026
Province of Quebec
2.75%, 08/25/21	300,000	305,106
2.38%, 01/31/22	250,000	253,280
2.63%, 02/13/23	250,000	256,744
2.50%, 04/09/24	150,000	154,428
2.88%, 10/16/24	150,000	157,417
2.50%, 04/20/26	250,000	258,261
7.50%, 09/15/29	621,000	909,659
2.00%, 10/02/29	200,000	198,828
		9,070,481
		9,070,481
U.S. 0.6%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	100,000	136,898
8.08%, 02/15/50	250,000	439,182
Bay Area Toll Authority
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	400,000	627,766
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	230,000	381,015
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,372,473
7.55%, 04/01/39	200,000	324,562
7.30%, 10/01/39	500,000	766,405
7.35%, 11/01/39	200,000	310,778
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010
6.40%, 01/01/40	100,000	145,966
RB Series 2018C
4.47%, 01/01/49	150,000	185,044
Chicago Transit Authority
RB Bonds (Pension Funding) Series 2008
6.90%, 12/01/40	750,000	1,026,667
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	120,000	137,203
Security Rate, Maturity Date	Face Amount ($)	Value ($)
City of New York
GO (Build America Bonds) Series 2010
6.25%, 06/01/35 (a)	250,000	255,313
City of San Antonio TX Electric & Gas Systems Revenue
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	190,000	263,017
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	131,199
GO Series 2019D
2.66%, 09/01/39	150,000	146,849
2.81%, 09/01/43	100,000	97,187
GO Series 2019H
2.90%, 09/01/49	100,000	96,869
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	100,000	132,894
Commonwealth of Pennsylvania Financing Authority
RB Series 2016A
4.14%, 06/01/38	200,000	223,580
Connecticut
GO (Teachers’ Retirement Fund) Series 2008A
5.85%, 03/15/32	250,000	323,751
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	150,000	237,334
County of Miami-Dade FL Water & Sewer System Revenue
RB Series 2019C
3.49%, 10/01/42 (a)	100,000	101,514
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2009B
6.00%, 12/01/44	140,000	200,319
Dallas County Hospital District
GO (Build America Bonds) Series 2009C
5.62%, 08/15/44	100,000	136,218
Dallas/Fort Worth International Airport
RB Series 2019A
2.99%, 11/01/38	100,000	100,801
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	461,297
Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	787,000	844,805
GO Bonds (Pension Funding) Series 2010
6.73%, 04/01/35	110,000	128,850
JobsOhio Beverage System
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	490,000	535,909
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	250,000	323,020
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	500,000	697,997

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Build America Bonds) Series 2016B
4.05%, 07/01/26 (a)	130,000	141,557
Metropolitan Transportation Authority
RB (Build America Bonds) Series 2009
7.34%, 11/15/39	200,000	315,767
RB (Build America Bonds) Series 2010E
6.81%, 11/15/40	330,000	474,020
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.64%, 04/01/57	149,000	205,784
New Jersey Economic Development Authority
RB Bonds (Pension Funding) Series 1997A
7.43%, 02/15/29	250,000	315,867
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	330,000	380,030
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	150,000	238,665
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	543,777
New York City Transitional Finance Authority Future Tax Secured Revenue
RB (Build America Bonds) Series 2010
5.57%, 11/01/38	200,000	258,437
New York City Water & Sewer System
Water System RB (Build America Bonds) Series 2010
6.01%, 06/15/42	250,000	368,059
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	50,000	65,623
RB Series 2009F
5.63%, 03/15/39	100,000	126,397
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	100,000	122,972
North Texas Tollway Authority
RB (Build America Bonds) Series 2009
6.72%, 01/01/49	150,000	242,646
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	430,000	515,819
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	150,000	204,618
Consolidated Bonds 165th Series
5.65%, 11/01/40	100,000	136,179
Consolidated Bonds 168th Series
4.93%, 10/01/51	200,000	268,013
Consolidated Bonds 181th Series
4.96%, 08/01/46	100,000	131,250
New Je Portrn 10/65 Fixed 4.81
4.81%, 10/15/65	170,000	222,485
RB (Build America Bonds) Series 2012
4.46%, 10/01/62	450,000	565,024
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Regional Transportation District Sales Tax Revenue
RB (Build America Bonds) Series 2010B
5.84%, 11/01/50	50,000	74,840
Rutgers The State University of New Jersey
GO Series 2019P
3.92%, 05/01/19 (a)	100,000	100,110
Sales Tax Securitization Corp.
RB Series 2018B
3.82%, 01/01/48	150,000	154,701
State of California
GO Bonds
7.60%, 11/01/40	300,000	498,511
Texas
GO (Build America Bonds) Series 2009A
5.52%, 04/01/39	580,000	791,622
The Ohio State University
RB (Build America Bonds) Series 2010
4.91%, 06/01/40	100,000	129,857
University of California
4.86%, 05/15/12	100,000	129,451
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	500,000	670,447
University of Pittsburgh-of the Commonwealth System of Higher Education
GO Bonds Series 2019A
3.56%, 09/15/19 (a)	100,000	100,688
		19,785,898
		28,856,379

Sovereign 1.0%
Canada 0.0%
Canada Government International Bond
2.63%, 01/25/22	350,000	357,108
2.00%, 11/15/22	300,000	303,119
		660,227
Chile 0.0%
Chile Government International Bond
3.25%, 09/14/21	150,000	153,051
3.13%, 01/21/26	200,000	208,932
3.24%, 02/06/28 (a)	250,000	263,853
3.86%, 06/21/47	200,000	224,186
3.50%, 01/25/50 (a)	200,000	210,970
		1,060,992
Colombia 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (a)	200,000	200,165
4.00%, 02/26/24 (a)	300,000	314,988
8.13%, 05/21/24	250,000	306,795
4.50%, 01/28/26 (a)	300,000	325,038
3.88%, 04/25/27 (a)	300,000	315,811
4.50%, 03/15/29 (a)	450,000	495,317
7.38%, 09/18/37	362,000	508,929
6.13%, 01/18/41	150,000	191,753
5.63%, 02/26/44 (a)	450,000	552,454
5.00%, 06/15/45 (a)	500,000	573,580
5.20%, 05/15/49 (a)	200,000	237,429
		4,022,259

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Hungary 0.1%
Hungary Government International Bond
6.38%, 03/29/21 (b)	474,000	501,634
5.38%, 02/21/23	200,000	219,347
5.75%, 11/22/23	300,000	338,718
5.38%, 03/25/24	300,000	338,440
7.63%, 03/29/41	150,000	245,335
		1,643,474
Indonesia 0.1%
Indonesia Government International Bond
2.95%, 01/11/23	350,000	355,856
3.50%, 01/11/28	200,000	208,110
4.10%, 04/24/28	250,000	270,060
4.75%, 02/11/29	200,000	228,023
3.40%, 09/18/29	200,000	207,936
4.35%, 01/11/48	200,000	220,362
5.35%, 02/11/49 (k)	200,000	258,148
		1,748,495
Israel 0.0%
Israel Government International Bond
4.00%, 06/30/22	200,000	210,734
2.88%, 03/16/26	200,000	209,938
4.50%, 01/30/43	200,000	241,405
4.13%, 01/17/48	200,000	232,743
		894,820
Italy 0.1%
Republic of Italy Government International Bond
6.88%, 09/27/23	314,000	361,789
2.38%, 10/17/24	550,000	539,938
2.88%, 10/17/29	275,000	264,092
5.38%, 06/15/33	250,000	294,246
4.00%, 10/17/49	350,000	342,668
		1,802,733
Mexico 0.2%
Mexico Government International Bond
3.63%, 03/15/22	150,000	154,782
4.00%, 10/02/23	550,000	582,585
3.60%, 01/30/25	450,000	471,465
4.13%, 01/21/26	288,000	307,793
4.15%, 03/28/27	500,000	534,255
3.75%, 01/11/28	400,000	415,392
4.50%, 04/22/29	600,000	658,746
8.30%, 08/15/31	150,000	223,710
6.75%, 09/27/34	362,000	495,491
6.05%, 01/11/40	524,000	676,256
4.75%, 03/08/44	650,000	710,200
5.55%, 01/21/45	400,000	487,516
4.60%, 01/23/46	250,000	267,729
4.35%, 01/15/47	300,000	312,309
4.60%, 02/10/48	200,000	215,976
4.50%, 01/31/50 (a)	225,000	239,538
5.75%, 10/12/10	320,000	372,763
		7,126,506
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	200,000	213,953
3.75%, 03/16/25 (a)	300,000	318,190
8.88%, 09/30/27	250,000	357,869
3.88%, 03/17/28 (a)	400,000	436,228
9.38%, 04/01/29	100,000	153,129
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.70%, 01/26/36	131,000	184,729
4.50%, 05/15/47	250,000	296,455
4.50%, 04/16/50 (a)	200,000	235,933
4.30%, 04/29/53	200,000	231,898
3.87%, 07/23/60 (a)	200,000	213,900
		2,642,284
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	250,000	316,413
4.13%, 08/25/27	250,000	280,740
2.84%, 06/20/30	150,000	155,020
8.75%, 11/21/33	150,000	247,511
6.55%, 03/14/37	300,000	437,398
5.63%, 11/18/50	295,000	431,173
		1,868,255
Philippines 0.1%
Philippine Government International Bond
4.00%, 01/15/21	300,000	306,957
4.20%, 01/21/24	200,000	215,841
10.63%, 03/16/25	300,000	425,155
3.00%, 02/01/28	200,000	208,466
3.75%, 01/14/29	400,000	442,238
9.50%, 02/02/30	250,000	399,425
7.75%, 01/14/31	350,000	517,652
6.38%, 01/15/32	300,000	408,146
3.95%, 01/20/40	600,000	690,879
3.70%, 03/01/41	200,000	226,698
3.70%, 02/02/42	200,000	226,903
		4,068,360
Poland 0.0%
Republic of Poland Government International Bond
5.13%, 04/21/21	362,000	377,926
5.00%, 03/23/22	500,000	535,805
3.00%, 03/17/23	400,000	412,784
3.25%, 04/06/26	250,000	266,100
		1,592,615
Republic of Korea 0.0%
Korea International Bond
5.63%, 11/03/25	100,000	119,397
2.75%, 01/19/27	250,000	258,371
2.50%, 06/19/29	200,000	204,254
4.13%, 06/10/44	200,000	251,568
		833,590
Uruguay 0.1%
Uruguay Government International Bond
8.00%, 11/18/22	150,000	167,851
4.50%, 08/14/24	113,000	121,728
4.38%, 10/27/27	150,000	164,156
4.38%, 01/23/31 (a)	250,000	277,556
7.63%, 03/21/36	150,000	221,696
4.13%, 11/20/45	150,000	160,345
5.10%, 06/18/50	550,000	659,101
4.98%, 04/20/55	350,000	413,107
		2,185,540
		32,150,150

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Supranational* 1.3%
African Development Bank
1.63%, 09/16/22	400,000	399,584
2.13%, 11/16/22	800,000	810,212
3.00%, 09/20/23	250,000	262,035
Asian Development Bank
2.25%, 01/20/21	750,000	754,365
1.75%, 06/08/21	350,000	350,228
2.00%, 02/16/22	250,000	251,813
1.88%, 02/18/22	250,000	251,140
1.88%, 07/19/22	650,000	653,458
1.88%, 08/10/22	600,000	603,387
1.75%, 09/13/22	500,000	501,272
2.75%, 03/17/23	400,000	413,800
2.63%, 01/30/24	250,000	259,334
1.50%, 10/18/24	400,000	396,370
2.00%, 01/22/25	851,000	862,986
2.50%, 11/02/27	500,000	524,892
5.82%, 06/16/28	250,000	322,125
1.75%, 09/19/29	250,000	247,664
Corp. Andina de Fomento
2.13%, 09/27/21	150,000	149,573
4.38%, 06/15/22	362,000	379,805
2.75%, 01/06/23	250,000	252,689
Council of Europe Development Bank
1.75%, 09/26/22	350,000	350,786
2.63%, 02/13/23	250,000	257,306
European Bank for Reconstruction & Development
2.00%, 02/01/21	250,000	250,680
2.75%, 04/26/21	222,000	225,129
2.13%, 03/07/22	500,000	504,935
2.75%, 03/07/23	350,000	361,856
European Investment Bank
1.63%, 12/15/20	450,000	449,608
4.00%, 02/16/21	150,000	154,036
2.00%, 03/15/21	600,000	602,226
2.50%, 04/15/21	500,000	505,310
2.38%, 05/13/21	350,000	353,346
1.63%, 06/15/21	500,000	499,450
1.38%, 09/15/21	400,000	397,800
2.13%, 10/15/21	350,000	352,861
2.88%, 12/15/21	275,000	281,579
2.25%, 03/15/22	500,000	506,582
2.63%, 05/20/22	250,000	255,795
2.38%, 06/15/22	600,000	610,641
2.25%, 08/15/22	750,000	761,651
1.38%, 09/06/22	400,000	396,946
2.00%, 12/15/22	250,000	252,485
2.50%, 03/15/23	1,350,000	1,385,856
2.88%, 08/15/23	500,000	521,460
3.13%, 12/14/23	250,000	264,079
3.25%, 01/29/24	650,000	690,401
2.63%, 03/15/24	500,000	519,227
2.25%, 06/24/24	500,000	512,235
1.88%, 02/10/25	150,000	151,325
2.13%, 04/13/26 (b)	500,000	510,860
2.38%, 05/24/27	250,000	260,333
1.63%, 10/09/29	250,000	245,345
Inter-American Development Bank
1.88%, 03/15/21	1,006,000	1,007,796
2.63%, 04/19/21	750,000	759,334
1.25%, 09/14/21	250,000	248,104
2.13%, 01/18/22 (b)	1,100,000	1,110,505
1.75%, 09/14/22	250,000	250,583
2.50%, 01/18/23	600,000	614,985
2.63%, 01/16/24	500,000	518,362
3.00%, 02/21/24	250,000	263,133
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.00%, 06/02/26	524,000	530,791
2.00%, 07/23/26	300,000	303,852
3.13%, 09/18/28	650,000	718,045
2.25%, 06/18/29	450,000	465,298
International Bank for Reconstruction & Development
1.63%, 03/09/21	250,000	249,729
1.38%, 05/24/21	900,000	895,756
2.25%, 06/24/21	350,000	352,970
2.75%, 07/23/21	800,000	813,688
1.38%, 09/20/21	500,000	497,330
2.13%, 12/13/21	300,000	302,741
2.00%, 01/26/22	1,000,000	1,007,195
1.63%, 02/10/22	905,000	904,326
2.13%, 07/01/22	600,000	607,152
1.88%, 10/07/22	200,000	201,221
2.13%, 02/13/23	755,000	766,680
3.00%, 09/27/23	750,000	786,821
2.50%, 03/19/24	650,000	671,707
1.50%, 08/28/24	500,000	495,692
2.50%, 11/25/24	600,000	622,986
2.50%, 07/29/25	650,000	677,381
1.75%, 10/23/29	250,000	247,695
4.75%, 02/15/35	330,000	440,354
International Finance Corp.
2.25%, 01/25/21	500,000	502,887
1.13%, 07/20/21	164,000	162,526
2.88%, 07/31/23	350,000	364,878
1.38%, 10/16/24	350,000	344,923
Nordic Investment Bank
2.13%, 02/01/22	250,000	252,268
2.88%, 07/19/23	500,000	520,910
2.25%, 05/21/24	250,000	255,808
The Asian Infrastructure Investment Bank
2.25%, 05/16/24	300,000	306,831
		42,082,104
Total Government Related
(Cost $173,764,393)		180,842,983

Securitized 29.2% of net assets

Asset-Backed Securities 0.4%
Automobile 0.2%
Ally Auto Receivables Trust
Series 2018-3 Class A4
3.12%, 07/17/23 (a)	695,000	710,738
Ally Master Owner Trust
Series 2018-2A
3.29%, 05/15/23 (a)	200,000	203,590
3.30%, 07/17/23 (a)	250,000	255,069
BMW Vehicle Owner Trust
Series 2018-A Class A4
2.51%, 06/25/24 (a)	1,655,000	1,670,058
Ford Credit Auto Owner Trust
Series 2017-B Class A4
1.87%, 09/15/22 (a)	800,000	799,219
Series 2018-A Class A4
3.16%, 10/15/23 (a)	1,415,000	1,448,491
Ford Credit Floorplan Master Owner Trust A
Series 2013-5 Class A2
3.06%, 04/15/26 (a)	172,000	177,712
Nissan Auto Receivables Owner Trust
Series 2017-C Class A4
2.28%, 02/15/24 (a)	650,000	653,537

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Toyota Auto Receivables Owner Trust
Series 2018-C Class A4
3.13%, 02/15/24 (a)	150,000	154,084
Credit Card 0.2%
American Express Credit Account Master Trust
Series 2018-8A
3.18%, 04/15/24 (a)	1,100,000	1,125,895
Series 2019-1A
2.87%, 10/15/24 (a)	1,200,000	1,225,496
Series 2018-2A
3.01%, 10/15/25 (a)	1,800,000	1,865,295
Capital One Multi-Asset Execution Trust
Series 2017-A6 Class A6
2.29%, 07/15/25 (a)	450,000	454,982
Series 2019-A3 Class A3
2.06%, 08/15/28 (a)	500,000	494,294
Citibank Credit Card Issuance Trust
Series 2014-A1 Class A1
2.88%, 01/23/23 (a)	1,540,000	1,557,380
Series 2018-A6 Class A6
3.21%, 12/07/24 (a)	600,000	622,564
Discover Card Execution Note Trust
Series 2018-A5 Class A5
3.32%, 03/15/24 (a)	500,000	512,757
Series 2018-A1 Class A1
3.03%, 08/15/25 (a)	300,000	309,922
		14,241,083

Commercial Mortgage-Backed Securities 2.1%
Banc of America Commercial Mortgage Trust
Series 2016-UB10 Class A3
2.90%, 07/15/49 (a)	350,000	359,684
BANK
Series 2017-BNK8 Class A4
3.49%, 11/15/50 (a)	1,190,000	1,271,363
Series 2017-BNK9 Class A4
3.54%, 11/15/54 (a)	950,000	1,019,418
Series 2017-BNK7 Class A5
3.44%, 09/15/60 (a)	150,000	160,035
Series 2019-BN19 Class A3
3.18%, 08/15/61 (a)	600,000	630,888
BBCMS Mortgage Trust
Series 2017-C1 Class A2
3.19%, 02/15/50 (a)	200,000	203,750
Series 2018-C2 Class A4
4.05%, 12/15/51 (a)	449,000	501,320
CD Mortgage Trust
Series 2016-CD1 Class A2
2.45%, 08/10/49 (a)	289,000	289,931
Series 2016-CD2 Class A4
3.53%, 11/10/49 (a)	240,000	256,527
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3
3.87%, 01/10/48 (a)(b)	402,000	434,766
Series 2016-C7 Class A3
3.84%, 12/10/54 (a)	1,300,000	1,409,647
Series 2016-C4 Class A4
3.28%, 05/10/58 (a)	430,000	449,832
Citigroup Commercial Mortgage Trust
Series 2012-GC8 Class A4
3.02%, 09/10/45 (a)	116,652	119,307
Series 2014-GC25 Class A4
3.64%, 10/10/47 (a)	253,748	268,956
Series 2016-GC36 Class A5
3.62%, 02/10/49 (a)	2,260,000	2,420,030
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2016-GC37 Class A4
3.31%, 04/10/49 (a)	100,000	105,188
Series 2017-C4 Class A4
3.47%, 10/12/50 (a)	2,700,000	2,881,823
COMM Mortgage Trust
Series 2012-LC4 Class A4
3.29%, 12/10/44 (a)	71,751	73,004
Series 2013-CCRE6 Class A4
3.10%, 03/10/46 (a)	300,000	308,053
Series 2014-CCRE15 Class A4
4.07%, 02/10/47 (a)(f)(l)	1,200,000	1,285,234
Series 2014-LC15 Class A4
4.01%, 04/10/47 (a)	250,000	267,043
Series 2014-CR18 Class A4
3.55%, 07/15/47 (a)	497,004	520,631
Series 2014-UBS4 Class A5
3.69%, 08/10/47 (a)	1,120,000	1,186,664
Series 2014-LC17 Class A5
3.92%, 10/10/47 (a)	45,000	48,335
Series 2014-CR20 Class A3
3.33%, 11/10/47 (a)	300,000	313,827
Series 2015-DC1 Class A5
3.35%, 02/10/48 (a)	500,000	524,101
Series 2015-CR24 Class A5
3.70%, 08/10/48 (a)	1,148,000	1,228,077
Series 2015-LC23 Class A4
3.77%, 10/10/48 (a)	330,000	354,590
Series 2016-CR28 Class A4
3.76%, 02/10/49 (a)	602,000	647,562
Series 2016-DC2 Class A5
3.77%, 02/10/49 (a)	300,000	322,898
Series 2015-PC1 Class ASB
3.61%, 07/10/50 (a)	1,025,000	1,064,924
Series 2013-CCRE11 Class A4
4.26%, 08/10/50 (a)	1,443,000	1,546,647
CSAIL Commercial Mortgage Trust
Series 2015-C1 Class A4
3.51%, 04/15/50 (a)	395,000	415,941
CSMC Trust 2016-NXSR
Series 2016 Class A4
3.79%, 12/15/49 (a)	2,000,000	2,157,159
Fannie Mae-ACES
Series 2014-M2 Class A2
3.51%, 12/25/23 (a)	111,631	117,421
Series 2015-M13 Class A2
2.80%, 06/25/25 (a)(f)(m)	200,000	206,568
Series 2016-M11 Class A2
2.37%, 07/25/26 (a)(f)(m)	785,000	795,123
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K021 Class A2
2.40%, 06/25/22 (a)	128,000	129,265
Series K022 Class A2
2.36%, 07/25/22 (a)	248,000	250,468
Series K024 Class A2
2.57%, 09/25/22 (a)	531,000	539,556
Series K026 Class A2
2.51%, 11/25/22 (a)	1,019,000	1,034,408
Series K027 Class A2
2.64%, 01/25/23 (a)	800,000	815,765
Series K029 Class A2
3.32%, 02/25/23 (a)(f)(n)	923,000	960,170
Series K030 Class A2
3.25%, 04/25/23 (a)(f)(n)	200,000	207,770
Series K033 Class A2
3.06%, 07/25/23 (a)	381,000	394,609
Series K034 Class A2
3.53%, 07/25/23 (a)	100,000	105,198

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K035 Class A2
3.46%, 08/25/23 (a)(f)(n)	983,000	1,032,329
Series K725 Class A2
3.00%, 01/25/24 (a)	1,000,000	1,035,422
Series K037 Class A2
3.49%, 01/25/24 (a)	750,000	791,389
Series K727 Class A2
2.95%, 07/25/24 (a)	100,000	103,272
Series K728 Class A2
3.06%, 08/25/24 (a)(f)(n)	400,000	415,995
Series K040 Class A2
3.24%, 09/25/24 (a)	100,000	105,363
Series K042 Class A2
2.67%, 12/25/24 (a)	400,000	411,785
Series K043 Class A2
3.06%, 12/25/24 (a)	200,000	209,588
Series K044 Class A2
2.81%, 01/25/25 (a)	645,000	667,858
Series K045 Class A2
3.02%, 01/25/25 (a)	500,000	522,869
Series KS03 Class A4
3.16%, 05/25/25 (a)(f)(n)	150,000	157,560
Series K047 Class A2
3.33%, 05/25/25 (a)(f)(n)	400,000	425,190
Series K048 Class A2
3.28%, 06/25/25 (a)(f)(n)	1,150,000	1,219,659
Series K733 Class A2
3.75%, 08/25/25 (a)(f)(n)	1,400,000	1,510,724
Series K052 Class A2
3.15%, 11/25/25 (a)	100,000	105,668
Series K054 Class A2
2.75%, 01/25/26 (a)	10,000	10,364
Series K055 Class A2
2.67%, 03/25/26 (a)	680,000	702,433
Series K062 Class A2
3.41%, 12/25/26 (a)	1,750,000	1,889,379
Series K064 Class A2
3.22%, 03/25/27 (a)	250,000	267,015
Series K074 Class A1
3.60%, 09/25/27 (a)	146,589	157,127
Series K071 Class A2
3.29%, 11/25/27 (a)	2,000,000	2,146,389
Series K072 Class A2
3.44%, 12/25/27 (a)	900,000	975,597
Series K074 Class A2
3.60%, 01/25/28 (a)	2,825,000	3,095,278
Series K078 Class A2
3.85%, 06/25/28 (a)	1,182,367	1,319,283
Series K083 Class A2
4.05%, 09/25/28 (a)(f)(n)	250,000	283,213
Series K085 Class A2
4.06%, 10/25/28 (a)(f)(n)	700,000	793,330
Series K087 Class A2
3.77%, 12/25/28 (a)	100,000	111,355
Series K154 Class A2
3.42%, 04/25/32 (a)	100,000	109,819
Series K157 Class A2
3.99%, 05/25/33 (a)	360,000	411,512
GS Mortgage Securities Trust
Series 2012-GCJ7 Class A4
3.38%, 05/10/45 (a)	679,666	692,657
Series 2014-GC20 Class A5
4.00%, 04/10/47 (a)	225,000	239,556
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17 Class A4
4.20%, 01/15/47 (a)	200,000	214,866
Series 2015-C33 Class A3
3.50%, 12/15/48 (a)	805,000	854,107
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2015-C33 Class A4
3.77%, 12/15/48 (a)	550,000	591,659
JPMDB Commercial Mortgage Securities Trust
Series 2018-C8 Class A3
3.94%, 06/15/51 (a)	300,000	330,585
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11 Class A4
4.30%, 08/15/46 (a)(f)(n)	350,000	373,373
Series 2013-C13 Class A4
4.04%, 11/15/46 (a)	360,000	383,667
Series 2013-C8 Class AS
3.38%, 12/15/48 (a)	100,000	103,043
Series 2016-C28 Class A4
3.54%, 01/15/49 (a)	1,300,000	1,385,590
Morgan Stanley Capital I Trust
Series 2015-A4 Class A4
3.78%, 05/15/48 (a)	50,000	53,606
Series 2015-UBS8 Class A4
3.81%, 12/15/48 (a)	400,000	430,855
Series 2011-C3 Class A4
4.12%, 07/15/49 (a)	200,046	204,525
UBS Commercial Mortgage Trust
Series 2017-C3 Class A4
3.43%, 08/15/50 (a)	200,000	212,319
Series 2017-C6 Class A5
3.58%, 12/15/50 (a)	600,000	645,359
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 Class A4
3.18%, 03/10/46 (a)	250,000	257,258
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(f)(l)	1,409,000	1,499,770
Series 2015-C28 Class A3
3.29%, 05/15/48 (a)	299,045	311,517
Series 2016-NXS6 Class ASB
2.83%, 11/15/49 (a)	350,000	358,808
Series 2018-C44 Class A5
4.21%, 05/15/51 (a)	950,000	1,064,274
Series 2015-C30 Class A4
3.66%, 09/15/58 (a)	200,000	213,853
Series 2016-NXS5 Class A4
3.37%, 01/15/59 (a)	700,000	739,736
Series 2013-C33 Class A3
3.16%, 03/15/59 (a)	155,000	161,556
Wells Fargo Commercial Mortgage Trust 2017-C41
3.47%, 11/15/50 (a)	300,000	320,859
Wells Fargo Commercial Mortgage Trust 2017-C42
3.59%, 12/15/50 (a)	900,000	970,667
Wells Fargo Commercial Mortgage Trust 2019-C50
3.73%, 05/15/52 (a)	375,000	410,053
WFRBS Commercial Mortgage Trust
Series 2014-C20 Class ASB
3.64%, 05/15/47 (a)	920,492	950,131
		65,564,490

Covered 0.0%
Royal Bank of Canada
2.10%, 10/14/20	200,000	200,326
The Bank of Nova Scotia
1.88%, 04/26/21	500,000	500,105
		700,431

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Through 26.7%
Fannie Mae
3.50%, 11/01/20 to 10/01/49 (a)	94,296,104	98,185,458
4.00%, 04/01/24 to 08/01/49 (a)	74,654,545	78,442,742
4.50%, 12/01/24 to 10/01/49 (a)	27,784,254	29,680,457
3.00%, 10/01/26 to 10/01/49 (a)	68,686,163	70,397,035
2.50%, 07/01/27 to 10/01/49 (a)	21,572,374	21,763,885
2.00%, 06/01/28 to 01/01/32 (a)	1,529,580	1,519,943
5.50%, 12/01/32 to 02/01/42 (a)	3,539,066	3,975,950
5.00%, 11/01/33 (a)(e)	508,259	560,139
5.00%, 03/01/34 to 09/01/49 (a)	7,446,769	8,139,601
6.50%, 08/01/34 to 05/01/40 (a)	250,273	293,495
6.00%, 04/01/35 to 07/01/41 (a)	2,363,896	2,718,832
4.00%, 07/01/40 (a)(e)	760,443	813,443
3.00%, 05/01/46 to 11/01/46 (a)(b)	10,947,757	11,244,943
2.50%, 11/01/49 (a)(e)	700,000	693,181
3.00%, 12/01/49 (a)(e)	3,000,000	3,043,171
Fannie Mae TBA
2.50%, 12/17/34 (a)(e)	3,500,000	3,530,189
3.00%, 12/17/34 to 12/12/49 (a)(e)	23,500,000	23,909,466
3.50%, 12/17/34 to 12/12/49 (a)(e)	23,000,000	23,648,324
4.00%, 12/17/34 to 12/12/49 (a)(e)	12,000,000	12,459,055
4.50%, 12/12/49 (a)(e)	5,500,000	5,778,298
5.00%, 12/12/49 (a)(e)	2,500,000	2,670,643
Federal Home Loan Bank
3.50%, 06/01/33 (a)	472,825	491,802
Freddie Mac
2.00%, 08/01/23 to 12/01/31 (a)	1,542,760	1,537,040
4.00%, 03/01/24 to 06/01/49 (a)	39,140,213	41,117,822
3.50%, 01/01/26 to 10/01/49 (a)	59,061,553	61,503,602
3.00%, 08/01/26 to 12/01/49 (a)	59,209,195	60,695,940
2.50%, 04/01/27 to 12/01/46 (a)	10,923,647	11,058,310
6.00%, 05/01/32 to 10/01/38 (a)	774,920	890,368
5.50%, 12/01/34 to 08/01/41 (a)	1,886,392	2,119,145
5.00%, 12/01/35 to 11/01/48 (a)	4,543,341	4,966,810
6.50%, 02/01/36 (a)	141,421	164,573
4.50%, 02/01/39 to 08/01/49 (a)	14,835,803	15,862,545
4.50%, 07/01/42 (a)(b)	274,171	297,672
5.00%, 09/01/49 (a)(e)	247,958	265,293
2.50%, 12/01/49 (a)(e)	2,100,000	2,079,542
Ginnie Mae
3.00%, 04/20/27 to 10/20/49 (a)	50,235,918	51,894,004
2.50%, 08/20/27 to 02/20/47 (a)	2,271,268	2,306,189
5.00%, 02/20/33 to 04/20/49 (a)	8,847,364	9,510,924
5.50%, 04/15/33 to 03/20/49 (a)	1,661,700	1,843,497
3.50%, 07/20/33 to 09/20/49 (a)	78,040,162	81,440,670
4.00%, 06/15/39 to 07/20/49 (a)	47,790,668	50,165,206
4.50%, 07/15/39 to 07/20/49 (a)	21,322,867	22,608,909
6.00%, 04/20/44 (a)	311,232	358,394
3.00%, 11/20/45 (a)(b)	3,246,449	3,358,031
3.50%, 04/20/47 to 11/20/49 (a)(e)	2,206,783	2,288,317
4.50%, 08/20/48 to 10/20/48 (a)(e)	2,042,503	2,142,624
2.50%, 10/20/49 to 11/20/49 (a)(e)	849,184	855,754
3.00%, 11/20/49 (a)(e)	5,500,000	5,655,188
4.00%, 11/20/49 (a)(e)	600,000	624,402
Ginnie Mae TBA
3.00%, 12/19/49 (a)(e)	1,000,000	1,027,560
3.50%, 12/19/49 (a)(e)	6,500,000	6,716,943
4.00%, 12/19/49 (a)(e)	2,500,000	2,595,713
4.50%, 12/19/49 (a)(e)	1,500,000	1,567,152
		853,478,191
Total Securitized
(Cost $918,899,402)		933,984,195
Security	Number of Shares	Value ($)
Other Investment Companies 4.0% of net assets

Money Market Fund 4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59% (o)	126,350,985	126,350,985

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 1.56% (o)	252,700	252,700
Total Other Investment Companies
(Cost $126,603,685)		126,603,685
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(c)	Security converts to floating rate after the fixed-rate coupon period.
(d)	Perpetual security with no stated maturity date.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	Variable-rate security.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $21,137,883 or 0.7% of net assets.
(i)	Guaranteed by the Republic of Germany.
(j)	Zero Coupon Bond.
(k)	All or a portion of this security is on loan. Securities on loan were valued at $24,524,060.
(l)	Security is a type of structured MBS that involves tranching (i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to LIBOR, CMT, or COFI. A variable interest rate can also be affected by the current WAC.
(m)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the MBS pass-through rate, which is the rate earned from a securitized asset pool once management fees and guarantee fees have been paid to the securitizing corporation.
(n)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the current WAC.
(o)	The rate shown is the 7-day yield.

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

ACES –	Alternate Credit Enhancement Securities
CD –	Certificate of deposit
CMT –	Constant Maturity Treasury is an index published by the Federal Reserve Board based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity.
COFI –	Cost of Funds Index is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities.
GO –	General obligation
LIBOR –	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
MBS –	Mortgage-Backed Security
RB –	Revenue bond
REIT –	Real Estate Investment Trust
TBA –	To-be-announced
UMBS –	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
WAC –	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates[1]	$—	$796,301,621	$—	$796,301,621
Treasuries	—	1,260,562,893	—	1,260,562,893
Government Related[1]	—	180,842,983	—	180,842,983
Securitized[1]	—	933,984,195	—	933,984,195
Other Investment Companies[1]	126,603,685	—	—	126,603,685
Total	$126,603,685	$3,171,691,692	$—	$3,298,295,377
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab® Short-Term Bond Index Fund

Portfolio Holdings as of November 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 25.4% of net assets

Financial Institutions 10.6%
Banking 8.6%
Ally Financial, Inc.
4.63%, 05/19/22	150,000	157,374
3.88%, 05/21/24 (a)	100,000	104,405
5.13%, 09/30/24	100,000	109,614
American Express Co.
3.38%, 05/17/21 (a)	150,000	152,886
3.70%, 11/05/21 (a)	150,000	154,678
2.75%, 05/20/22 (a)	150,000	152,518
2.50%, 08/01/22 (a)	250,000	252,779
2.65%, 12/02/22	500,000	508,615
3.70%, 08/03/23 (a)	250,000	263,034
3.40%, 02/22/24 (a)	50,000	52,234
2.50%, 07/30/24 (a)	400,000	403,972
American Express Credit Corp.
2.25%, 05/05/21 (a)	300,000	301,540
Australia & New Zealand Banking Group Ltd.
2.30%, 06/01/21	500,000	502,420
2.63%, 11/09/22	250,000	254,256
Banco Santander S.A.
3.50%, 04/11/22	200,000	205,493
3.85%, 04/12/23	200,000	208,550
2.71%, 06/27/24	200,000	202,479
Bank of America Corp.
5.00%, 05/13/21	240,000	250,090
5.70%, 01/24/22	750,000	808,226
3.50%, 05/17/22 (a)(b)	150,000	153,224
2.50%, 10/21/22 (a)	150,000	151,194
3.30%, 01/11/23	500,000	517,052
4.10%, 07/24/23	150,000	159,964
3.00%, 12/20/23 (a)(b)	750,000	766,264
4.13%, 01/22/24	250,000	268,327
3.55%, 03/05/24 (a)(b)	250,000	259,747
4.00%, 04/01/24	250,000	267,964
3.86%, 07/23/24 (a)(b)	600,000	632,343
4.20%, 08/26/24	350,000	375,370
3.46%, 03/15/25 (a)(b)	200,000	208,567
3.09%, 10/01/25 (a)(b)	200,000	206,148
2.46%, 10/22/25 (a)(b)	250,000	251,001
Bank of America NA
3.34%, 01/25/23 (a)(b)	250,000	256,424
Bank of Montreal
3.10%, 04/13/21	150,000	152,402
1.90%, 08/27/21	150,000	149,915
2.90%, 03/26/22	200,000	203,945
2.35%, 09/11/22	150,000	151,904
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.55%, 11/06/22 (a)	150,000	152,438
3.30%, 02/05/24	200,000	208,318
2.50%, 06/28/24	200,000	202,103
4.34%, 10/05/28 (a)(b)	100,000	105,326
Barclays Bank PLC
2.65%, 01/11/21 (a)	300,000	301,926
Barclays PLC
3.25%, 01/12/21	100,000	101,073
3.20%, 08/10/21	200,000	202,874
3.68%, 01/10/23 (a)	200,000	204,426
4.61%, 02/15/23 (a)(b)	400,000	416,994
4.34%, 05/16/24 (a)(b)	200,000	210,015
3.93%, 05/07/25 (a)(b)	200,000	208,401
BB&T Corp.
2.15%, 02/01/21 (a)	250,000	250,501
3.20%, 09/03/21 (a)	250,000	254,921
2.20%, 03/16/23 (a)	150,000	150,465
3.75%, 12/06/23 (a)	200,000	211,378
2.50%, 08/01/24 (a)	200,000	202,068
2.85%, 10/26/24 (a)	150,000	153,872
BBVA USA
2.50%, 08/27/24 (a)	250,000	248,574
BNP Paribas S.A.
5.00%, 01/15/21	400,000	413,402
4.25%, 10/15/24	200,000	212,628
BPCE S.A.
2.75%, 12/02/21	250,000	253,486
4.00%, 04/15/24	250,000	268,094
Branch Banking & Trust Co.
2.63%, 01/15/22 (a)	200,000	202,596
Canadian Imperial Bank of Commerce
2.70%, 02/02/21	250,000	252,275
3.50%, 09/13/23	150,000	157,888
3.10%, 04/02/24	150,000	154,734
Capital One Bank USA NA
3.38%, 02/15/23	250,000	257,615
Capital One Financial Corp.
4.75%, 07/15/21	150,000	156,332
3.05%, 03/09/22 (a)	350,000	357,094
3.20%, 01/30/23 (a)	150,000	154,233
3.90%, 01/29/24 (a)	150,000	158,510
3.30%, 10/30/24 (a)	200,000	207,298
Capital One NA
2.25%, 09/13/21 (a)	300,000	300,780
2.65%, 08/08/22 (a)	250,000	253,234
Citibank NA
3.40%, 07/23/21 (a)	500,000	511,520
3.17%, 02/19/22 (a)(b)	250,000	253,257
3.65%, 01/23/24 (a)	250,000	264,875

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Citigroup, Inc.
2.70%, 03/30/21	150,000	151,303
2.35%, 08/02/21	400,000	402,068
2.90%, 12/08/21 (a)	250,000	253,772
4.50%, 01/14/22	300,000	314,932
2.75%, 04/25/22 (a)	200,000	203,013
4.05%, 07/30/22	100,000	104,617
2.70%, 10/27/22 (a)	400,000	406,436
2.31%, 11/04/22 (a)(b)	150,000	150,333
3.14%, 01/24/23 (a)(b)	250,000	254,839
3.50%, 05/15/23	100,000	103,947
2.88%, 07/24/23 (a)(b)	250,000	253,844
3.88%, 10/25/23	100,000	106,280
4.04%, 06/01/24 (a)(b)	150,000	158,474
3.75%, 06/16/24	100,000	105,949
3.35%, 04/24/25 (a)(b)	350,000	363,078
Citizens Bank NA
2.65%, 05/26/22 (a)	250,000	253,160
Comerica, Inc.
3.70%, 07/31/23 (a)	100,000	105,304
Commonwealth Bank of Australia
2.55%, 03/15/21	250,000	251,724
Cooperatieve Rabobank UA
2.50%, 01/19/21	528,000	531,252
3.13%, 04/26/21	250,000	254,030
3.88%, 02/08/22	250,000	259,707
2.75%, 01/10/23	250,000	254,695
4.63%, 12/01/23	250,000	269,712
Credit Suisse AG
3.63%, 09/09/24	400,000	423,790
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	250,000	252,611
3.45%, 04/16/21	305,000	310,319
3.80%, 09/15/22	250,000	260,139
3.80%, 06/09/23	250,000	261,481
Deutsche Bank AG
3.15%, 01/22/21	200,000	200,437
3.38%, 05/12/21	100,000	100,503
4.25%, 10/14/21	500,000	511,460
5.00%, 02/14/22	200,000	207,929
3.30%, 11/16/22	100,000	100,606
3.95%, 02/27/23	250,000	254,949
3.70%, 05/30/24	100,000	100,777
3.96%, 11/26/25 (a)(b)	150,000	151,082
Discover Bank
3.20%, 08/09/21 (a)	250,000	254,265
4.20%, 08/08/23	250,000	266,204
2.45%, 09/12/24 (a)	250,000	249,913
Fifth Third Bancorp
3.65%, 01/25/24 (a)	250,000	263,351
Fifth Third Bank
2.88%, 10/01/21 (a)	200,000	202,774
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/21 (a)	250,000	251,072
HSBC Holdings PLC
3.40%, 03/08/21	228,000	231,622
5.10%, 04/05/21	250,000	259,819
2.95%, 05/25/21	467,000	473,153
2.65%, 01/05/22	200,000	202,060
4.00%, 03/30/22	200,000	208,547
3.26%, 03/13/23 (a)(b)	400,000	408,220
3.03%, 11/22/23 (a)(b)	350,000	356,825
4.25%, 03/14/24	250,000	264,585
3.95%, 05/18/24 (a)(b)	200,000	209,265
3.80%, 03/11/25 (a)(b)	400,000	418,114
2.63%, 11/07/25 (a)(b)	200,000	199,311
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Huntington Bancshares, Inc.
2.30%, 01/14/22 (a)	250,000	251,210
ING Groep N.V.
3.15%, 03/29/22	250,000	255,729
4.10%, 10/02/23	200,000	212,260
JPMorgan Chase & Co.
2.55%, 03/01/21 (a)	250,000	251,706
4.63%, 05/10/21	400,000	414,908
2.40%, 06/07/21 (a)	150,000	150,899
2.30%, 08/15/21 (a)	250,000	250,507
4.35%, 08/15/21	350,000	363,839
4.50%, 01/24/22	450,000	473,044
3.25%, 09/23/22	250,000	258,285
2.97%, 01/15/23 (a)	500,000	508,840
3.20%, 01/25/23	300,000	310,254
3.21%, 04/01/23 (a)(b)	200,000	204,667
3.38%, 05/01/23	500,000	518,850
2.70%, 05/18/23 (a)	200,000	203,530
3.88%, 02/01/24	150,000	160,024
3.56%, 04/23/24 (a)(b)	150,000	156,386
3.63%, 05/13/24	200,000	211,939
3.80%, 07/23/24 (a)(b)	250,000	263,277
3.88%, 09/10/24	250,000	266,116
4.02%, 12/05/24 (a)(b)	250,000	266,506
3.22%, 03/01/25 (a)(b)	300,000	310,681
2.30%, 10/15/25 (a)(b)	250,000	249,373
KeyBank NA
2.50%, 11/22/21	250,000	252,550
3.38%, 03/07/23	250,000	259,947
Lloyds Bank PLC
2.25%, 08/14/22	200,000	200,566
Lloyds Banking Group PLC
3.10%, 07/06/21	300,000	304,630
3.00%, 01/11/22	300,000	304,281
2.86%, 03/17/23 (a)(b)	200,000	201,927
4.05%, 08/16/23	200,000	211,214
2.91%, 11/07/23 (a)(b)	200,000	202,435
3.90%, 03/12/24	200,000	210,552
M&T Bank Corp.
3.55%, 07/26/23 (a)	250,000	262,486
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	241,000	243,611
3.54%, 07/26/21	100,000	102,333
2.19%, 09/13/21	200,000	200,347
3.00%, 02/22/22	250,000	254,691
3.22%, 03/07/22	100,000	102,350
2.62%, 07/18/22	250,000	252,989
2.67%, 07/25/22	150,000	151,932
3.46%, 03/02/23	150,000	155,468
3.76%, 07/26/23	250,000	262,827
3.41%, 03/07/24	200,000	208,511
2.80%, 07/18/24	200,000	203,667
Mizuho Financial Group, Inc.
2.27%, 09/13/21	200,000	200,428
2.95%, 02/28/22	200,000	203,262
3.55%, 03/05/23	300,000	311,697
2.84%, 07/16/25 (a)(b)	200,000	202,391
Morgan Stanley
5.75%, 01/25/21	650,000	677,176
2.50%, 04/21/21	250,000	251,526
5.50%, 07/28/21	150,000	158,309
2.63%, 11/17/21	200,000	202,277
2.75%, 05/19/22	500,000	507,230
4.88%, 11/01/22	150,000	160,919
3.13%, 01/23/23	300,000	308,361
3.75%, 02/25/23	150,000	157,159
4.10%, 05/22/23	100,000	105,655

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.74%, 04/24/24 (a)(b)	500,000	522,737
3.88%, 04/29/24	350,000	372,615
3.70%, 10/23/24	350,000	371,310
2.72%, 07/22/25 (a)(b)	250,000	253,022
MUFG Union Bank NA
3.15%, 04/01/22 (a)	250,000	256,066
National Australia Bank Ltd.
2.50%, 01/12/21	250,000	251,482
1.88%, 07/12/21	250,000	249,699
2.50%, 05/22/22	250,000	252,917
2.88%, 04/12/23	300,000	307,093
Northern Trust Corp.
3.38%, 08/23/21	150,000	153,816
PNC Bank NA
2.50%, 01/22/21 (a)	200,000	201,218
2.63%, 02/17/22 (a)	300,000	304,108
2.70%, 11/01/22 (a)	250,000	254,387
3.50%, 06/08/23 (a)	250,000	262,461
Regions Financial Corp.
3.20%, 02/08/21 (a)	350,000	354,324
3.80%, 08/14/23 (a)	150,000	158,093
Royal Bank of Canada
2.50%, 01/19/21	150,000	150,952
3.20%, 04/30/21	200,000	203,605
2.75%, 02/01/22	100,000	101,871
2.80%, 04/29/22	150,000	153,058
3.70%, 10/05/23	175,000	184,847
2.55%, 07/16/24	250,000	253,531
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	200,000	217,331
3.50%, 05/15/23 (a)(b)	200,000	204,304
6.10%, 06/10/23	150,000	164,413
3.88%, 09/12/23	200,000	208,403
6.00%, 12/19/23	200,000	221,035
5.13%, 05/28/24	200,000	215,354
4.52%, 06/25/24 (a)(b)	200,000	211,661
4.27%, 03/22/25 (a)(b)	200,000	211,200
3.75%, 11/01/29 (a)(b)	200,000	201,636
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	261,000	268,183
3.40%, 01/18/23 (a)	100,000	102,633
3.50%, 06/07/24 (a)	100,000	102,659
Santander UK Group Holdings PLC
2.88%, 08/05/21	200,000	201,984
3.57%, 01/10/23 (a)	200,000	204,191
3.37%, 01/05/24 (a)(b)	250,000	254,436
Santander UK PLC
4.00%, 03/13/24	200,000	213,695
2.88%, 06/18/24	200,000	203,457
Skandinaviska Enskilda Banken AB
2.63%, 03/15/21	250,000	251,837
State Street Corp.
1.95%, 05/19/21	250,000	250,330
3.10%, 05/15/23	250,000	258,177
3.78%, 12/03/24 (a)(b)	100,000	106,071
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	250,000	261,889
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	255,000	257,632
2.06%, 07/14/21	150,000	150,068
2.44%, 10/19/21	300,000	302,220
2.78%, 07/12/22	250,000	253,980
2.78%, 10/18/22	150,000	152,521
3.10%, 01/17/23	250,000	256,360
3.75%, 07/19/23	200,000	210,269
2.70%, 07/16/24	400,000	404,602
Security Rate, Maturity Date	Face Amount ($)	Value ($)
SunTrust Bank
2.80%, 05/17/22 (a)	100,000	101,705
3.20%, 04/01/24 (a)	200,000	208,327
3.69%, 08/02/24 (a)(b)	100,000	104,929
SunTrust Banks, Inc.
2.90%, 03/03/21 (a)	250,000	252,425
2.70%, 01/27/22 (a)	250,000	252,967
Svenska Handelsbanken AB
1.88%, 09/07/21	250,000	249,753
3.90%, 11/20/23	250,000	267,075
Synchrony Bank
3.00%, 06/15/22 (a)	250,000	253,584
Synchrony Financial
2.85%, 07/25/22 (a)	100,000	100,971
4.25%, 08/15/24 (a)	150,000	158,354
The Bank of New York Mellon Corp.
2.05%, 05/03/21 (a)	450,000	450,936
2.60%, 02/07/22 (a)	250,000	253,682
2.95%, 01/29/23 (a)	150,000	154,338
3.50%, 04/28/23	150,000	157,166
2.66%, 05/16/23 (a)(b)	100,000	101,341
2.20%, 08/16/23 (a)	100,000	100,620
3.65%, 02/04/24 (a)	150,000	159,320
3.25%, 09/11/24 (a)	100,000	105,136
The Bank of Nova Scotia
3.13%, 04/20/21	150,000	152,512
2.80%, 07/21/21	150,000	152,230
2.70%, 03/07/22	500,000	508,517
2.38%, 01/18/23	150,000	151,706
3.40%, 02/11/24	250,000	261,541
4.65%, Perpetual (a)(b)(c)	100,000	100,673
The Goldman Sachs Group, Inc.
2.60%, 12/27/20 (a)	250,000	250,450
2.88%, 02/25/21 (a)	250,000	252,465
2.63%, 04/25/21 (a)	250,000	251,871
5.25%, 07/27/21	450,000	473,053
2.35%, 11/15/21 (a)	250,000	250,829
5.75%, 01/24/22	305,000	327,668
3.00%, 04/26/22 (a)	250,000	252,849
2.88%, 10/31/22 (a)(b)	250,000	252,930
3.63%, 01/22/23	250,000	260,671
3.20%, 02/23/23 (a)	250,000	257,305
2.91%, 06/05/23 (a)(b)	350,000	355,407
2.91%, 07/24/23 (a)(b)	300,000	304,690
3.63%, 02/20/24 (a)	150,000	157,321
4.00%, 03/03/24	300,000	319,251
3.85%, 07/08/24 (a)	250,000	264,832
3.27%, 09/29/25 (a)(b)	300,000	310,212
The Huntington National Bank
3.55%, 10/06/23 (a)	250,000	262,646
The PNC Financial Services Group, Inc.
2.85%, 11/09/22 (a)	250,000	256,001
3.50%, 01/23/24 (a)	200,000	210,911
3.90%, 04/29/24 (a)	100,000	106,686
The Toronto-Dominion Bank
2.50%, 12/14/20	550,000	553,454
2.55%, 01/25/21	500,000	503,842
3.50%, 07/19/23	150,000	158,015
3.25%, 03/11/24	150,000	156,858
2.65%, 06/12/24	200,000	204,340
US Bancorp
2.35%, 01/29/21 (a)	150,000	150,803
4.13%, 05/24/21 (a)	100,000	103,112
2.63%, 01/24/22 (a)	150,000	152,361
3.00%, 03/15/22 (a)	150,000	153,635
2.95%, 07/15/22 (a)	150,000	153,697

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.38%, 02/05/24 (a)	250,000	262,885
2.40%, 07/30/24 (a)	150,000	152,231
3.60%, 09/11/24 (a)	100,000	106,486
US Bank NA
3.40%, 07/24/23 (a)	250,000	262,272
US Bank NA/Cincinnati OH
3.45%, 11/16/21 (a)	250,000	257,040
Wells Fargo & Co.
2.55%, 12/07/20	350,000	352,266
3.00%, 01/22/21	250,000	252,896
2.50%, 03/04/21	250,000	251,561
4.60%, 04/01/21	400,000	413,406
2.10%, 07/26/21	528,000	529,101
3.50%, 03/08/22	200,000	206,141
2.63%, 07/22/22	500,000	506,150
3.07%, 01/24/23 (a)	250,000	254,490
3.45%, 02/13/23	250,000	258,636
4.13%, 08/15/23	100,000	105,990
4.48%, 01/16/24	100,000	108,195
3.75%, 01/24/24 (a)	400,000	422,268
3.30%, 09/09/24	300,000	313,339
2.41%, 10/30/25 (a)(b)	300,000	299,394
Wells Fargo Bank NA
2.60%, 01/15/21	250,000	251,834
3.63%, 10/22/21 (a)	250,000	257,199
2.08%, 09/09/22 (a)(b)	250,000	249,636
3.55%, 08/14/23 (a)	250,000	262,064
Westpac Banking Corp.
2.65%, 01/25/21	200,000	201,439
2.00%, 08/19/21	150,000	149,906
3.65%, 05/15/23	500,000	523,775
3.30%, 02/26/24	150,000	156,188
Zions Bancorp NA
3.35%, 03/04/22 (a)	250,000	255,961
		78,775,093
Brokerage/Asset Managers/Exchanges 0.3%
Ameriprise Financial, Inc.
4.00%, 10/15/23	150,000	159,968
BGC Partners, Inc.
3.75%, 10/01/24 (a)(f)	100,000	99,060
BlackRock, Inc.
3.38%, 06/01/22	250,000	259,566
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	100,000	106,236
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	300,000	304,258
Eaton Vance Corp.
3.63%, 06/15/23	100,000	104,800
Intercontinental Exchange, Inc.
2.75%, 12/01/20 (a)	200,000	201,608
2.35%, 09/15/22 (a)	100,000	100,898
4.00%, 10/15/23	100,000	106,863
Invesco Finance PLC
4.00%, 01/30/24	100,000	106,346
Jefferies Financial Group, Inc.
5.50%, 10/18/23 (a)	100,000	109,084
Jefferies Group LLC
6.88%, 04/15/21	250,000	264,620
Stifel Financial Corp.
4.25%, 07/18/24	100,000	106,130
Security Rate, Maturity Date	Face Amount ($)	Value ($)
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)	100,000	102,140
3.75%, 04/01/24 (a)	100,000	106,210
		2,237,787
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 05/15/21	200,000	206,515
3.95%, 02/01/22 (a)	500,000	516,942
3.30%, 01/23/23 (a)	150,000	153,773
4.88%, 01/16/24 (a)	150,000	162,835
2.88%, 08/14/24 (a)	150,000	151,588
Air Lease Corp.
2.50%, 03/01/21	200,000	200,791
2.63%, 07/01/22 (a)	155,000	156,578
2.75%, 01/15/23 (a)	350,000	353,934
3.00%, 09/15/23 (a)	100,000	102,277
4.25%, 02/01/24 (a)	100,000	106,951
4.25%, 09/15/24 (a)	100,000	107,387
Aircastle Ltd.
5.13%, 03/15/21	150,000	155,189
4.40%, 09/25/23 (a)	150,000	158,986
4.13%, 05/01/24 (a)	100,000	105,038
GATX Corp.
4.85%, 06/01/21	100,000	103,893
4.35%, 02/15/24 (a)	100,000	107,002
International Lease Finance Corp.
4.63%, 04/15/21	28,000	28,893
5.88%, 08/15/22	90,000	98,302
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	50,000	52,809
		3,029,683
Financial Other 0.0%
ORIX Corp.
2.90%, 07/18/22	80,000	81,409
Insurance 0.8%
Aetna, Inc.
2.75%, 11/15/22 (a)	300,000	304,797
Aflac, Inc.
3.63%, 06/15/23	150,000	157,900
American International Group, Inc.
3.30%, 03/01/21 (a)	150,000	152,244
4.88%, 06/01/22	200,000	214,051
4.13%, 02/15/24	100,000	107,255
Anthem, Inc.
3.70%, 08/15/21 (a)	300,000	306,996
3.30%, 01/15/23	200,000	207,029
3.50%, 08/15/24 (a)	100,000	104,725
Aon PLC
3.50%, 06/14/24 (a)	150,000	157,213
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	100,000	111,202
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	350,000	359,749
Berkshire Hathaway, Inc.
2.20%, 03/15/21 (a)	150,000	150,833
3.75%, 08/15/21	150,000	154,803
2.75%, 03/15/23 (a)	150,000	154,091
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (a)	100,000	102,803
2.70%, 03/13/23	150,000	153,359

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
CNA Financial Corp.
5.75%, 08/15/21	100,000	105,818
Humana, Inc.
2.90%, 12/15/22 (a)	150,000	152,926
Lincoln National Corp.
4.00%, 09/01/23	150,000	160,248
Loews Corp.
2.63%, 05/15/23 (a)	150,000	152,980
Marsh & McLennan Cos., Inc.
4.80%, 07/15/21 (a)	150,000	155,749
3.30%, 03/14/23 (a)	100,000	103,380
3.88%, 03/15/24 (a)	100,000	106,370
3.50%, 06/03/24 (a)	100,000	104,948
MetLife, Inc.
3.05%, 12/15/22	250,000	258,390
3.60%, 04/10/24	150,000	159,124
Principal Financial Group, Inc.
3.30%, 09/15/22	100,000	103,263
Prudential Financial, Inc.
3.50%, 05/15/24	100,000	106,137
5.88%, 09/15/42 (a)(b)	100,000	108,105
5.63%, 06/15/43 (a)(b)	150,000	162,978
5.20%, 03/15/44 (a)(b)	100,000	106,550
Reinsurance Group of America, Inc.
4.70%, 09/15/23	100,000	108,768
The Allstate Corp.
3.15%, 06/15/23	150,000	156,012
5.75%, 08/15/53 (a)(b)	75,000	80,985
UnitedHealth Group, Inc.
2.13%, 03/15/21	150,000	150,386
2.88%, 12/15/21	150,000	152,742
3.35%, 07/15/22	350,000	362,554
2.38%, 10/15/22	100,000	101,044
2.75%, 02/15/23 (a)	250,000	254,916
3.50%, 06/15/23	100,000	104,778
Unum Group
4.00%, 03/15/24	70,000	74,010
Voya Financial, Inc.
5.65%, 05/15/53 (a)(b)	100,000	105,616
Willis North America, Inc.
3.60%, 05/15/24 (a)	100,000	104,495
Willis Towers Watson PLC
5.75%, 03/15/21	400,000	417,902
WR Berkley Corp.
4.63%, 03/15/22	100,000	105,546
		7,225,770
REITs 0.6%
Alexandria Real Estate Equities, Inc.
3.90%, 06/15/23 (a)	100,000	105,196
4.00%, 01/15/24 (a)	100,000	107,088
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (a)	100,000	104,232
AvalonBay Communities, Inc.
2.95%, 09/15/22 (a)	100,000	102,349
Boston Properties LP
3.85%, 02/01/23 (a)	250,000	263,150
3.80%, 02/01/24 (a)	150,000	159,126
Brixmor Operating Partnership LP
3.88%, 08/15/22 (a)	100,000	104,160
Corporate Office Properties LP
3.70%, 06/15/21 (a)	100,000	101,293
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Digital Realty Trust LP
2.75%, 02/01/23 (a)	200,000	202,309
Duke Realty LP
4.38%, 06/15/22 (a)	250,000	262,309
ERP Operating LP
3.00%, 04/15/23 (a)	250,000	258,412
Essex Portfolio LP
3.63%, 08/15/22 (a)	100,000	103,350
HCP, Inc.
4.20%, 03/01/24 (a)	100,000	107,143
Healthpeak Properties, Inc.
4.25%, 11/15/23 (a)	100,000	106,998
3.88%, 08/15/24 (a)	100,000	106,703
Host Hotels & Resorts LP
3.75%, 10/15/23 (a)	150,000	156,723
3.88%, 04/01/24 (a)	100,000	105,256
Kimco Realty Corp.
3.20%, 05/01/21 (a)	150,000	152,114
3.40%, 11/01/22 (a)	75,000	77,633
Liberty Property LP
3.38%, 06/15/23 (a)	100,000	103,950
4.40%, 02/15/24 (a)	100,000	108,497
National Retail Properties, Inc.
3.80%, 10/15/22 (a)	100,000	104,064
3.90%, 06/15/24 (a)	100,000	106,139
Office Properties Income Trust
4.00%, 07/15/22 (a)	175,000	178,429
4.25%, 05/15/24 (a)	100,000	103,817
Piedmont Operating Partnership LP
3.40%, 06/01/23 (a)	100,000	102,397
Realty Income Corp.
3.25%, 10/15/22 (a)	250,000	258,126
4.65%, 08/01/23 (a)	100,000	108,507
Service Properties Trust
5.00%, 08/15/22 (a)	250,000	261,552
4.35%, 10/01/24 (a)	100,000	102,606
Simon Property Group LP
2.35%, 01/30/22 (a)	150,000	151,225
2.75%, 06/01/23 (a)	250,000	256,562
3.75%, 02/01/24 (a)	100,000	106,403
2.00%, 09/13/24 (a)	100,000	99,547
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	100,000	102,315
Ventas Realty LP
3.13%, 06/15/23 (a)	150,000	153,822
3.75%, 05/01/24 (a)	100,000	105,307
Welltower, Inc.
3.95%, 09/01/23 (a)	150,000	158,740
3.63%, 03/15/24 (a)	250,000	262,911
		5,620,460
		96,970,202

Industrial 13.7%
Basic Industry 0.7%
Air Products & Chemicals, Inc.
2.75%, 02/03/23	79,000	81,165
ArcelorMittal S.A.
6.25%, 02/25/22 (d)(e)	250,000	269,745
3.60%, 07/16/24	100,000	101,893
Barrick Gold Corp.
3.85%, 04/01/22	100,000	103,323

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
BHP Billiton Finance (USA) Ltd.
2.88%, 02/24/22	150,000	152,906
3.85%, 09/30/23	100,000	106,917
Celanese US Holdings LLC
5.88%, 06/15/21	100,000	105,160
3.50%, 05/08/24 (a)	100,000	103,360
Domtar Corp.
4.40%, 04/01/22 (a)	250,000	258,995
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	300,000	320,590
Eastman Chemical Co.
3.50%, 12/01/21	150,000	153,625
Ecolab, Inc.
4.35%, 12/08/21	150,000	157,024
2.38%, 08/10/22 (a)	100,000	100,967
3.25%, 01/14/23 (a)	100,000	103,464
Fibria Overseas Finance Ltd
5.25%, 05/12/24	100,000	108,035
International Paper Co.
4.75%, 02/15/22 (a)	124,000	130,224
3.65%, 06/15/24 (a)	100,000	105,251
Kinross Gold Corp.
5.95%, 03/15/24 (a)	100,000	111,000
LYB International Finance BV
4.00%, 07/15/23	150,000	158,860
LyondellBasell Industries N.V.
6.00%, 11/15/21 (a)	200,000	212,707
Newmont Goldcorp Corp.
3.63%, 06/09/21 (a)	100,000	102,024
3.70%, 03/15/23 (a)	200,000	208,279
Nucor Corp.
4.00%, 08/01/23 (a)	100,000	105,977
Nutrien Ltd.
3.15%, 10/01/22 (a)	200,000	204,672
Packaging Corp. of America
2.45%, 12/15/20	50,000	50,354
4.50%, 11/01/23 (a)	100,000	107,947
3.65%, 09/15/24 (a)	100,000	105,190
PPG Industries, Inc.
2.40%, 08/15/24 (a)	100,000	100,695
Praxair, Inc.
4.05%, 03/15/21	250,000	256,945
2.45%, 02/15/22 (a)	100,000	101,216
2.70%, 02/21/23 (a)	100,000	102,237
RPM International, Inc.
3.45%, 11/15/22 (a)	250,000	256,877
SASOL Financing USA LLC
5.88%, 03/27/24 (a)	200,000	215,537
The Dow Chemical Co.
3.00%, 11/15/22 (a)	150,000	153,442
3.15%, 05/15/24 (a)	100,000	102,959
3.50%, 10/01/24 (a)	100,000	104,930
The Mosaic Co.
3.25%, 11/15/22 (a)	250,000	255,662
The Sherwin-Williams Co.
2.75%, 06/01/22 (a)	113,000	114,821
3.13%, 06/01/24 (a)	100,000	103,500
Vale Overseas Ltd.
4.38%, 01/11/22	100,000	104,710
Weyerhaeuser Co.
4.63%, 09/15/23	100,000	108,135
		5,911,320
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Capital Goods 1.3%
3M Co.
2.75%, 03/01/22 (a)	100,000	101,997
1.75%, 02/14/23 (a)	100,000	99,504
2.25%, 03/15/23 (a)	150,000	151,306
3.25%, 02/14/24 (a)	150,000	157,290
ABB Finance USA, Inc.
2.88%, 05/08/22	100,000	102,052
3.38%, 04/03/23 (a)	125,000	130,202
Caterpillar Financial Services Corp.
2.65%, 05/17/21	200,000	202,113
1.70%, 08/09/21	100,000	99,612
3.15%, 09/07/21	250,000	255,302
1.93%, 10/01/21	250,000	249,911
2.40%, 06/06/22	100,000	101,146
2.55%, 11/29/22	125,000	127,371
3.45%, 05/15/23	150,000	157,187
2.85%, 05/17/24	100,000	103,305
3.30%, 06/09/24	100,000	105,175
Caterpillar, Inc.
3.40%, 05/15/24 (a)	100,000	105,822
CNH Industrial Capital LLC
4.88%, 04/01/21	100,000	103,816
4.20%, 01/15/24	50,000	53,124
CNH Industrial N.V.
4.50%, 08/15/23	100,000	106,822
Eaton Corp.
2.75%, 11/02/22	150,000	153,062
Embraer Overseas Ltd.
5.70%, 09/16/23 (f)	100,000	109,997
Emerson Electric Co.
2.63%, 12/01/21 (a)	150,000	152,290
Flowserve Corp.
3.50%, 09/15/22 (a)	100,000	102,690
Fortive Corp.
2.35%, 06/15/21 (a)	250,000	250,559
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	100,000	105,590
General Dynamics Corp.
3.00%, 05/11/21	100,000	101,665
2.25%, 11/15/22 (a)	200,000	202,492
3.38%, 05/15/23 (a)	300,000	313,696
General Electric Co.
4.63%, 01/07/21	250,000	256,656
5.30%, 02/11/21	150,000	155,092
4.65%, 10/17/21	150,000	156,625
3.15%, 09/07/22	100,000	102,058
2.70%, 10/09/22	350,000	353,117
3.10%, 01/09/23	150,000	153,311
3.38%, 03/11/24	100,000	103,453
3.45%, 05/15/24 (a)	100,000	103,423
Honeywell International, Inc.
1.85%, 11/01/21 (a)	100,000	100,007
3.35%, 12/01/23	150,000	158,092
2.30%, 08/15/24 (a)	150,000	151,915
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	100,000	106,009
Ingersoll-Rand Global Holding Co., Ltd.
2.90%, 02/21/21	150,000	151,264
4.25%, 06/15/23	100,000	106,863
John Deere Capital Corp.
2.55%, 01/08/21	150,000	151,124
2.80%, 03/04/21	100,000	101,157
2.88%, 03/12/21	150,000	151,877

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.20%, 01/10/22	100,000	102,644
2.70%, 01/06/23	250,000	255,999
2.80%, 03/06/23	150,000	154,342
3.45%, 06/07/23	250,000	262,291
3.65%, 10/12/23	100,000	106,089
2.60%, 03/07/24	150,000	153,208
2.65%, 06/24/24	100,000	102,541
Johnson Controls International PLC
3.63%, 07/02/24 (a)	100,000	104,989
L3Harris Technologies, Inc.
3.85%, 06/15/23 (a)	100,000	105,473
Lockheed Martin Corp.
3.35%, 09/15/21	19,000	19,482
Masco Corp.
5.95%, 03/15/22	100,000	107,654
Mohawk Industries, Inc.
3.85%, 02/01/23 (a)	100,000	104,442
Northrop Grumman Corp.
2.55%, 10/15/22 (a)	150,000	152,185
3.25%, 08/01/23	150,000	156,173
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	100,000	101,489
Precision Castparts Corp.
2.50%, 01/15/23 (a)	100,000	101,525
Raytheon Co.
2.50%, 12/15/22 (a)	200,000	203,117
Republic Services, Inc.
3.55%, 06/01/22 (a)	200,000	207,023
2.50%, 08/15/24 (a)	250,000	252,835
Rockwell Collins, Inc.
2.80%, 03/15/22 (a)	350,000	355,840
Roper Technologies, Inc.
2.80%, 12/15/21 (a)	200,000	202,757
2.35%, 09/15/24 (a)	100,000	100,208
Spirit AeroSystems, Inc.
3.95%, 06/15/23 (a)	100,000	103,848
Stanley Black & Decker, Inc.
2.90%, 11/01/22	100,000	102,751
The Boeing Co.
2.30%, 08/01/21	150,000	150,691
2.35%, 10/30/21	100,000	100,645
2.13%, 03/01/22 (a)	100,000	100,157
1.88%, 06/15/23 (a)	100,000	99,389
2.80%, 03/01/24 (a)	100,000	102,466
United Technologies Corp.
1.95%, 11/01/21 (a)	400,000	399,848
3.65%, 08/16/23 (a)	350,000	368,975
2.80%, 05/04/24 (a)	100,000	102,784
Wabtec Corp.
4.40%, 03/15/24 (a)(d)(e)	100,000	106,171
Waste Management, Inc.
4.60%, 03/01/21 (a)	100,000	102,726
2.40%, 05/15/23 (a)	100,000	101,080
2.95%, 06/15/24 (a)	100,000	103,387
		12,024,365
Communications 1.4%
Activision Blizzard, Inc.
2.60%, 06/15/22 (a)	100,000	101,181
America Movil, S.A.B. de CV
3.13%, 07/16/22	250,000	256,321
American Tower Corp.
3.30%, 02/15/21 (a)	150,000	152,003
3.45%, 09/15/21	300,000	306,789
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 01/31/23	200,000	207,334
5.00%, 02/15/24	100,000	110,074
3.38%, 05/15/24 (a)	100,000	103,852
AT&T, Inc.
2.80%, 02/17/21 (a)	150,000	151,360
4.45%, 05/15/21	200,000	206,951
3.88%, 08/15/21	100,000	103,104
4.00%, 01/15/22	400,000	416,154
3.00%, 02/15/22	400,000	408,066
3.80%, 03/15/22	100,000	103,876
3.00%, 06/30/22 (a)	100,000	102,056
3.60%, 02/17/23 (a)	150,000	156,534
3.80%, 03/01/24 (a)	200,000	211,530
3.90%, 03/11/24 (a)	100,000	106,111
4.45%, 04/01/24 (a)	100,000	108,185
3.55%, 06/01/24 (a)	100,000	104,757
CBS Corp.
2.50%, 02/15/23 (a)	100,000	100,473
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	150,000	157,439
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	300,000	314,889
4.50%, 02/01/24 (a)	150,000	160,718
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	250,000	303,317
Comcast Corp.
3.45%, 10/01/21	250,000	257,067
1.63%, 01/15/22 (a)	300,000	298,687
2.75%, 03/01/23 (a)	150,000	153,474
3.00%, 02/01/24 (a)	150,000	155,271
3.70%, 04/15/24 (a)	350,000	372,447
Crown Castle International Corp.
3.40%, 02/15/21 (a)	150,000	152,064
2.25%, 09/01/21 (a)	100,000	100,171
4.88%, 04/15/22	14,000	14,848
5.25%, 01/15/23	250,000	272,111
3.15%, 07/15/23 (a)	50,000	51,454
3.20%, 09/01/24 (a)	100,000	103,427
Discovery Communications LLC
4.38%, 06/15/21	150,000	154,935
2.95%, 03/20/23 (a)	150,000	152,844
Electronic Arts, Inc.
3.70%, 03/01/21 (a)	267,000	272,268
Fox Corp.
3.67%, 01/25/22 (f)	125,000	129,120
4.03%, 01/25/24 (a)(f)	100,000	106,454
Moody’s Corp.
2.63%, 01/15/23 (a)	150,000	152,180
4.88%, 02/15/24 (a)	150,000	165,332
NBCUniversal Media LLC
4.38%, 04/01/21	150,000	154,822
2.88%, 01/15/23	150,000	154,126
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/22	300,000	310,327
Orange S.A.
4.13%, 09/14/21	100,000	103,902
RELX Capital, Inc.
3.13%, 10/15/22 (a)	100,000	102,424
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	125,000	127,996
Telefonica Emisiones S.A.
5.46%, 02/16/21	150,000	156,091
4.57%, 04/27/23	150,000	161,402

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Interpublic Group of Cos., Inc.
3.75%, 10/01/21	100,000	102,830
4.20%, 04/15/24	150,000	161,222
The Walt Disney Co.
4.50%, 02/15/21	300,000	309,264
3.00%, 09/15/22	200,000	206,184
1.75%, 08/30/24 (a)	100,000	98,971
3.70%, 09/15/24 (a)	100,000	107,228
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	200,000	213,995
Time Warner Cable LLC
4.13%, 02/15/21 (a)	200,000	203,400
Time Warner Entertainment Co. LP
8.38%, 03/15/23	150,000	178,123
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	200,000	202,830
Verizon Communications, Inc.
4.60%, 04/01/21	250,000	258,627
2.95%, 03/15/22	150,000	153,416
3.13%, 03/16/22	150,000	154,003
5.15%, 09/15/23	400,000	444,956
4.15%, 03/15/24 (a)	100,000	107,969
3.50%, 11/01/24 (a)	200,000	212,137
Viacom, Inc.
4.50%, 03/01/21	228,000	234,506
4.25%, 09/01/23 (a)	150,000	159,513
3.88%, 04/01/24 (a)	100,000	105,131
Vodafone Group PLC
2.50%, 09/26/22	100,000	101,577
3.75%, 01/16/24	250,000	263,315
WPP Finance 2010
4.75%, 11/21/21	100,000	104,726
3.75%, 09/19/24	100,000	105,172
		12,977,413
Consumer Cyclical 2.2%
Advance Auto Parts, Inc.
4.50%, 12/01/23 (a)	100,000	107,185
Alibaba Group Holding Ltd
3.60%, 11/28/24 (a)	200,000	210,018
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (a)	300,000	305,271
Amazon.com, Inc.
3.30%, 12/05/21 (a)	150,000	154,164
2.40%, 02/22/23 (a)	250,000	254,086
2.80%, 08/22/24 (a)	250,000	258,865
American Honda Finance Corp.
3.15%, 01/08/21	150,000	152,077
2.65%, 02/12/21	150,000	151,315
2.60%, 11/16/22	350,000	356,211
3.55%, 01/12/24	150,000	158,578
2.40%, 06/27/24	200,000	202,147
AutoZone, Inc.
3.13%, 07/15/23 (a)	250,000	257,089
Block Financial LLC
5.50%, 11/01/22 (a)	150,000	161,718
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	100,000	102,061
Costco Wholesale Corp.
2.15%, 05/18/21 (a)	250,000	251,227
2.75%, 05/18/24 (a)	100,000	103,299
D.R. Horton, Inc.
4.38%, 09/15/22 (a)	150,000	157,591
4.75%, 02/15/23 (a)	50,000	53,428
Security Rate, Maturity Date	Face Amount ($)	Value ($)
eBay, Inc.
2.75%, 01/30/23 (a)	150,000	152,224
3.45%, 08/01/24 (a)	150,000	156,808
Family Dollar Stores, Inc.
5.00%, 02/01/21	400,000	412,790
Ford Motor Credit Co., LLC
5.09%, 01/07/21	200,000	204,773
3.20%, 01/15/21	200,000	200,884
3.34%, 03/18/21	250,000	251,356
5.88%, 08/02/21	400,000	419,160
3.81%, 10/12/21	400,000	406,212
5.60%, 01/07/22	250,000	262,954
4.14%, 02/15/23 (a)	200,000	204,182
3.10%, 05/04/23	200,000	197,853
3.81%, 01/09/24 (a)	200,000	200,817
5.58%, 03/18/24 (a)	200,000	213,975
4.06%, 11/01/24 (a)	200,000	201,361
General Motors Co.
4.88%, 10/02/23	100,000	107,723
General Motors Financial Co., Inc.
4.20%, 03/01/21 (a)	150,000	153,101
3.55%, 04/09/21	150,000	152,359
3.20%, 07/06/21 (a)	100,000	101,201
4.38%, 09/25/21	100,000	103,495
4.20%, 11/06/21	250,000	258,306
3.45%, 01/14/22 (a)	250,000	254,964
3.45%, 04/10/22 (a)	150,000	153,013
3.15%, 06/30/22 (a)	100,000	101,651
3.25%, 01/05/23 (a)	250,000	254,441
3.70%, 05/09/23 (a)	100,000	102,955
4.25%, 05/15/23	200,000	209,634
4.15%, 06/19/23 (a)	100,000	104,817
5.10%, 01/17/24 (a)	150,000	162,266
3.95%, 04/13/24 (a)	250,000	260,151
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	100,000	109,465
3.35%, 09/01/24 (a)	100,000	102,390
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	100,000	103,271
IHS Markit Ltd.
3.63%, 05/01/24 (a)	100,000	104,267
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	200,000	203,904
Lowe’s Cos., Inc.
3.12%, 04/15/22 (a)	150,000	154,081
3.88%, 09/15/23 (a)	100,000	105,931
Macy’s Retail Holdings, Inc.
3.88%, 01/15/22 (a)	200,000	203,814
4.38%, 09/01/23 (a)	100,000	103,290
Magna International, Inc.
3.63%, 06/15/24 (a)	100,000	105,136
Marriott International, Inc.
2.88%, 03/01/21 (a)	150,000	151,376
2.30%, 01/15/22 (a)	200,000	200,565
3.60%, 04/15/24 (a)	100,000	105,163
Mastercard, Inc.
2.00%, 11/21/21 (a)	100,000	100,389
3.38%, 04/01/24	100,000	106,179
McDonald’s Corp.
2.75%, 12/09/20 (a)	300,000	302,623
2.63%, 01/15/22	150,000	152,234
3.35%, 04/01/23 (a)	150,000	156,140
Nordstrom, Inc.
4.00%, 10/15/21 (a)	150,000	153,936

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
NVR, Inc.
3.95%, 09/15/22 (a)	100,000	104,423
O'Reilly Automotive, Inc.
4.63%, 09/15/21 (a)	150,000	155,839
PACCAR Financial Corp.
2.80%, 03/01/21	150,000	151,732
2.65%, 05/10/22	100,000	101,808
2.15%, 08/15/24	100,000	100,185
QVC, Inc.
4.38%, 03/15/23	100,000	103,552
4.85%, 04/01/24	100,000	105,796
Sands China Ltd.
4.60%, 08/08/23 (a)	200,000	211,548
Starbucks Corp.
2.10%, 02/04/21 (a)	106,000	106,258
3.10%, 03/01/23 (a)	100,000	103,364
3.85%, 10/01/23 (a)	100,000	106,195
Target Corp.
3.50%, 07/01/24	200,000	213,968
The Home Depot, Inc.
2.00%, 04/01/21 (a)	300,000	300,654
4.40%, 04/01/21 (a)	150,000	154,087
2.63%, 06/01/22 (a)	250,000	254,821
3.75%, 02/15/24 (a)	100,000	106,680
The TJX Cos., Inc.
2.50%, 05/15/23 (a)	100,000	101,726
The Western Union Co.
4.25%, 06/09/23 (a)	150,000	158,353
Toyota Motor Credit Corp.
1.90%, 04/08/21	222,000	222,202
2.95%, 04/13/21	250,000	253,877
3.40%, 09/15/21	150,000	153,981
2.60%, 01/11/22	150,000	152,236
3.30%, 01/12/22	500,000	514,635
2.15%, 09/08/22	150,000	151,088
2.63%, 01/10/23	300,000	306,027
3.45%, 09/20/23	150,000	157,960
2.90%, 04/17/24	100,000	103,781
Visa, Inc.
2.20%, 12/14/20 (a)	250,000	251,022
2.15%, 09/15/22 (a)	200,000	201,996
2.80%, 12/14/22 (a)	250,000	256,854
Walgreen Co.
3.10%, 09/15/22	250,000	254,416
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	200,000	207,510
Walmart, Inc.
1.90%, 12/15/20	150,000	150,250
3.13%, 06/23/21	300,000	306,339
2.35%, 12/15/22 (a)	150,000	152,150
2.55%, 04/11/23 (a)	200,000	204,020
3.40%, 06/26/23 (a)	500,000	525,572
3.30%, 04/22/24 (a)	100,000	105,376
2.85%, 07/08/24 (a)	100,000	103,789
		19,461,980
Consumer Non-Cyclical 3.5%
Abbott Laboratories
2.90%, 11/30/21 (a)	550,000	560,604
AbbVie, Inc.
2.30%, 05/14/21 (a)	150,000	150,461
3.38%, 11/14/21	150,000	153,718
2.15%, 11/19/21 (f)	200,000	200,184
2.90%, 11/06/22	150,000	152,812
3.20%, 11/06/22 (a)	180,000	184,553
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.30%, 11/21/22 (f)	400,000	400,792
2.85%, 05/14/23 (a)	300,000	305,514
3.75%, 11/14/23 (a)	150,000	157,555
2.60%, 11/21/24 (a)(f)	400,000	402,364
Allergan Finance LLC
3.25%, 10/01/22 (a)	400,000	408,252
Allergan Funding SCS
3.45%, 03/15/22 (a)	100,000	102,195
3.85%, 06/15/24 (a)	100,000	104,991
Allergan, Inc.
2.80%, 03/15/23 (a)	100,000	100,684
Altria Group, Inc.
4.75%, 05/05/21	200,000	207,634
3.49%, 02/14/22	150,000	154,008
2.85%, 08/09/22	250,000	254,232
3.80%, 02/14/24 (a)	250,000	262,246
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	100,000	103,808
Amgen, Inc.
4.10%, 06/15/21 (a)	150,000	154,169
1.85%, 08/19/21 (a)	100,000	99,788
3.88%, 11/15/21 (a)	150,000	154,679
2.65%, 05/11/22 (a)	500,000	506,990
3.63%, 05/22/24 (a)	150,000	158,885
Anheuser-Busch InBev Finance, Inc.
2.63%, 01/17/23	100,000	101,816
3.30%, 02/01/23 (a)	270,000	280,014
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/22	40,000	40,652
3.50%, 01/12/24 (a)	200,000	210,631
Archer-Daniels-Midland Co.
3.38%, 03/15/22 (a)	100,000	103,042
AstraZeneca PLC
3.50%, 08/17/23 (a)	100,000	104,583
BAT Capital Corp.
2.76%, 08/15/22 (a)	150,000	151,663
3.22%, 08/15/24 (a)	300,000	305,680
2.79%, 09/06/24 (a)	150,000	150,087
Beam Suntory, Inc.
3.25%, 05/15/22 (a)	100,000	102,022
Becton Dickinson & Co.
3.13%, 11/08/21	250,000	254,581
2.89%, 06/06/22 (a)	150,000	152,355
3.36%, 06/06/24 (a)	150,000	156,163
Biogen, Inc.
3.63%, 09/15/22	150,000	156,183
Boston Scientific Corp.
3.45%, 03/01/24 (a)	200,000	209,316
Bristol-Myers Squibb Co.
2.55%, 05/14/21 (f)	150,000	151,497
2.60%, 05/16/22 (f)	200,000	203,283
2.00%, 08/01/22	150,000	150,787
3.25%, 08/15/22 (f)	100,000	103,329
3.55%, 08/15/22 (f)	150,000	156,355
2.75%, 02/15/23 (a)(f)	250,000	255,042
3.63%, 05/15/24 (a)(f)	150,000	158,911
2.90%, 07/26/24 (a)(f)	350,000	361,135
Bunge Ltd Finance Corp.
3.00%, 09/25/22 (a)	100,000	101,470
4.35%, 03/15/24 (a)	100,000	105,523
Campbell Soup Co.
4.25%, 04/15/21	150,000	154,123
3.65%, 03/15/23 (a)	150,000	156,027

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cardinal Health, Inc.
2.62%, 06/15/22 (a)	200,000	202,095
3.08%, 06/15/24 (a)	150,000	153,381
Church & Dwight Co., Inc.
2.45%, 08/01/22 (a)	150,000	151,284
Cigna Corp.
3.30%, 02/25/21 (a)(f)	159,000	160,999
3.40%, 09/17/21	250,000	255,674
4.75%, 11/15/21 (f)	285,000	298,488
4.00%, 02/15/22 (a)(f)	97,000	100,094
3.75%, 07/15/23 (a)	250,000	261,581
3.50%, 06/15/24 (a)(f)	97,000	100,975
Colgate-Palmolive Co.
2.30%, 05/03/22	100,000	101,921
2.10%, 05/01/23	100,000	100,706
CommonSpirit Health
2.76%, 10/01/24 (a)	150,000	151,544
Conagra Brands, Inc.
3.80%, 10/22/21	150,000	154,573
3.20%, 01/25/23 (a)	150,000	154,283
Constellation Brands, Inc.
3.75%, 05/01/21	150,000	153,478
3.20%, 02/15/23 (a)	250,000	257,182
CVS Health Corp.
3.35%, 03/09/21	213,000	216,452
2.13%, 06/01/21 (a)	350,000	350,765
2.75%, 12/01/22 (a)	200,000	203,127
3.70%, 03/09/23 (a)	750,000	781,935
4.00%, 12/05/23 (a)	150,000	158,983
3.38%, 08/12/24 (a)	100,000	104,255
2.63%, 08/15/24 (a)	100,000	100,899
DH Europe Finance II Sarl
2.05%, 11/15/22	100,000	100,104
Diageo Capital PLC
2.63%, 04/29/23 (a)	150,000	152,679
Diageo Investment Corp.
2.88%, 05/11/22	150,000	153,184
8.00%, 09/15/22	100,000	115,861
General Mills, Inc.
3.20%, 04/16/21	100,000	101,641
3.70%, 10/17/23 (a)	250,000	263,820
Gilead Sciences, Inc.
4.40%, 12/01/21 (a)	100,000	104,379
1.95%, 03/01/22 (a)	150,000	150,247
3.25%, 09/01/22 (a)	200,000	206,610
3.70%, 04/01/24 (a)	200,000	211,789
GlaxoSmithKline Capital PLC
3.13%, 05/14/21	150,000	152,662
2.85%, 05/08/22	200,000	204,258
3.00%, 06/01/24 (a)	100,000	103,830
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	300,000	307,585
3.38%, 05/15/23	200,000	209,096
HCA, Inc.
4.75%, 05/01/23	200,000	214,165
5.00%, 03/15/24	200,000	217,970
Johnson & Johnson
3.55%, 05/15/21	150,000	153,838
2.25%, 03/03/22 (a)	200,000	202,109
2.05%, 03/01/23 (a)	250,000	251,602
Kellogg Co.
2.65%, 12/01/23	150,000	153,316
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Keurig Dr Pepper, Inc.
3.55%, 05/25/21	100,000	102,097
4.06%, 05/25/23 (a)	300,000	317,352
3.13%, 12/15/23 (a)	100,000	102,936
Kraft Heinz Foods Co.
3.38%, 06/15/21	150,000	152,639
3.50%, 07/15/22 (a)	100,000	102,818
4.00%, 06/15/23 (a)	150,000	157,267
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (a)	200,000	207,255
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	100,000	103,751
McCormick & Co., Inc./MD
2.70%, 08/15/22 (a)	100,000	101,620
McKesson Corp.
2.85%, 03/15/23 (a)	150,000	151,711
3.80%, 03/15/24 (a)	200,000	210,879
Medtronic, Inc.
3.15%, 03/15/22	300,000	308,641
3.63%, 03/15/24 (a)	100,000	106,357
Merck & Co., Inc.
3.88%, 01/15/21 (a)	300,000	305,890
2.35%, 02/10/22	150,000	151,843
2.80%, 05/18/23	150,000	154,859
2.90%, 03/07/24 (a)	100,000	103,832
Molson Coors Brewing Co.
2.10%, 07/15/21 (a)	150,000	149,828
Mondelez International, Inc.
3.63%, 05/07/23 (a)	150,000	157,294
Mylan N.V.
3.75%, 12/15/20 (a)	100,000	101,534
3.15%, 06/15/21 (a)	100,000	101,186
Mylan, Inc.
4.20%, 11/29/23 (a)	100,000	105,254
Novartis Capital Corp.
2.40%, 09/21/22	250,000	253,940
3.40%, 05/06/24	250,000	264,784
PepsiCo, Inc.
2.00%, 04/15/21 (a)	400,000	401,066
3.00%, 08/25/21	150,000	153,331
1.70%, 10/06/21 (a)	161,000	160,787
2.75%, 03/01/23	150,000	154,552
3.60%, 03/01/24 (a)	150,000	159,958
Pfizer, Inc.
1.95%, 06/03/21	150,000	150,253
3.00%, 09/15/21	100,000	102,353
2.20%, 12/15/21	300,000	302,010
3.00%, 06/15/23	150,000	155,567
3.20%, 09/15/23 (a)	100,000	104,339
2.95%, 03/15/24 (a)	150,000	156,029
3.40%, 05/15/24	150,000	158,871
Philip Morris International, Inc.
2.90%, 11/15/21	150,000	152,773
2.38%, 08/17/22 (a)	150,000	151,308
2.50%, 11/02/22 (a)	150,000	152,246
2.13%, 05/10/23 (a)	300,000	300,655
2.88%, 05/01/24 (a)	100,000	102,888
Reynolds American, Inc.
4.00%, 06/12/22	250,000	260,056
Sanofi
4.00%, 03/29/21	250,000	257,197
3.38%, 06/19/23 (a)	150,000	157,198
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (a)	300,000	301,407
2.88%, 09/23/23 (a)	300,000	305,599

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Stryker Corp.
2.63%, 03/15/21 (a)	200,000	201,405
Takeda Pharmaceutical Co., Ltd.
4.00%, 11/26/21 (a)(f)	200,000	206,826
4.40%, 11/26/23 (a)(f)	200,000	215,071
The Clorox Co.
3.05%, 09/15/22 (a)	200,000	204,749
The Coca-Cola Co.
1.55%, 09/01/21	150,000	149,545
3.30%, 09/01/21	250,000	256,400
2.20%, 05/25/22	100,000	101,212
3.20%, 11/01/23	150,000	157,912
1.75%, 09/06/24	150,000	149,363
The Estee Lauder Cos., Inc.
1.70%, 05/10/21 (a)	100,000	99,766
The Hershey Co.
3.38%, 05/15/23 (a)	250,000	262,097
The JM Smucker Co.
3.00%, 03/15/22	300,000	305,800
The Kroger Co.
2.80%, 08/01/22 (a)	250,000	254,365
4.00%, 02/01/24 (a)	100,000	106,527
The Procter & Gamble Co.
1.85%, 02/02/21	100,000	100,094
1.70%, 11/03/21	200,000	200,329
2.30%, 02/06/22	200,000	202,842
2.15%, 08/11/22	150,000	151,711
Thermo Fisher Scientific, Inc.
3.00%, 04/15/23 (a)	100,000	102,803
4.15%, 02/01/24 (a)	150,000	161,000
Tyson Foods, Inc.
4.50%, 06/15/22 (a)	100,000	105,589
3.90%, 09/28/23 (a)	100,000	106,048
3.95%, 08/15/24 (a)	100,000	107,131
Unilever Capital Corp.
4.25%, 02/10/21	100,000	102,770
2.75%, 03/22/21	100,000	101,082
1.38%, 07/28/21	350,000	347,118
3.25%, 03/07/24 (a)	150,000	157,302
Whirlpool Corp.
4.85%, 06/15/21	100,000	103,893
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22 (a)	100,000	102,090
3.70%, 03/19/23 (a)	100,000	104,255
Zoetis, Inc.
3.25%, 02/01/23 (a)	100,000	103,040
		31,688,952
Energy 1.9%
Apache Corp.
3.25%, 04/15/22 (a)	122,000	124,291
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	200,000	203,271
BP Capital Markets America, Inc.
4.74%, 03/11/21	250,000	259,085
2.11%, 09/16/21 (a)	150,000	150,523
3.25%, 05/06/22	150,000	154,795
2.75%, 05/10/23	250,000	255,539
3.79%, 02/06/24 (a)	200,000	212,535
3.22%, 04/14/24 (a)	100,000	104,150
BP Capital Markets PLC
3.06%, 03/17/22	400,000	410,988
3.81%, 02/10/24	150,000	159,746
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	250,000	254,405
Cenovus Energy, Inc.
3.00%, 08/15/22 (a)	250,000	252,914
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	100,000	114,772
Chevron Corp.
2.10%, 05/16/21 (a)	150,000	150,551
2.50%, 03/03/22 (a)	250,000	254,047
2.36%, 12/05/22 (a)	150,000	152,256
2.57%, 05/16/23 (a)	150,000	153,193
3.19%, 06/24/23 (a)	250,000	260,582
2.90%, 03/03/24 (a)	150,000	155,715
Cimarex Energy Co.
4.38%, 06/01/24 (a)	100,000	104,835
Continental Resources, Inc.
5.00%, 09/15/22 (a)	103,000	103,876
4.50%, 04/15/23 (a)	150,000	156,496
3.80%, 06/01/24 (a)	150,000	153,757
Dominion Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	100,000	100,316
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	100,894
Enbridge, Inc.
2.90%, 07/15/22 (a)	250,000	254,156
3.50%, 06/10/24 (a)	100,000	104,187
Energy Transfer Operating LP
4.65%, 06/01/21 (a)	200,000	205,313
5.20%, 02/01/22 (a)	250,000	262,124
3.60%, 02/01/23 (a)	200,000	204,573
5.88%, 01/15/24 (a)	150,000	165,617
4.50%, 04/15/24 (a)	100,000	105,923
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (a)	100,000	105,903
4.50%, 11/01/23 (a)	100,000	105,259
Enterprise Products Operating LLC
3.35%, 03/15/23 (a)	400,000	413,394
3.90%, 02/15/24 (a)	100,000	106,113
4.88%, 08/16/77 (a)(b)	60,000	59,097
EOG Resources, Inc.
4.10%, 02/01/21	150,000	153,659
2.63%, 03/15/23 (a)	150,000	152,684
EQM Midstream Partners LP
4.75%, 07/15/23 (a)	200,000	195,376
EQT Corp.
4.88%, 11/15/21	200,000	205,209
Exxon Mobil Corp.
2.22%, 03/01/21 (a)	500,000	502,705
2.40%, 03/06/22 (a)	100,000	101,321
3.18%, 03/15/24 (a)	100,000	105,157
2.02%, 08/16/24 (a)	150,000	150,760
Halliburton Co.
3.50%, 08/01/23 (a)	150,000	155,620
Husky Energy, Inc.
4.00%, 04/15/24 (a)	100,000	104,919
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (a)	200,000	202,824
3.50%, 09/01/23 (a)	100,000	103,515
4.30%, 05/01/24 (a)	100,000	106,561
Kinder Morgan, Inc.
3.15%, 01/15/23 (a)	400,000	408,818
Marathon Oil Corp.
2.80%, 11/01/22 (a)	100,000	101,592

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Marathon Petroleum Corp.
3.40%, 12/15/20 (a)	150,000	151,807
5.13%, 03/01/21	100,000	103,771
3.63%, 09/15/24 (a)	100,000	104,920
MPLX LP
4.50%, 07/15/23 (a)	150,000	159,064
National Oilwell Varco, Inc.
2.60%, 12/01/22 (a)	100,000	101,134
Newfield Exploration Co.
5.75%, 01/30/22	100,000	106,409
5.63%, 07/01/24	150,000	163,993
Occidental Petroleum Corp.
4.10%, 02/01/21 (a)	222,000	225,798
4.85%, 03/15/21 (a)	100,000	103,096
2.60%, 08/13/21	150,000	150,873
3.13%, 02/15/22 (a)	200,000	203,230
2.70%, 08/15/22	250,000	252,237
2.70%, 02/15/23 (a)	100,000	100,541
2.90%, 08/15/24 (a)	350,000	352,301
ONEOK Partners LP
3.38%, 10/01/22 (a)	100,000	102,511
ONEOK, Inc.
7.50%, 09/01/23 (a)	150,000	175,134
2.75%, 09/01/24 (a)	100,000	100,383
Phillips 66
4.30%, 04/01/22	250,000	263,162
Pioneer Natural Resources Co.
3.95%, 07/15/22 (a)	100,000	103,909
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (a)	400,000	409,602
3.85%, 10/15/23 (a)	100,000	103,399
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (a)	200,000	205,803
6.25%, 03/15/22 (a)	150,000	161,286
5.63%, 04/15/23 (a)	100,000	108,559
5.75%, 05/15/24 (a)	300,000	333,885
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	250,000	263,494
Shell International Finance BV
1.88%, 05/10/21	150,000	150,048
1.75%, 09/12/21	200,000	199,659
2.38%, 08/21/22	150,000	152,051
2.25%, 01/06/23	150,000	151,219
3.40%, 08/12/23	141,000	148,173
3.50%, 11/13/23 (a)	150,000	158,233
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	100,000	108,817
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (a)	100,000	104,656
The Williams Cos. Inc
3.35%, 08/15/22 (a)	100,000	102,504
The Williams Cos., Inc.
3.60%, 03/15/22 (a)	150,000	154,018
3.70%, 01/15/23 (a)	100,000	103,233
4.50%, 11/15/23 (a)	150,000	159,540
4.30%, 03/04/24 (a)	300,000	317,268
Total Capital Canada Ltd.
2.75%, 07/15/23	100,000	103,046
Total Capital International S.A.
2.75%, 06/19/21	250,000	253,562
2.22%, 07/12/21 (a)	150,000	150,856
2.70%, 01/25/23	100,000	102,197
3.70%, 01/15/24	150,000	159,686
3.75%, 04/10/24	150,000	160,569
Security Rate, Maturity Date	Face Amount ($)	Value ($)
TransCanada PipeLines Ltd.
2.50%, 08/01/22	300,000	303,094
Western Midstream Operating LP
4.00%, 07/01/22 (a)	100,000	101,762
		17,300,403
Industrial Other 0.0%
Cintas Corp. No 2
2.90%, 04/01/22 (a)	150,000	153,022
Technology 2.3%
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	75,000	78,837
Alphabet, Inc.
3.38%, 02/25/24	100,000	106,221
Altera Corp.
4.10%, 11/15/23	150,000	162,009
Amphenol Corp.
3.20%, 04/01/24 (a)	100,000	103,781
Analog Devices, Inc.
2.95%, 01/12/21	250,000	252,079
3.13%, 12/05/23 (a)	100,000	103,006
Apple, Inc.
2.25%, 02/23/21 (a)	328,000	329,760
2.85%, 05/06/21	300,000	304,512
1.55%, 08/04/21 (a)	325,000	323,975
2.50%, 02/09/22 (a)	250,000	253,981
2.30%, 05/11/22 (a)	150,000	151,729
1.70%, 09/11/22	251,000	250,458
2.40%, 01/13/23 (a)	100,000	101,527
2.40%, 05/03/23	800,000	812,716
3.00%, 02/09/24 (a)	300,000	311,908
3.45%, 05/06/24	250,000	265,644
2.85%, 05/11/24 (a)	100,000	103,512
1.80%, 09/11/24 (a)	100,000	99,296
Applied Materials, Inc.
4.30%, 06/15/21	150,000	155,359
Arrow Electronics, Inc.
4.50%, 03/01/23 (a)	100,000	105,301
Avnet, Inc.
4.88%, 12/01/22	100,000	106,258
Baidu, Inc.
3.50%, 11/28/22	350,000	359,707
4.38%, 05/14/24 (a)	200,000	213,287
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	300,000	299,644
3.00%, 01/15/22 (a)	300,000	303,576
2.65%, 01/15/23 (a)	150,000	150,173
3.63%, 01/15/24 (a)	250,000	257,491
Broadcom, Inc.
3.13%, 04/15/21 (f)	100,000	101,099
3.13%, 10/15/22 (f)	200,000	203,497
3.63%, 10/15/24 (a)(f)	250,000	257,135
CA, Inc.
3.60%, 08/15/22 (a)	75,000	76,680
Cisco Systems, Inc.
2.20%, 02/28/21	250,000	251,210
1.85%, 09/20/21 (a)	261,000	261,068
2.60%, 02/28/23	150,000	153,308
2.20%, 09/20/23 (a)	100,000	101,077
3.63%, 03/04/24	150,000	160,218

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (a)(f)	400,000	411,898
5.45%, 06/15/23 (a)(f)	450,000	487,496
4.00%, 07/15/24 (a)(f)	100,000	104,461
DXC Technology Co.
4.25%, 04/15/24 (a)	100,000	104,853
Equifax, Inc.
3.30%, 12/15/22 (a)	200,000	205,457
Equinix, Inc.
2.63%, 11/18/24 (a)	200,000	200,508
Fidelity National Information Services, Inc.
2.25%, 08/15/21 (a)	100,000	100,314
4.50%, 10/15/22 (a)	250,000	266,170
Fiserv, Inc.
3.80%, 10/01/23 (a)	200,000	211,102
2.75%, 07/01/24 (a)	250,000	254,307
Flex Ltd.
5.00%, 02/15/23	100,000	106,752
Global Payments, Inc.
3.75%, 06/01/23 (a)	150,000	156,800
Hewlett Packard Enterprise Co.
3.50%, 10/05/21 (a)	150,000	153,690
4.40%, 10/15/22 (a)	250,000	264,389
HP, Inc.
4.38%, 09/15/21	250,000	258,977
IBM Credit LLC
1.80%, 01/20/21	100,000	99,864
2.65%, 02/05/21	150,000	151,285
3.60%, 11/30/21	150,000	154,978
3.00%, 02/06/23	100,000	102,872
Intel Corp.
1.70%, 05/19/21 (a)	300,000	299,809
3.30%, 10/01/21	100,000	102,706
2.70%, 12/15/22	200,000	204,777
2.88%, 05/11/24 (a)	150,000	155,593
International Business Machines Corp.
2.25%, 02/19/21	150,000	150,664
2.80%, 05/13/21	150,000	151,894
2.50%, 01/27/22	150,000	151,690
2.85%, 05/13/22	250,000	254,987
1.88%, 08/01/22	150,000	149,614
2.88%, 11/09/22	350,000	358,829
3.63%, 02/12/24	200,000	211,556
3.00%, 05/15/24	300,000	310,495
Juniper Networks, Inc.
4.50%, 03/15/24	100,000	108,212
KLA Corp.
4.13%, 11/01/21 (a)	100,000	103,531
Marvell Technology Group Ltd.
4.20%, 06/22/23 (a)	150,000	158,240
Microchip Technology, Inc.
3.92%, 06/01/21	100,000	102,100
4.33%, 06/01/23 (a)	100,000	105,310
Micron Technology, Inc.
4.64%, 02/06/24 (a)	50,000	53,731
Microsoft Corp.
1.55%, 08/08/21 (a)	500,000	498,535
2.40%, 02/06/22 (a)	150,000	152,110
2.38%, 02/12/22 (a)	150,000	152,040
2.65%, 11/03/22 (a)	150,000	153,621
2.38%, 05/01/23 (a)	150,000	152,538
2.00%, 08/08/23 (a)	150,000	150,902
3.63%, 12/15/23 (a)	100,000	106,529
2.88%, 02/06/24 (a)	250,000	259,627
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Motorola Solutions, Inc.
3.75%, 05/15/22	85,000	88,115
4.00%, 09/01/24	100,000	105,865
NetApp, Inc.
3.38%, 06/15/21 (a)	100,000	101,738
NVIDIA Corp.
2.20%, 09/16/21 (a)	250,000	250,832
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(f)	100,000	108,591
Oracle Corp.
2.80%, 07/08/21	250,000	253,895
1.90%, 09/15/21 (a)	350,000	350,210
2.50%, 05/15/22 (a)	150,000	152,071
2.50%, 10/15/22	400,000	406,836
2.63%, 02/15/23 (a)	150,000	152,930
3.63%, 07/15/23	150,000	158,603
2.40%, 09/15/23 (a)	300,000	304,465
3.40%, 07/08/24 (a)	250,000	264,001
PayPal Holdings, Inc.
2.20%, 09/26/22	150,000	150,673
2.40%, 10/01/24 (a)	150,000	150,563
QUALCOMM, Inc.
3.00%, 05/20/22	200,000	204,876
2.60%, 01/30/23 (a)	250,000	254,112
2.90%, 05/20/24 (a)	100,000	102,973
salesforce.com, Inc.
3.25%, 04/11/23 (a)	100,000	104,046
Seagate HDD Cayman
4.25%, 03/01/22 (a)	100,000	103,445
4.75%, 06/01/23	100,000	105,472
4.88%, 03/01/24 (a)	100,000	106,339
Texas Instruments, Inc.
1.85%, 05/15/22 (a)	250,000	250,471
Trimble, Inc.
4.15%, 06/15/23 (a)	100,000	104,528
Verisk Analytics, Inc.
4.13%, 09/12/22	100,000	105,241
VMware, Inc.
2.95%, 08/21/22 (a)	200,000	203,782
Xilinx, Inc.
2.95%, 06/01/24 (a)	150,000	154,111
		20,985,636
Transportation 0.4%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (a)	400,000	411,272
3.75%, 04/01/24 (a)	100,000	106,999
Canadian Pacific Railway Co.
4.45%, 03/15/23 (a)	100,000	106,808
CSX Corp.
3.70%, 11/01/23 (a)	150,000	159,254
Delta Air Lines 2019-1 Class AA Pass Through Trust
3.20%, 10/25/25	100,000	103,864
Delta Air Lines, Inc.
2.60%, 12/04/20	150,000	150,448
3.40%, 04/19/21	150,000	151,972
3.63%, 03/15/22 (a)	150,000	153,614
3.80%, 04/19/23 (a)	100,000	103,203
2.90%, 10/28/24 (a)	100,000	99,130
FedEx Corp.
3.40%, 01/14/22	150,000	154,241
4.00%, 01/15/24	100,000	107,068
Norfolk Southern Corp.
3.00%, 04/01/22 (a)	250,000	255,702

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ryder System, Inc.
3.40%, 03/01/23 (a)	350,000	360,932
Southwest Airlines Co.
2.75%, 11/16/22 (a)	50,000	50,723
Union Pacific Corp.
4.00%, 02/01/21 (a)	28,000	28,519
4.16%, 07/15/22 (a)	150,000	157,778
3.50%, 06/08/23 (a)	250,000	261,702
3.65%, 02/15/24 (a)	100,000	105,608
3.15%, 03/01/24 (a)	100,000	104,105
United Parcel Service, Inc.
3.13%, 01/15/21	150,000	152,186
2.35%, 05/16/22 (a)	100,000	101,210
2.45%, 10/01/22	300,000	304,470
2.50%, 04/01/23 (a)	250,000	253,854
		3,944,662
		124,447,753

Utility 1.1%
Electric 1.0%
Alabama Power Co.
3.55%, 12/01/23	150,000	158,710
Ameren Illinois Co.
2.70%, 09/01/22 (a)	100,000	101,839
Appalachian Power Co.
4.60%, 03/30/21 (a)	100,000	102,904
Berkshire Hathaway Energy Co.
2.38%, 01/15/21	150,000	150,747
CenterPoint Energy, Inc.
2.50%, 09/01/22 (a)	150,000	150,998
2.50%, 09/01/24 (a)	100,000	100,148
CMS Energy Corp.
5.05%, 03/15/22 (a)	100,000	105,745
Commonwealth Edison Co.
3.40%, 09/01/21 (a)	100,000	102,264
Consolidated Edison, Inc.
2.00%, 05/15/21 (a)	100,000	99,987
Consumers Energy Co.
3.38%, 08/15/23 (a)	100,000	104,792
Dominion Energy, Inc.
2.00%, 08/15/21 (a)	150,000	149,755
3.07%, 08/15/24	100,000	102,547
5.75%, 10/01/54 (a)(b)	22,000	23,851
DTE Energy Co.
3.30%, 06/15/22 (a)	100,000	102,466
3.70%, 08/01/23 (a)	100,000	104,489
2.53%, 10/01/24	100,000	100,318
Duke Energy Corp.
1.80%, 09/01/21 (a)	328,000	327,265
3.05%, 08/15/22 (a)	300,000	306,690
3.75%, 04/15/24 (a)	200,000	211,902
Duke Energy Progress LLC
3.00%, 09/15/21 (a)	200,000	203,503
Edison International
2.40%, 09/15/22 (a)	100,000	99,226
Emera US Finance LP
2.70%, 06/15/21 (a)	100,000	100,800
Entergy Corp.
4.00%, 07/15/22 (a)	150,000	156,452
Entergy Louisiana LLC
5.40%, 11/01/24	100,000	114,739
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Evergy, Inc.
2.45%, 09/15/24 (a)	100,000	100,134
Eversource Energy
2.75%, 03/15/22 (a)	150,000	152,209
2.80%, 05/01/23 (a)	200,000	203,320
Exelon Corp.
3.50%, 06/01/22 (a)	500,000	513,162
FirstEnergy Corp.
2.85%, 07/15/22 (a)	100,000	101,701
4.25%, 03/15/23 (a)	100,000	105,842
Fortis Inc/Canada
2.10%, 10/04/21 (a)	150,000	149,872
IPALCO Enterprises, Inc.
3.70%, 09/01/24 (a)	100,000	103,670
ITC Holdings Corp.
3.65%, 06/15/24 (a)	100,000	104,847
MidAmerican Energy Co.
3.50%, 10/15/24 (a)	100,000	106,506
National Rural Utilities Cooperative Finance Corp.
2.90%, 03/15/21	150,000	151,859
2.40%, 04/25/22 (a)	50,000	50,514
3.40%, 11/15/23 (a)	150,000	157,744
2.95%, 02/07/24 (a)	150,000	155,164
NextEra Energy Capital Holdings, Inc.
4.50%, 06/01/21 (a)	300,000	309,178
2.40%, 09/01/21	150,000	150,934
1.95%, 09/01/22	100,000	99,838
3.15%, 04/01/24 (a)	145,000	149,995
Northern States Power Co.
2.60%, 05/15/23 (a)	150,000	152,650
Ohio Power Co.
5.38%, 10/01/21	150,000	159,175
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)	100,000	102,637
PNM Resources, Inc.
3.25%, 03/09/21	50,000	50,624
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	100,000	105,813
PPL Capital Funding, Inc.
4.20%, 06/15/22 (a)	250,000	260,824
3.95%, 03/15/24 (a)	100,000	105,402
Public Service Electric & Gas Co.
3.25%, 09/01/23 (a)	150,000	156,958
Public Service Enterprise Group, Inc.
2.65%, 11/15/22 (a)	250,000	253,634
2.88%, 06/15/24 (a)	100,000	102,292
Puget Energy, Inc.
6.00%, 09/01/21	150,000	159,560
San Diego Gas & Electric Co.
3.00%, 08/15/21	100,000	101,511
3.60%, 09/01/23 (a)	150,000	157,026
Southern California Edison Co.
2.90%, 03/01/21	100,000	100,802
3.50%, 10/01/23 (a)	150,000	155,542
The Southern Co.
2.35%, 07/01/21 (a)	100,000	100,443
2.95%, 07/01/23 (a)	300,000	306,466
Virginia Electric & Power Co.
2.95%, 01/15/22 (a)	100,000	101,724
2.75%, 03/15/23 (a)	150,000	152,962
3.45%, 02/15/24 (a)	200,000	209,555
WEC Energy Group, Inc.
3.10%, 03/08/22	250,000	255,902

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Xcel Energy, Inc.
2.40%, 03/15/21 (a)	100,000	100,452
		9,500,580
Natural Gas 0.1%
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (a)	150,000	155,572
NiSource, Inc.
2.65%, 11/17/22 (a)	100,000	101,242
Sempra Energy
2.90%, 02/01/23 (a)	150,000	152,701
4.05%, 12/01/23 (a)	100,000	106,474
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	100,000	100,354
		616,343
		10,116,923
Total Corporates
(Cost $226,706,030)		231,534,878

Treasuries 64.5% of net assets
Bonds
7.88%, 02/15/21	365,000	391,741
8.13%, 05/15/21	825,000	902,054
8.13%, 08/15/21	30,000	33,248
8.00%, 11/15/21	105,000	117,772
7.25%, 08/15/22	400,000	459,500
7.63%, 11/15/22	226,000	265,170
7.13%, 02/15/23	500,000	585,918
Notes
1.88%, 12/15/20	2,750,000	2,755,478
1.75%, 12/31/20	4,735,500	4,738,367
2.38%, 12/31/20	1,948,100	1,962,406
2.50%, 12/31/20	7,800,000	7,867,488
2.00%, 01/15/21	5,250,000	5,268,457
1.38%, 01/31/21	3,395,000	3,382,998
2.13%, 01/31/21	4,785,000	4,809,766
2.50%, 01/31/21	5,200,000	5,248,039
2.25%, 02/15/21	2,950,000	2,969,878
3.63%, 02/15/21	5,095,000	5,211,926
1.13%, 02/28/21	3,404,300	3,380,762
2.00%, 02/28/21	5,347,800	5,368,168
2.50%, 02/28/21	7,300,000	7,372,287
2.38%, 03/15/21	2,570,000	2,592,738
1.25%, 03/31/21	3,835,300	3,813,652
2.25%, 03/31/21	6,537,100	6,586,001
2.38%, 04/15/21	7,000,000	7,065,352
1.38%, 04/30/21	2,350,500	2,341,043
2.25%, 04/30/21	6,850,000	6,904,452
2.63%, 05/15/21	3,450,000	3,496,966
3.13%, 05/15/21	2,105,000	2,148,745
1.38%, 05/31/21	2,572,900	2,561,644
2.00%, 05/31/21	1,510,000	1,517,226
2.13%, 05/31/21	2,800,000	2,818,703
2.63%, 06/15/21	3,950,000	4,006,936
1.13%, 06/30/21	1,922,900	1,906,863
1.63%, 06/30/21	3,000,000	2,998,125
2.13%, 06/30/21	805,000	810,833
2.63%, 07/15/21	3,800,000	3,857,891
1.13%, 07/31/21	1,248,400	1,237,476
1.75%, 07/31/21	3,200,000	3,204,500
2.25%, 07/31/21	1,737,600	1,754,399
2.13%, 08/15/21	5,696,800	5,741,640
2.75%, 08/15/21	4,820,000	4,907,551
1.13%, 08/31/21	3,239,500	3,209,889
1.50%, 08/31/21	4,000,000	3,989,141
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.00%, 08/31/21	3,580,000	3,601,186
2.75%, 09/15/21	4,400,000	4,484,391
1.13%, 09/30/21	1,653,400	1,637,932
2.13%, 09/30/21	1,530,000	1,543,059
2.88%, 10/15/21	3,000,000	3,067,559
1.25%, 10/31/21	2,996,400	2,974,278
1.50%, 10/31/21	3,200,000	3,192,500
2.00%, 10/31/21	2,665,500	2,683,565
2.00%, 11/15/21	2,425,200	2,442,868
2.88%, 11/15/21	2,100,000	2,149,752
1.50%, 11/30/21	5,200,000	5,189,649
1.75%, 11/30/21	4,310,900	4,321,425
1.88%, 11/30/21	2,329,300	2,340,492
2.63%, 12/15/21	18,500,000	18,873,613
2.00%, 12/31/21	2,574,600	2,594,111
2.13%, 12/31/21	2,030,300	2,050,920
2.50%, 01/15/22	6,500,000	6,618,574
1.50%, 01/31/22	2,025,300	2,020,316
1.88%, 01/31/22	2,344,300	2,356,846
2.00%, 02/15/22	2,615,300	2,636,856
2.50%, 02/15/22	4,500,000	4,585,781
1.75%, 02/28/22	1,943,800	1,949,419
1.88%, 02/28/22	2,769,800	2,785,488
2.38%, 03/15/22	7,100,000	7,224,527
1.75%, 03/31/22	1,910,000	1,916,715
1.88%, 03/31/22	4,055,000	4,079,552
2.25%, 04/15/22	6,300,000	6,393,023
1.75%, 04/30/22	1,450,000	1,455,098
1.88%, 04/30/22	2,070,000	2,082,857
1.75%, 05/15/22	3,050,000	3,061,318
2.13%, 05/15/22	9,100,000	9,211,262
1.75%, 05/31/22	3,900,000	3,914,016
1.88%, 05/31/22	3,800,000	3,825,531
1.75%, 06/15/22	8,200,000	8,232,992
1.75%, 06/30/22	4,200,000	4,217,062
2.13%, 06/30/22	2,000,000	2,026,562
1.75%, 07/15/22	10,100,000	10,137,480
1.88%, 07/31/22	5,200,000	5,236,359
2.00%, 07/31/22	4,300,000	4,344,680
1.50%, 08/15/22	3,600,000	3,590,437
1.63%, 08/15/22	2,700,000	2,701,898
1.63%, 08/31/22	4,750,000	4,753,340
1.88%, 08/31/22	3,400,000	3,424,969
1.50%, 09/15/22	3,400,000	3,391,234
1.75%, 09/30/22	2,650,000	2,661,076
1.88%, 09/30/22	3,400,000	3,426,562
1.38%, 10/15/22	3,800,000	3,775,805
1.88%, 10/31/22	2,500,000	2,519,531
2.00%, 10/31/22	3,700,000	3,742,059
1.63%, 11/15/22	4,800,000	4,803,375
2.00%, 11/30/22	10,650,000	10,772,725
2.13%, 12/31/22	1,400,000	1,422,148
1.75%, 01/31/23	2,955,000	2,968,274
2.38%, 01/31/23	3,425,000	3,505,675
2.00%, 02/15/23	1,900,000	1,923,453
1.50%, 02/28/23	950,000	946,957
2.63%, 02/28/23	3,250,000	3,353,975
1.50%, 03/31/23	1,000,000	996,758
2.50%, 03/31/23	7,235,000	7,444,419
1.63%, 04/30/23	1,100,000	1,100,645
2.75%, 04/30/23	3,800,000	3,942,945
1.75%, 05/15/23	5,470,000	5,496,068
1.63%, 05/31/23	3,850,000	3,852,557
2.75%, 05/31/23	2,200,000	2,284,648
1.38%, 06/30/23	1,800,000	1,785,797
2.63%, 06/30/23	10,800,000	11,179,266
1.25%, 07/31/23	1,000,000	987,266
2.75%, 07/31/23	11,400,000	11,856,445
2.50%, 08/15/23	2,000,000	2,063,750

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 08/31/23	1,400,000	1,388,516
2.75%, 08/31/23	1,100,000	1,145,074
1.38%, 09/30/23	2,800,000	2,775,609
2.88%, 09/30/23	5,200,000	5,441,719
1.63%, 10/31/23	3,300,000	3,302,320
2.88%, 10/31/23	4,850,000	5,079,049
2.75%, 11/15/23	1,550,000	1,616,844
2.88%, 11/30/23	9,700,000	10,167,570
2.63%, 12/31/23	17,300,000	17,981,863
2.50%, 01/31/24	15,750,000	16,300,020
2.13%, 02/29/24	750,000	765,234
2.38%, 02/29/24	3,100,000	3,194,090
2.13%, 03/31/24	8,750,000	8,930,811
2.25%, 04/30/24	7,950,000	8,159,619
2.50%, 05/15/24	1,600,000	1,659,625
2.00%, 05/31/24	13,850,000	14,076,686
1.75%, 06/30/24	8,600,000	8,646,359
2.00%, 06/30/24	600,000	609,703
1.75%, 07/31/24	5,200,000	5,228,031
2.13%, 07/31/24	16,800,000	17,170,125
2.38%, 08/15/24	500,000	516,719
1.50%, 09/30/24	4,700,000	4,671,359
1.50%, 10/31/24	3,300,000	3,279,633
2.25%, 10/31/24	2,300,000	2,366,754
2.25%, 11/15/24	6,000,000	6,174,141
1.50%, 11/30/24	7,100,000	7,059,993
2.13%, 11/30/24	8,000,000	8,185,312
Total Treasuries
(Cost $580,533,215)		588,589,638

Government Related 9.3% of net assets

Agency 4.6%
Foreign 2.2%
Austria 0.1%
Oesterreichische Kontrollbank AG
1.88%, 01/20/21	300,000	300,369
2.88%, 09/07/21	250,000	254,873
2.63%, 01/31/22	200,000	203,818
1.63%, 09/17/22	200,000	199,598
2.88%, 03/13/23	150,000	155,522
		1,114,180
British Virgin Islands 0.0%
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	250,000	253,977
Canada 0.2%
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	250,000	266,925
Export Development Canada
2.00%, 05/17/22	150,000	151,237
1.75%, 07/18/22	400,000	400,900
2.50%, 01/24/23	150,000	153,769
2.75%, 03/15/23	150,000	155,129
2.63%, 02/21/24	150,000	155,581
		1,283,541
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.64%, 05/26/21	250,000	250,616
2.45%, 10/20/21	100,000	99,972
		350,588
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Colombia 0.0%
Ecopetrol S.A.
5.88%, 09/18/23	200,000	221,056
Germany 1.1%
FMS Wertmanagement
1.38%, 06/08/21 (g)	200,000	198,946
2.00%, 08/01/22 (g)	200,000	201,613
2.75%, 03/06/23 (g)	250,000	258,352
2.75%, 01/30/24 (g)	250,000	260,330
Kreditanstalt Fuer Wiederaufbau
1.88%, 12/15/20 (g)	250,000	250,390
1.63%, 03/15/21 (g)	750,000	749,164
2.38%, 03/24/21 (g)	500,000	504,357
2.63%, 04/12/21 (g)	600,000	607,401
1.50%, 06/15/21 (g)	600,000	598,269
2.38%, 08/25/21 (g)	39,000	39,446
1.75%, 09/15/21 (g)	150,000	150,169
2.00%, 11/30/21 (g)	200,000	201,291
3.13%, 12/15/21 (g)	400,000	411,596
2.63%, 01/25/22 (g)	305,000	311,138
2.50%, 02/15/22 (g)	300,000	305,373
2.13%, 03/07/22 (g)	300,000	303,069
2.13%, 06/15/22 (g)	900,000	910,341
1.75%, 08/22/22 (g)	250,000	250,602
2.00%, 09/29/22 (g)	300,000	302,823
2.38%, 12/29/22 (g)	500,000	510,655
2.13%, 01/17/23 (g)	750,000	760,376
2.63%, 02/28/24 (g)	450,000	467,233
1.38%, 08/05/24 (g)	350,000	345,051
2.50%, 11/20/24 (g)	600,000	622,902
Landwirtschaftliche Rentenbank
1.75%, 09/24/21 (g)	100,000	100,106
2.00%, 12/06/21 (g)	200,000	201,202
3.13%, 11/14/23 (g)	200,000	211,024
		10,033,219
Japan 0.3%
Japan Bank for International Cooperation
1.88%, 04/20/21	200,000	199,990
1.50%, 07/21/21	600,000	596,580
2.50%, 06/01/22	200,000	202,987
2.38%, 11/16/22	300,000	303,832
3.38%, 07/31/23	200,000	210,153
3.38%, 10/31/23	200,000	210,821
2.50%, 05/23/24	450,000	460,024
1.75%, 10/17/24	200,000	197,736
		2,382,123
Mexico 0.1%
Petroleos Mexicanos
4.88%, 01/24/22	250,000	259,576
5.38%, 03/13/22	150,000	157,362
3.50%, 01/30/23	150,000	150,828
4.63%, 09/21/23	100,000	104,290
4.88%, 01/18/24	150,000	156,636
		828,692
Norway 0.1%
Equinor A.S.A.
3.15%, 01/23/22	200,000	205,406
2.45%, 01/17/23	150,000	152,137
2.65%, 01/15/24	43,000	44,140

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.70%, 03/01/24	100,000	106,854
3.25%, 11/10/24	100,000	105,476
		614,013
Republic of Korea 0.2%
Export-Import Bank of Korea
4.00%, 01/29/21	100,000	102,226
2.50%, 05/10/21	17,000	17,115
4.38%, 09/15/21	250,000	259,996
2.75%, 01/25/22	200,000	202,904
2.38%, 06/25/24	200,000	202,105
The Korea Development Bank
3.00%, 09/14/22	200,000	205,011
2.75%, 03/19/23	200,000	204,025
3.75%, 01/22/24	200,000	212,753
		1,406,135
Sweden 0.1%
Svensk Exportkredit AB
2.38%, 04/09/21	200,000	201,557
1.63%, 09/12/21	200,000	199,616
3.13%, 11/08/21	250,000	256,510
2.38%, 03/09/22	300,000	304,257
2.88%, 03/14/23	250,000	259,219
		1,221,159
		19,708,683
U.S. 2.4%
Fannie Mae
1.38%, 02/26/21	1,000,000	996,555
2.50%, 04/13/21	450,000	455,146
1.25%, 08/17/21	28,000	27,816
1.38%, 10/07/21	400,000	398,166
2.63%, 01/11/22	1,550,000	1,581,287
1.88%, 04/05/22	500,000	502,862
2.38%, 01/19/23	1,250,000	1,279,644
2.88%, 09/12/23	800,000	836,136
Federal Farm Credit Banks Funding Corp.
1.95%, 11/02/21	500,000	502,057
Federal Home Loan Bank
1.87%, 02/10/21 (a)	300,000	300,156
1.38%, 02/18/21	2,000,000	1,993,550
1.75%, 03/12/21	110,000	110,113
1.88%, 07/07/21	500,000	501,925
1.13%, 07/14/21	950,000	942,452
2.38%, 09/10/21	250,000	253,143
3.00%, 10/12/21	1,900,000	1,947,091
1.88%, 11/29/21	1,000,000	1,004,930
2.50%, 02/13/24	1,800,000	1,860,723
Federal National Mortgage Association
1.75%, 07/02/24	500,000	501,773
Freddie Mac
2.38%, 02/16/21	1,050,000	1,058,988
1.13%, 08/12/21	2,200,000	2,180,772
2.38%, 01/13/22	528,000	535,986
2.75%, 06/19/23	2,100,000	2,181,774
Tennessee Valley Authority
3.88%, 02/15/21	250,000	256,391
		22,209,436
		41,918,119

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Local Authority 0.7%
Foreign 0.6%
Canada 0.6%
Hydro-Quebec
8.40%, 01/15/22	100,000	113,442
Province of Alberta
2.20%, 07/26/22	200,000	202,162
3.35%, 11/01/23	250,000	264,462
2.95%, 01/23/24	150,000	156,560
1.88%, 11/13/24	250,000	250,153
Province of British Columbia
2.00%, 10/23/22	250,000	252,055
1.75%, 09/27/24	150,000	149,991
Province of Manitoba
2.13%, 05/04/22	100,000	100,825
2.10%, 09/06/22	100,000	100,870
2.60%, 04/16/24	250,000	257,866
3.05%, 05/14/24	100,000	105,104
Province of Ontario
2.55%, 02/12/21	350,000	353,041
2.50%, 09/10/21	150,000	151,908
2.40%, 02/08/22	350,000	354,664
2.55%, 04/25/22	150,000	152,726
2.25%, 05/18/22	250,000	252,863
2.20%, 10/03/22	250,000	252,890
3.40%, 10/17/23	300,000	317,794
3.05%, 01/29/24	450,000	471,787
Province of Quebec
2.75%, 08/25/21	400,000	406,808
2.38%, 01/31/22	400,000	405,248
2.63%, 02/13/23	250,000	256,744
2.50%, 04/09/24	250,000	257,380
2.88%, 10/16/24	200,000	209,889
		5,797,232
		5,797,232
U.S. 0.1%
Illinois
GO Bonds (Pension Funding) Series 2003
4.95%, 06/01/23	109,091	113,877
State Board of Administration Finance Corp.
RB Series 2016A
2.64%, 07/01/21	250,000	253,002
State of California
GO Bonds
5.70%, 11/01/21	85,000	91,167
		458,046
		6,255,278

Sovereign 0.7%
Canada 0.1%
Canada Government International Bond
2.63%, 01/25/22	300,000	306,093
2.00%, 11/15/22	300,000	303,119
		609,212
Chile 0.0%
Chile Government International Bond
2.25%, 10/30/22	150,000	150,381

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Colombia 0.1%
Colombia Government International Bond
4.38%, 07/12/21	200,000	206,524
2.63%, 03/15/23 (a)	200,000	200,165
4.00%, 02/26/24 (a)	400,000	419,984
		826,673
Hungary 0.1%
Hungary Government International Bond
6.38%, 03/29/21	258,000	273,041
5.38%, 02/21/23	250,000	274,184
5.75%, 11/22/23	210,000	237,103
5.38%, 03/25/24	200,000	225,627
		1,009,955
Indonesia 0.0%
Indonesia Government International Bond
2.95%, 01/11/23	200,000	203,346
Israel 0.0%
Israel Government International Bond
4.00%, 06/30/22	250,000	263,418
Italy 0.1%
Republic of Italy Government International Bond
6.88%, 09/27/23	400,000	460,878
2.38%, 10/17/24	300,000	294,511
		755,389
Mexico 0.1%
Mexico Government International Bond
3.63%, 03/15/22	400,000	412,752
4.00%, 10/02/23	300,000	317,773
		730,525
Panama 0.0%
Panama Government International Bond
4.00%, 09/22/24 (a)	200,000	213,953
Philippines 0.1%
Philippine Government International Bond
4.00%, 01/15/21	150,000	153,479
4.20%, 01/21/24	200,000	215,841
		369,320
Poland 0.1%
Republic of Poland Government International Bond
5.13%, 04/21/21	250,000	260,999
5.00%, 03/23/22	300,000	321,483
3.00%, 03/17/23	250,000	257,990
4.00%, 01/22/24	250,000	269,718
		1,110,190
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	200,000	214,060
Uruguay 0.0%
Uruguay Government International Bond
4.50%, 08/14/24	200,000	215,448
		6,671,870

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Supranational* 3.3%
African Development Bank
2.63%, 03/22/21	150,000	151,719
1.25%, 07/26/21	164,000	162,792
2.38%, 09/23/21	350,000	354,140
1.63%, 09/16/22	250,000	249,740
2.13%, 11/16/22	150,000	151,915
3.00%, 09/20/23	150,000	157,221
Asian Development Bank
2.25%, 01/20/21	500,000	502,910
1.63%, 03/16/21	400,000	399,500
2.13%, 11/24/21	500,000	504,340
2.00%, 02/16/22	750,000	755,437
1.88%, 07/19/22	300,000	301,596
1.75%, 09/13/22	400,000	401,018
2.75%, 03/17/23	300,000	310,350
2.63%, 01/30/24	450,000	466,801
1.50%, 10/18/24	400,000	396,370
Corp. Andina de Fomento
2.13%, 09/27/21	250,000	249,289
4.38%, 06/15/22	150,000	157,378
2.75%, 01/06/23	100,000	101,076
3.75%, 11/23/23	150,000	157,668
Council of Europe Development Bank
1.75%, 09/26/22	200,000	200,449
2.63%, 02/13/23	250,000	257,306
European Bank for Reconstruction & Development
2.00%, 02/01/21	250,000	250,680
2.75%, 04/26/21	200,000	202,819
1.88%, 07/15/21	200,000	200,475
1.50%, 11/02/21	250,000	249,114
2.75%, 03/07/23	150,000	155,081
1.63%, 09/27/24	150,000	149,388
European Investment Bank
1.63%, 12/15/20	250,000	249,783
2.00%, 03/15/21	800,000	802,968
2.50%, 04/15/21	325,000	328,452
2.38%, 05/13/21	450,000	454,302
1.38%, 09/15/21	550,000	546,975
2.13%, 10/15/21	505,000	509,128
2.88%, 12/15/21	250,000	255,981
2.25%, 03/15/22	700,000	709,215
2.63%, 05/20/22	250,000	255,795
2.38%, 06/15/22	800,000	814,188
1.38%, 09/06/22	500,000	496,182
2.00%, 12/15/22	750,000	757,455
2.50%, 03/15/23	400,000	410,624
2.88%, 08/15/23	300,000	312,876
3.13%, 12/14/23	350,000	369,710
3.25%, 01/29/24	550,000	584,185
2.63%, 03/15/24	450,000	467,305
2.25%, 06/24/24	450,000	461,011
Inter-American Development Bank
1.88%, 03/15/21	450,000	450,803
2.63%, 04/19/21	650,000	658,089
1.25%, 09/14/21	700,000	694,690
1.75%, 04/14/22	550,000	551,037
2.50%, 01/18/23	750,000	768,731
2.63%, 01/16/24	400,000	414,690
3.00%, 02/21/24	250,000	263,133
International Bank for Reconstruction & Development
1.63%, 03/09/21	364,000	363,605
1.38%, 05/24/21	950,000	945,521
2.25%, 06/24/21	200,000	201,697
2.75%, 07/23/21	600,000	610,266
1.38%, 09/20/21	800,000	795,728

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.00%, 01/26/22	1,000,000	1,007,195
1.63%, 02/10/22	800,000	799,404
2.13%, 07/01/22	250,000	252,980
1.88%, 10/07/22	150,000	150,916
2.13%, 02/13/23	150,000	152,321
1.75%, 04/19/23	250,000	250,758
3.00%, 09/27/23	400,000	419,638
2.50%, 03/19/24	450,000	465,028
1.50%, 08/28/24	400,000	396,554
2.50%, 11/25/24	500,000	519,155
International Finance Corp.
2.25%, 01/25/21	350,000	352,021
1.13%, 07/20/21	175,000	173,428
2.88%, 07/31/23	400,000	417,004
1.38%, 10/16/24	200,000	197,099
Nordic Investment Bank
1.25%, 08/02/21	500,000	496,307
2.25%, 09/30/21	200,000	201,889
2.25%, 05/21/24	200,000	204,646
The Asian Infrastructure Investment Bank
2.25%, 05/16/24	250,000	255,693
		29,812,733
Total Government Related
(Cost $83,383,202)		84,658,000
Security	Number of Shares	Value ($)
Other Investment Company 0.6% of net assets

Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.59% (h)	5,535,316	5,535,316
Total Other Investment Company
(Cost $5,535,316)		5,535,316
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Perpetual security with no stated maturity date.
(d)	Variable-rate security.
(e)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(f)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,594,153 or 0.6% of net assets.
(g)	Guaranteed by the Republic of Germany.
(h)	The rate shown is the 7-day yield.

GO –	General obligation
RB –	Revenue bond
REIT –	Real Estate Investment Trust

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates[1]	$—	$231,534,878	$—	$231,534,878
Treasuries	—	588,589,638	—	588,589,638
Government Related[1]	—	84,658,000	—	84,658,000
Other Investment Company[1]	5,535,316	—	—	5,535,316
Total	$5,535,316	$904,782,516	$—	$910,317,832
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Bond Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial

Schwab Bond Funds
Notes to Portfolio Holdings (continued)

ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89450NOV19